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UNITED STATES	Estimated average burden hours per response. . . . . . . . . . . . . . . . .19.3
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-8220

ING Variable Products Trust
(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ			85258
(Address of principal executive offices)			(Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2005 to June 30, 2005

ITEM 1.                             REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report

June 30, 2005

Class I

ING Variable Products Trust

Domestic Equity and Income Portfolio	Fixed Income Portfolio

▪ ING VP Real Estate Portfolio	▪ ING VP High Yield Bond Portfolio

Domestic Equity Growth Portfolios	International Equity Portfolio

▪ ING VP Disciplined LargeCap Portfolio	▪ ING VP International Value Portfolio
▪ ING VP MidCap Opportunities Portfolio
▪ ING VP SmallCap Opportunities Portfolio

Domestic Equity Value Portfolios

▪ ING VP Financial Services Portfolio
▪ ING VP MagnaCap Portfolio

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

TABLE OF CONTENTS

President’s Letter	1

Market Perspective	2

Shareholder Expense Examples	4

Statements of Assets and Liabilities	7

Statements of Operations	9

Statements of Changes in Net Assets	11

Financial Highlights	15

Notes to Financial Statements	23

Portfolios of Investments	36

PROXY VOTING INFORMATION

A description of the policies and procedures that the Registrant uses to determine how to vote proxies related to portfolio securities is available (1) without charge, upon request, by calling Shareholder Services toll-free at 800-992-0180; (2) on the Registrant’s website at www.ingfunds.com and (3) on the SEC’s website at www.sec.gov. Information regarding how the Registrant voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Registrant’s website at www.ingfunds.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Registrant files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Registrant’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Registrant’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330; and is available upon request from the Registrant by calling Shareholder Services toll-free at 800-992-0180.

(THIS PAGE INTENTIONALLY LEFT BLANK)

PRESIDENT’S LETTER

Dear Shareholder,

We are in the midst of an exciting time here at ING Funds. We began the year by introducing a new ING global fund that gave investors an opportunity to invest in global companies with a history of attractive dividend yields.

The new fund was a bold and innovative opportunity and it captured the attention of investors. When the fund’s initial offering period closed, it proved to be one of the five largest unleveraged closed-end funds in history.

The success of the new fund offering illustrates what ING Funds is really all about: fresh thinking in financial services. The fund’s offering success also confirmed something else that we have long believed; namely, that investors are excited about opportunities beyond our shores.

As globalization grows, investment opportunities grow as well. In 1970, only about one-third of equity market capitalization was located abroad; by 2004, that number had jumped to 50 percent[1]. It is often said that the world is becoming ever more complicated. This is undoubtedly true in the world of investments where the range of asset classes and investment techniques has never been wider. To take advantage of the opportunities that are now available, it is essential to seek investment partners who have the required breadth and depth of experience — on a global basis.

Our goal at ING Funds is to deliver innovative investment products that help you, the investor, to achieve your financial dreams. We have also long been committed to uncovering opportunities worldwide.

We will continue to bring you opportunities — wherever they occur. With access to more than 700 ING investment management professionals who are located around the world and who, in our consideration, deliver exceptional insight into markets in Europe, the Americas and the Asia-Pacific region, we believe we are in a unique position to help you take advantage of the opportunities that the world has to offer.

On behalf of everyone here at ING Funds, I thank you for your continued support and loyalty. We look forward to serving you in the future.

Sincerely,

James M. Hennessy
President
ING Funds
July 27, 2005

1                         Morgan Stanley Capital International

International investing does pose special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaims any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice.

1

MARKET PERSPECTIVE:  SIX MONTHS ENDED JUNE 30, 2005

Global stocks posted mixed results in the first half of 2005 with the U.S market finally succumbing to inflation and interest rate fears while many international stocks advanced. As a whole, global equities lost 0.7%, according to the Morgan Stanley Capital International (“MSCI”) World Index(1) in dollars, including net reinvested dividends, dragged down by a resurgent dollar, boosted by strong Gross Domestic Product (“GDP”) growth, and rising short-term interest rates. The euro was further buffeted by the defeat of a proposal for a European constitution, followed by acrimonious stalemate on a European budget. For the six months, the U.S. dollar rose 11.9% against the euro, 7.1% against the pound and 8.1% against the oil price sensitive yen.

Trends in investment grade U.S. fixed income securities had been dominated since the middle of 2004 by the flattening of the Treasury yield curve as ten-year yields fell even as the Federal Open Market Committee (“FOMC”) raised short-term interest rates five times in 2004 and then twice more in February and March of 2005. The trend had been temporarily broken in the last few weeks of the first quarter as risk appetites soured, but not for long. From April 1, evidence of slowing activity and firming inflation mounted. May saw the curve-flattening trend sustained by the eighth FOMC rate rise. Then Dallas Federal Reserve President Fisher said that the FOMC, after eight rate increases, was in the “eighth inning” of the tightening cycle, sending the ten-year Treasury yield plunging through 4%, squeezing the spread over the 90-day Bill on June 27th to 0.87%, a new low since April of 2001. But on the last day of the quarter the FOMC raised the Federal Funds rate for the ninth time, to 3.25%, and made it perfectly clear that extra innings were about to be played. For the six months, the yield on U.S. 10-year Treasury Notes fell by 0.27% to 3.95%, while the yield on 13-week Treasury Bills rose 0.88% to 3.06%. The return on the broader Lehman Brothers Aggregate Bond Index(2) was 2.5%, and the recovery of investors’ risk appetites helped the Lehman Brothers High Yield Bond Index(3) add 1.1%.

The U.S. equities market in the form of the Standard & Poor’s (“S&P”) 500 Index(4), lost 0.8% in the first half of 2005 including dividends. At this point the market was trading at a price-to-earnings level of about 15.75 times earnings for the current fiscal year. An early retreat was relieved by encouraging elections in Iraq, an upsurge in merger and acquisition activity and generally better than expected company earnings. A solid employment report on March 4 propelled the S&P 500 Index to its best close of the quarter the next day. But the sell off was swift amid concerns about inflation and a slowing economy. Investors keenly watched the swirling crosscurrents in the fixed income markets. Falling bond yields make stocks relatively more attractive and have encouraged mortgage refinancing on a massive scale. The funds raised have tended not to stay long in the wallets of American consumers, keeping expansion strong. However, inexorably rising short-term rates dampen demand and profit margins. Little wonder then that Mr. Fisher’s remarks encouraged the market to make a run in June from the previous March 7 high. Although, it was tripped up by the other major influence on stocks in recent quarters: the surging price of oil, which is potentially inflationary through costs and deflationary since it acts like a tax. The price of a barrel of oil for July delivery reached a new record on June 17, stopping the stock market rally in its tracks. June ended on a down note when the FOMC indicated that the tightening game was far from over.

Japan equities fell 5.8%, based on the MSCI Japan Index(5) plus net dividends in dollars, but rose 1.8% in local currency. By month end the broad market was trading at about 15.5 times current fiscal year earnings. The period saw the familiar raft of macro-economic disappointments, but from May the news improved. GDP growth was estimated at 4.9% after three weak quarters. Profits are growing in Japan, by 15.8% in the first quarter, and the banks’ bad loan crisis appears to be over.

European ex UK markets jumped 11.3% in local currencies during the first six months of 2005, repeatedly reaching three-year high levels, but fell 1.1% in dollars, according to the MSCI Europe ex UK Index(6) including net dividends. Markets were trading on average at about 13.5 times earnings for the current fiscal year. Such bullish performance belied bearish economic conditions with high unemployment and barely growing economies. This and the political setbacks referred to above served only to depress the euro. Stock markets cheered the weaker currency, while corporate profits held up and merger and acquisition activity revived, allowing stocks to rise in the face of record low bond yields.

The UK market gained 8.1% in sterling, based on the MSCI UK Index(7) including net dividends, making new four-year highs, but only 0.9% in dollars. It was then trading at just under 13 times current fiscal year

2

MARKET PERSPECTIVE:  SIX MONTHS ENDED JUNE 30, 2005

earnings. The UK economy as a whole has been healthy, with 3.2% growth in 2004 and low unemployment. However, over-stretched consumers and soaring real estate prices held growth in check. Five interest rate increases through August 2004 eventually took their toll. By the end of June, house prices were falling, manufacturing was in decline and GDP growth slowed. The next move in interest rates, in our opinion, clearly is a decrease and it was this expectation, plus a weaker pound that boosted a fairly inexpensive stock market.

(1)  The MSCI World Index is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.

(2)  The Lehman Brothers Aggregate Bond Index is a widely recognized, unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

(3)  The Lehman Brothers High Yield Bond Index is an unmanaged index that measures the performance of fixed-income securities generally representative of corporate bonds rated below investment-grade.

(4)  The Standard & Poor’s 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(5)  The MSCI Japan Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

(6)  The MSCI Europe ex UK Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

(7)  The MSCI UK Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

All indices are unmanaged and investors cannot invest directly in an index.

Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Funds’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of the Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

3

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution [and/or service] (12b-1) fees; and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2005 to June 30, 2005.

Actual Expenses

The first section of the table shown, “Actual Fund Return”, provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, “Hypothetical 5% Return”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ING VP Real Estate Portfolio	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Annualized Expense Ratio	Expenses Paid During the Six Months Ended June 30, 2005*
Actual Fund Return
Class I	$1,000.00	$1,048.80	1.05%	$5.33
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,019.59	1.05%	$5.26

ING VP Disciplined LargeCap Portfolio	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Annualized Expense Ratio	Expenses Paid During the Six Months Ended June 30, 2005*
Actual Fund Return
Class I	$1,000.00	$ 997.20	0.90%	$4.46
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,020.33	0.90%	$4.51

*	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

4

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

ING VP MidCap Opportunities Portfolio	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Annualized Expense Ratio	Expenses Paid During the Six Months Ended June 30, 2005*
Actual Fund Return
Class I	$1,000.00	$1,001.50	0.90%	$4.47
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,020.33	0.90%	$4.51

ING VP SmallCap Opportunities Portfolio	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Annualized Expense Ratio	Expenses Paid During the Six Months Ended June 30, 2005*
Actual Fund Return
Class I	$1,000.00	$1,008.00	0.90%	$4.48
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,020.33	0.90%	$4.51

ING VP Financial Services Portfolio	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Annualized Expense Ratio	Expenses Paid During the Six Months Ended June 30, 2005*
Actual Fund Return
Class I	$1,000.00	$ 993.50	0.80%	$3.95
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,020.83	0.80%	$4.01

ING VP MagnaCap Portfolio	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Annualized Expense Ratio	Expenses Paid During the Six Months Ended June 30, 2005*
Actual Fund Return
Class I	$1,000.00	$ 993.40	0.90%	$4.45
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,020.33	0.90%	$4.51

ING VP High Yield Bond Portfolio	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Annualized Expense Ratio	Expenses Paid During the Six Months Ended June 30, 2005*
Actual Fund Return
Class I	$1,000.00	$1,001.70	0.81%	$4.02
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,020.78	0.81%	$4.06

*	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

5

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

ING VP International Value Portfolio	Beginning Account Value Account	Ending Account Value During the	Annualized Expense Ratio	Expenses Paid During the Six Months Ended June 30, 2005*
Actual Fund Return
Class I	$1,000.00	$ 962.80	1.00%	$4.87
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,019.84	1.00%	$5.01

*	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2005 (UNAUDITED)

		ING	ING	ING
	ING	VP Disciplined	VP MidCap	VP SmallCap
	VP Real Estate	LargeCap	Opportunities	Opportunities
	Portfolio	Portfolio	Portfolio	Portfolio
ASSETS:
Investments in securities at value+*	$44,137,255	$7,611,403	$115,587,370	$180,704,592
Short-term investments at amortized cost	—	—	27,860,970	49,247,786
Repurchase agreement	—	171,000	3,866,000	9,234,000
Cash	324,639	36	—	36
Cash collateral for futures	—	9,450	—	—
Receivables:
Investment securities sold	759,275	82,429	—	2,570,238
Fund shares sold	124,703	—	—	—
Dividends and interest	221,576	8,531	35,989	2,978
Prepaid expenses	415	161	2,479	3,749
Reimbursement due from manager	—	2,023	11,928	17,422
Total assets	45,567,863	7,885,033	147,364,736	241,780,801

LIABILITIES:
Payable for investment securities purchased	955,723	59,082	—	1,822,666
Payable for fund shares redeemed	4,204	—	—	—
Payable for futures variation margin	—	1,125	—	—
Payable upon receipt of securities loaned	—	—	27,860,970	49,247,786
Payable to affiliates	41,964	5,569	91,562	148,814
Payable to custodian due to bank overdraft	—	—	7,542	—
Payable for trustee fees	672	3,168	3,209	3,845
Other accrued expenses and liabilities	46,751	29,319	44,000	92,881
Total liabilities	1,049,314	98,263	28,007,283	51,315,992
NET ASSETS	$44,518,549	$7,786,770	$119,357,453	$190,464,809

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$38,218,165	$13,715,448	$178,468,521	$215,519,713
Undistributed net investment income (accumulated net investment loss)	550,221	14,720	(211,595)	(616,777)
Accumulated net realized gain (loss) on investments and futures	932,631	(6,359,499)	(84,023,091)	(70,228,514)
Net unrealized appreciation on investments and futures	4,817,532	416,101	25,123,618	45,790,387
NET ASSETS	$44,518,549	$7,786,770	$119,357,453	$190,464,809

+ Including securities loaned at value	$—	$—	$26,962,024	$47,970,298
* Cost of investments in securities	$39,319,723	$7,193,636	$90,463,752	$134,914,205

Class I:
Net Assets	$44,047,772	$7,786,770	$76,611,300	$79,969,117
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.01	$0.01	$0.01	$0.01
Shares outstanding	3,094,015	1,938,086	11,159,629	4,880,348
Net asset value and redemption price per share	$14.24	$4.02	$6.87	$16.39

Class S:
Net Assets	$470,777	n/a	$42,746,153	$110,495,692
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.01	$0.01	$0.01	$0.01
Shares outstanding	33,080	n/a	6,292,901	6,801,675
Net asset value and redemption price per share	$14.23	n/a	$6.79	$16.25

See Accompanying Notes to Financial Statements

7

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2005 (UNAUDITED)

	ING		ING	ING
	VP Financial	ING	VP High Yield	VP International
	Services	VP MagnaCap	Bond	Value
	Portfolio	Portfolio	Portfolio	Portfolio
ASSETS:
Investments in securities at value+*	$23,526,279	$36,953,706	$53,421,875	$276,945,809
Short-term investments at amortized cost	—	—	—	11,213,000
Repurchase agreement	1,525,000	98,000	6,094,000	23,565,000
Cash	747	1,537	13,211	106,483
Foreign currencies at value**	—	—	—	422,779
Receivables:
Investment securities sold	292,503	316,298	733,219	6,152,011
Dividends and interest	20,613	49,848	999,730	639,556
Prepaid expenses	266	807	414	4,889
Reimbursement due from manager	10,298	5,391	12,172	74,736
Total assets	25,375,706	37,425,587	61,274,621	319,124,263

LIABILITIES:
Payable for investment securities purchased	105,643	182,647	1,890,381	13,791,080
Payable upon receipt of securities loaned	—	—	—	11,213,000
Income distribution payable	—	—	546,961	—
Payable to affiliates	21,045	31,149	47,770	262,628
Payable for trustee fees	768	554	4,095	14,049
Other accrued expenses and liabilities	53,161	21,048	25,270	86,753
Total liabilities	180,617	235,398	2,514,477	25,367,510
NET ASSETS	$25,195,089	$37,190,189	$58,760,144	$293,756,753

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$23,932,000	$32,061,824	$64,775,134	$272,949,077
Undistributed net investment income (accumulated net investment loss)	72,358	138,486	13,895	(176,519)
Accumulated net realized gain (loss) on investments, foreign currency related transactions and futures	238,129	1,292,608	(6,921,191)	9,363,521
Net unrealized appreciation on investments and foreign currency related transactions	952,602	3,697,271	892,306	11,620,674
NET ASSETS	$25,195,089	$37,190,189	$58,760,144	$293,756,753

+ Including securities loaned at value	$—	$—	$—	$10,747,029
* Cost of investments in securities	$22,573,677	$33,256,435	$52,529,569	$265,362,117
** Cost of foreign currencies	$—	$—	$—	$423,675

Class I:
Net Assets	$5,685,043	$8,287,120	$16,542,542	$291,952,335
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.01	$0.01	$0.01	$0.01
Shares outstanding	522,082	881,836	5,444,991	25,759,976
Net asset value and redemption price per share	$10.89	$9.40	$3.04	$11.33

Class S:
Net Assets	$19,510,046	$28,903,069	$42,217,602	$1,804,418
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.01	$0.01	$0.01	$0.01
Shares outstanding	1,794,179	3,061,078	13,909,590	157,091
Net asset value and redemption price per share	$10.87	$9.44	$3.04	$11.49

See Accompanying Notes to Financial Statements

8

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)

		ING	ING	ING
	ING	VP Disciplined	VP MidCap	VP SmallCap
	VP Real Estate	LargeCap	Opportunities	Opportunities
	Portfolio	Portfolio	Portfolio	Portfolio
INVESTMENT INCOME:
Dividends	$789,294	$70,212	$314,893	$183,565
Interest	3,640	1,231	49,764	64,523
Securities lending income	—	—	12,578	62,456
Total investment income	792,934	71,443	377,235	310,544

EXPENSES:
Investment management fees	149,038	32,446	455,131	685,881
Service fees:
Class S	57	—	53,055	129,909
Administrative service fees	18,629	4,326	60,684	91,450
Shareholder reporting expense	7,100	2,894	24,263	62,701
Professional fees	5,618	3,453	9,289	27,477
Custody and accounting expense	3,086	4,401	9,329	12,670
Trustee fees	156	254	2,869	3,350
Offering expense	3,371	—	—	—
Miscellaneous expense	3,002	1,441	11,055	7,805
Total expenses	190,057	49,215	625,675	1,021,243
Net recouped (waived and reimbursed) fees	6,000	(10,551)	(36,845)	(93,922)
Net expenses	196,057	38,664	588,830	927,321
Net investment income (loss)	596,877	32,779	(211,595)	(616,777)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES:
Net realized gain on:
Investments	936,278	540,974	3,347,524	13,341,535
Futures	—	2,889	—	—
Net realized gain on investments and futures	936,278	543,863	3,347,524	13,341,535
Net change in unrealized appreciation or depreciation on:
Investments	1,093,947	(634,828)	(3,240,227)	(11,608,235)
Futures	—	(1,786)	—	—
Net change in unrealized appreciation or depreciation on investments and futures	1,093,947	(636,614)	(3,240,227)	(11,608,235)
Net realized and unrealized gain (loss) on investments and futures	2,030,225	(92,751)	107,297	1,733,300
Increase (decrease) in net assets resulting from operations	$2,627,102	$(59,972)	$(104,298)	$1,116,523

See Accompanying Notes to Financial Statements

9

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)

	ING		ING	ING
	VP Financial	ING	VP High Yield	VP International
	Services	VP MagnaCap	Bond	Value
	Portfolio	Portfolio	Portfolio	Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$199,659	$432,631	$27,125	$4,772,838
Interest	18,705	7,194	911,533	441,855
Securities lending income	—	—	—	24,758
Total investment income	218,364	439,825	938,658	5,239,451

EXPENSES:
Investment management fees	80,604	145,313	103,413	1,379,323
Service fees:
Class S	20,148	37,915	16,000	1,803
Administrative service fees	10,747	19,375	13,788	137,932
Shareholder reporting expense	9,201	9,862	3,793	70,094
Professional fees	11,458	8,234	4,349	40,436
Custody and accounting expense	1,905	5,357	6,343	58,861
Trustee fees	93	222	1,267	6,828
Offering expense	3,343	—	—	—
Miscellaneous expense	2,743	4,078	3,129	11,135
Total expenses	140,242	230,356	152,082	1,706,412
Net waived and reimbursed fees	(34,174)	(26,073)	(26,711)	(324,631)
Net expenses	106,068	204,283	125,371	1,381,781
Net investment income	112,296	235,542	813,287	3,857,670

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY RELATED TRANSACTIONS AND FUTURES:
Net realized gain (loss) on:
Investments	397,108	3,270,328	97,696	10,367,006
Foreign currency related transactions	—	—	—	(211,987)
Futures	—	458	—	—
Net realized gain on investments, foreign currency related transactions and futures	397,108	3,270,786	97,696	10,155,019
Net change in unrealized appreciation or depreciation on:
Investments	(489,442)	(3,868,491)	220,428	(24,316,912)
Foreign currency related transactions	—	—	—	(10,866)
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	(489,442)	(3,868,491)	220,428	(24,327,778)
Net realized and unrealized gain (loss) on investments, foreign currency related transactions and futures	(92,334)	(597,705)	318,124	(14,172,759)
Increase (decrease) in net assets resulting from operations	$19,962	$(362,163)	$1,131,411	$(10,315,089)

* Foreign taxes withheld	$—	$7,634	$—	$566,911

See Accompanying Notes to Financial Statements

10

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING VP Real Estate Portfolio		ING VP Disciplined LargeCap Portfolio
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2005	2004	2005	2004
FROM OPERATIONS:
Net investment income	$596,877	$380,231	$32,779	$106,560
Net realized gain on investments and futures	936,278	256,012	543,863	1,063,985
Net change in unrealized appreciation or depreciation on investments and futures	1,093,947	3,723,585	(636,614)	(48,802)
Net increase (decrease) in net assets resulting from operations	2,627,102	4,359,828	(59,972)	1,121,743

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	(113,154)	(247,255)	(18,149)	(116,012)
Net realized gains:
Class I	—	(328,998)	—	—
Return of capital:
Class I	—	(127,843)	—	—
Total distributions	(113,154)	(704,096)	(18,149)	(116,012)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	13,507,273	27,667,798	85,306	1,378,761
Dividends reinvested	113,154	704,096	18,149	116,012
	13,620,427	28,371,894	103,455	1,494,773
Cost of shares redeemed	(2,970,514)	(672,938)	(2,352,462)	(1,851,117)
Net increase (decrease) in net assets resulting from capital share transactions	10,649,913	27,698,956	(2,249,007)	(356,344)
Net increase (decrease) in net assets	13,163,861	31,354,688	(2,327,128)	649,387

NET ASSETS:
Beginning of period	31,354,688	—	10,113,898	9,464,511
End of period	$44,518,549	$31,354,688	$7,786,770	$10,113,898
Undistributed net investment income at end of period	$550,221	$66,498	$14,720	$90

See Accompanying Notes to Financial Statements

11

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING VP MidCap Opportunities Portfolio		ING VP SmallCap Oppurtunities Portfolio
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2005	2004	2005	2004
FROM OPERATIONS:
Net investment loss	$(211,595)	$(484,787)	$(616,777)	$(1,245,414)
Net realized gain on investments	3,347,524	2,203,413	13,341,535	2,686,546
Net change in unrealized appreciation or depreciation on investments	(3,240,227)	6,528,389	(11,608,235)	15,750,271
Net increase (decrease) in net assets resulting from operations	(104,298)	8,247,015	1,116,523	17,191,403

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	11,373,945	17,358,163	16,287,460	36,075,066
Net proceeds from shares issued in merger	—	103,914,425	—	—
	11,373,945	121,272,588	16,287,460	36,075,066
Cost of shares redeemed	(18,688,834)	(23,328,512)	(22,402,980)	(43,873,361)
Net increase (decrease) in net assets resulting from capital share transactions	(7,314,889)	97,944,076	(6,115,520)	(7,798,295)
Net increase (decrease) in net assets	(7,419,187)	106,191,091	(4,998,997)	9,393,108

NET ASSETS:
Beginning of period	126,776,640	20,585,549	195,463,806	186,070,698
End of period	$119,357,453	$126,776,640	$190,464,809	$195,463,806
Accumulated net investment loss at end of period	$(211,595)	$—	$(616,777)	$—

See Accompanying Notes to Financial Statements

12

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING VP Financial Services Portfolio		ING VP MagnaCap Portfolio
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2005	2004	2005	2004
FROM OPERATIONS:
Net investment income	$112,296	$50,026	$235,542	$471,582
Net realized gain on investments and futures	397,108	168,520	3,270,786	279,828
Net change in unrealized appreciation or depreciation on investments and futures	(489,442)	1,442,044	(3,868,491)	2,491,879
Net increase (decrease) in net assets resulting from operations	19,962	1,660,590	(362,163)	3,243,289

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	(12,404)	(12,489)	(24,840)	(126,264)
Class S	(27,846)	(41,839)	(72,216)	(424,638)
Net realized gains:
Class I	(34,445)	(54,493)	—	—
Class S	(102,818)	(135,743)	—	—
Total distributions	(177,513)	(244,564)	(97,056)	(550,902)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	7,695,144	28,427,385	5,401,024	7,997,822
Dividends reinvested	134,031	180,318	97,056	546,542
	7,829,175	28,607,703	5,498,080	8,544,364
Cost of shares redeemed	(2,174,333)	(10,325,931)	(7,755,514)	(7,744,462)
Net increase (decrease) in net assets resulting from capital share transactions	5,654,842	18,281,772	(2,257,434)	799,902
Net increase (decrease) in net assets	5,497,291	19,697,798	(2,716,653)	3,492,289

NET ASSETS:
Beginning of period	19,697,798	—	39,906,842	36,414,553
End of period	$25,195,089	$19,697,798	$37,190,189	$39,906,842
Undistributed net investment income at end of period	$72,358	$312	$138,486	$—

See Accompanying Notes to Financial Statements

13

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING VP High Yield Bond Fund		ING VP International Value Portfolio
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2005	2004	2005	2004
FROM OPERATIONS:
Net investment income	$813,287	$1,028,407	$3,857,670	$3,587,042
Net realized gain on investments and foreign currency related transactions	97,696	311,223	10,155,019	20,839,023
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	220,428	(100,610)	(24,327,778)	12,866,386
Net increase (decrease) in net assets resulting from operations	1,131,411	1,239,020	(10,315,089)	37,292,451

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	(461,148)	(1,028,396)	(3,830,286)	(3,298,798)
Class S	(352,138)	—	(18,688)	(8,322)
Net realized gains:
Class I	—	—	(17,792,010)	—
Class S	—	—	(90,682)	—
Total distributions	(813,286)	(1,028,396)	(21,731,666)	(3,307,120)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	49,136,747	14,185,761	58,836,603	154,197,513
Dividends reinvested	565,277	1,006,494	21,731,665	3,307,120
	49,702,024	15,192,255	80,568,268	157,504,633
Cost of shares redeemed	(13,043,053)	(16,879,820)	(18,683,369)	(90,707,666)
Net increase (decrease) in net assets resulting from capital share transactions	36,658,971	(1,687,565)	61,884,899	66,796,967
Net increase (decrease) in net assets	36,977,096	(1,476,941)	29,838,144	100,782,298

NET ASSETS:
Beginning of period	21,783,048	23,259,989	263,918,609	163,136,311
End of period	$58,760,144	$21,783,048	$293,756,753	$263,918,609
Undistributed net investment income (accumulated net investment loss) at end of period	$13,895	$13,894	$(176,519)	$(185,215)

See Accompanying Notes to Financial Statements

14

ING VP REAL ESTATE PORTFOLIO (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class I
	Six Months Ended June 30, 2005	May 3, 2004(1) to December 31, 2004
Per Share Operating Performance:
Net asset value, beginning of the period	$13.62	10.00
Income from investment operations:
Net investment income	$0.19	0.34	*
Net realized and unrealized gain on investments	$0.47	3.64
Total from investment operations	$0.66	3.98
Less distributions from:
Net investment income	$0.04	0.14
Net realized gains on investments	$—	0.15
Return of capital	$—	0.07
Total distributions	$0.04	0.36
Net asset value, end of the period	$14.24	13.62
Total Return(2)%	4.88	40.01

Ratios and Supplemental Data:
Net assets, end of the period (000s)	$44,048	31,355
Ratios to average net assets:
Net expenses after expense reimbursement/recoupment(3)(4)%	1.05	1.05
Gross expenses prior to expense reimbursement/recoupment(4)%	1.02	1.53
Net investment income after expense reimbursement/recoupment(3)(4)%	3.19	4.79
Portfolio turnover rate %	31	30

(1)     Commencement of operations.

(2)     Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)     The Investment Manager has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

(4)     Annualized for periods less than one year.

*      Per share data calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

15

ING VP DISCIPLINED LARGECAP PORTFOLIO (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class I
	Six Months
	Ended
	June 30,	Year Ended December 31,
	2005	2004	2003	2002	2001	2000
Per Share Operating Performance:
Net asset value, beginning of the period	$4.04	3.65	2.94	3.84	4.39	4.99
Income (loss) from investment operations:
Net investment income	$0.02	0.04	0.03	0.03	0.02	0.02
Net realized and unrealized gain (loss) on investments	$(0.03)	0.40	0.71	(0.88)	(0.55)	(0.60)
Total from investment operations	$(0.01)	0.44	0.74	(0.85)	(0.53)	(0.58)
Less distributions from:
Net investment income	$0.01	0.05	0.03	0.05	0.02	0.02
Total distributions	$0.01	0.05	0.03	0.05	0.02	0.02
Net asset value, end of the period	$4.02	4.04	3.65	2.94	3.84	4.39
Total Return(1)%	(0.28)	11.99	25.16	(22.29)	(12.00)	(11.63)

Ratios and Supplemental Data:
Net assets, end of the period (000s)	$7,787	10,114	9,465	7,323	17,533	24,322
Ratios to average net assets:
Net expenses after expense reimbursement(2)(3)%	0.90	0.90	0.90	0.90	0.90	0.90
Gross expenses prior to expense reimbursement(3)%	1.14	0.98	1.46	1.66	1.62	1.18
Net investment income after expense reimbursement(2)(3)%	0.76	1.10	0.83	0.67	0.49	0.42
Portfolio turnover rate %	78	159	192	167	98	49

(1)     Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of contract insurance charges.

(2)     The Investment Manager has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

(3)     Annualized for periods less than one year.

See Accompanying Notes to Financial Statements

16

ING VP MIDCAP OPPORTUNITIES PORTFOLIO (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class I
	Six Months					May 5,
	Ended					2000(1) to
	June 30,	Year Ended December 31,				December 31,
	2005	2004	2003	2002	2001	2000
Per Share Operating Performance:
Net asset value, beginning of the period	$6.86	6.15	4.50	6.07	9.05	10.00
Income (loss) from investment operations:
Net investment income (loss)	$(0.01)	(0.02)	(0.02)	(0.02)	(0.01)	0.01
Net realized and unrealized gain (loss) on investments	$0.02	0.73	1.67	(1.55)	(2.97)	(0.95)
Total from investment operations	$0.01	0.71	1.65	(1.57)	(2.98)	(0.94)
Less distributions from:
Net investment income	$—	—	—	—	—	0.01
Total distributions	$—	—	—	—	—	0.01
Net asset value, end of the period	$6.87	6.86	6.15	4.50	6.07	9.05
Total Return(2)%	0.15	11.54	36.67	(25.86)	(32.92)	(9.38)

Ratios and Supplemental Data:
Net assets, end of the period (000s)	$76,611	83,969	13,496	4,683	3,616	1,995
Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)%	0.90	0.94	0.90	0.88	0.90	0.90
Gross expenses prior to expense reimbursement(4)%	0.94	0.96	1.21	1.53	2.66	5.76
Net investment income (loss) after expense reimbursement(3)(4)%	(0.28)	(0.47)	(0.53)	(0.42)	(0.32)	0.40
Portfolio turnover rate %	24	73	162	387	429	103

(1)     Commencement of operations.

(2)     Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of contract insurance charges. Total return for periods less than one year are not annualized.

(3)     The Investment Manager has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

(4)     Annualized for periods less than one year.

See Accompanying Notes to Financial Statements

17

ING VP SMALLCAP OPPORTUNITIES PORTFOLIO (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class I
	Six Months
	Ended
	June 30,	Year Ended December 31,
	2005	2004	2003	2002	2001	2000
Per Share Operating Performance:
Net asset value, beginning of the period	$16.26	14.76	10.64	18.88	26.73	29.24
Income (loss) from investment operations:
Net investment loss	$(0.04)	(0.09)	(0.07)	(0.10)	(0.11)	(0.01)
Net realized and unrealized gain (loss) on investments	$0.17	1.59	4.19	(8.14)	(7.69)	0.49
Total from investment operations	$0.13	1.50	4.12	(8.24)	(7.80)	0.48
Less distributions from:
Net realized gains on investments	$—	—	—	—	0.05	2.99
Total distributions	$—	—	—	—	0.05	2.99
Net asset value, end of the period	$16.39	16.26	14.76	10.64	18.88	26.73
Total Return(1)%	0.80	10.16	38.72	(43.64)	(29.15)	1.09

Ratios and Supplemental Data:
Net assets, end of the period (000s)	$79,969	86,218	91,031	64,767	103,273	131,514
Ratios to average net assets:
Net expenses after expense reimbursement(2)(3)%	0.90	0.90	0.90	0.90	0.90	0.90
Gross expenses prior to expense reimbursement(3)%	0.97	0.94	1.07	1.23	1.15	0.98
Net investment loss after expense reimbursement(2)(3)%	(0.56)	(0.58)	(0.63)	(0.75)	(0.59)	(0.06)
Portfolio turnover rate %	31	67	168	414	304	148

(1)     Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of contract insurance charges.

(2)     The Investment Manager has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

(3)     Annualized for periods less than one year.

See Accompanying Notes to Financial Statements

18

ING VP FINANCIAL SERVICES PORTFOLIO (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class I
	Six Months Ended June 30, 2005	May 3, 2004(1) to December 31, 2004
Per Share Operating Performance:
Net asset value, beginning of the period	$11.06	10.00
Income (loss) from investment operations:
Net investment income	$0.06	0.06	*
Net realized and unrealized gain (loss) on investments	$(0.14)	1.15
Total from investment operations	$(0.08)	1.21
Less distributions from:
Net investment income	$0.02	0.04
Net realized gains on investments	$0.07	0.11
Total distributions	$0.09	0.15
Net asset value, end of the period	$10.89	11.06
Total Return(2)%	(0.65)	12.18

Ratios and Supplemental Data:
Net assets, end of the period (000s)	$5,685	5,493
Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)%	0.80	0.80
Gross expenses prior to expense reimbursement(4)%	1.11	1.71
Net investment income after expense reimbursement(3)(4)%	1.23	0.87
Portfolio turnover rate %	24	95

(1)     Commencement of operations.

(2)     Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges.

(3)     The Investment Manager has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

(4)     Annualized for periods less than one year.

*      Per share data calculated using the average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

19

ING VP MAGNACAP PORTFOLIO (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class I
	Six Months					May 8,
	Ended					2000(1) to
	June 30,	Year Ended December 31,				December 31,
	2005	2004	2003	2002	2001	2000
Per Share Operating Performance:
Net asset value, beginning of the period	$9.49	8.84	6.82	8.93	10.11	10.00
Income (loss) from investment operations:
Net investment income	$0.06	0.12	0.10	0.08	0.11	0.05
Net realized and unrealized gain (loss) on investments	$(0.12)	0.67	2.00	(2.11)	(1.17)	0.11
Total from investment operations	$(0.06)	0.79	2.10	(2.03)	(1.06)	0.16
Less distributions from:
Net investment income	$0.03	0.14	0.08	0.08	0.12	0.05
Total distributions	$0.03	0.14	0.08	0.08	0.12	0.05
Net asset value, end of the period	$9.40	9.49	8.84	6.82	8.93	10.11
Total Return(2)%	(0.66)	9.07	31.00	(22.76)	(10.44)	1.61

Ratios and Supplemental Data:
Net assets, end of the period (000s)	$8,287	8,623	7,329	4,868	2,301	1,118
Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)%	0.90	0.90	0.95	0.90	0.90	0.90
Gross expenses prior to expense reimbursement(4)%	0.99	1.04	1.19	1.20	2.22	7.90
Net investment income after expense reimbursement(3)(4)%	1.37	1.40	1.35	1.22	1.27	1.45
Portfolio turnover rate %	50	18	92	47	72	28

(1)     Commencement of operations.

(2)     Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of contract insurance charges. Total return for periods less than one year are not annualized.

(3)     The Investment Manager has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

(4)     Annualized for periods less than one year.

See Accompanying Notes to Financial Statements

20

ING VP HIGH YIELD BOND PORTFOLIO (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class I
	Six Months
	Ended
	June 30,	Year Ended December 31,
	2005	2004	2003	2002	2001	2000
Per Share Operating Performance:
Net asset value, beginning of the period	$3.13	3.09	2.83	3.16	3.45	4.30
Income (loss) from investment operations:
Net investment income	$0.10	0.20	0.16	0.35	0.26	0.40
Net realized and unrealized gain (loss) on investments	$(0.09)	0.04	0.27	(0.33)	(0.29)	(0.85)
Total from investment operations	$0.01	0.24	0.43	0.02	(0.03)	(0.45)
Less distributions from:
Net investment income	$0.10	0.20	0.17	0.35	0.26	0.40
Net realized gains on investments	$—	—	—	—	—	—
Total distributions	$0.10	0.20	0.17	0.35	0.26	0.40
Net asset value, end of the period	$3.04	3.13	3.09	2.83	3.16	3.45
Total Return(1)%	0.17	7.89	15.37	0.46	(1.05)	(11.17)

Ratios and Supplemental Data:
Net assets, end of the period (000s)	$16,543	21,783	23,260	9,761	10,461	10,642
Ratios to average net assets:
Net expenses after expense reimbursement(2)(3)%	0.81	0.81	0.81	0.80	0.80	0.80
Gross expenses prior to expense reimbursement(3)%	0.98	1.00	1.24	1.46	1.28	1.13
Net investment income after expense reimbursement(2)(3)%	6.24	6.31	6.90	9.57	9.76	9.53
Portfolio turnover rate %	65	158	243	77	109	140

(1)     Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of contract insurance charges.

(2)     The Investment Manager has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

(3)     Annualized for periods less than one year.

See Accompanying Notes to Financial Statements

21

ING VP INTERNATIONAL VALUE PORTFOLIO (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class I
	Six Months
	Ended
	June 30,	Year Ended December 31,
	2005	2004	2003	2002	2001	2000
Per Share Operating Performance:
Net asset value, beginning of the period	$12.76	11.01	8.60	10.27	12.19	14.77
Income (loss) from investment operations:
Net investment income	$0.18	0.16	0.14	0.08	0.17	0.24
Net realized and unrealized gain (loss) on investments	$(0.64)	1.74	2.40	(1.66)	(1.58)	0.12
Total from investment operations	$(0.46)	1.90	2.54	(1.58)	(1.41)	0.36
Less distributions from:
Net investment income	$0.17	0.15	0.13	0.09	0.18	0.27
Net realized gain on investments	$0.80	—	—	—	0.33	2.67
Total distributions	$0.97	0.15	0.13	0.09	0.51	2.94
Net asset value, end of the period	$11.33	12.76	11.01	8.60	10.27	12.19
Total Return(1)%	(3.72)	17.41	29.92	(15.46)	(11.58)	3.18

Ratios and Supplemental Data:
Net assets, end of the period (000s)	$291,952	262,694	162,602	64,042	33,223	26,815
Ratios to average net assets:
Net expenses after expense reimbursement and brokerage commission recapture(2)(3)%	1.00	1.00	1.00	1.00	1.00	1.00
Net expenses after expense reimbursement and prior to brokerage commission recapture(2)(3)%	1.00	1.00	1.00	1.00	1.00	1.00
Gross expenses prior to expense reimbursement and brokerage commission recapture(3)%	1.24	1.22	1.45	1.58	1.53	1.44
Net investment income after expense reimbursement and brokerage commission recapture(2)(3)%	2.80	1.48	1.51	0.79	1.57	1.83
Portfolio turnover rate %	52	98	89	164	24	69

(1)     Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of contract insurance charges.

(2)     The Investment Manager has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

(3)     Annualized for periods less than one year.

See Accompanying Notes to Financial Statements

22

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED)

NOTE 1 — ORGANIZATION

Organization. The ING Variable Products Trust is a business trust organized under the laws of the Commonwealth of Massachusetts on December 17, 1993 and registered under the Investment Company Act of 1940 as a diversified, open-end management investment company, with the exception of ING VP Real Estate Portfolio, which is non-diversified. There are ten investment series which comprise the Trust. The names of the eight Portfolios in this report, which offer Class I shares are ING VP Real Estate Portfolio (“Real Estate Portfolio”), ING VP Disciplined LargeCap Portfolio (“Disciplined LargeCap Portfolio”), ING VP MidCap Opportunities Portfolio (“MidCap Opportunities Portfolio”), ING VP SmallCap Opportunities Portfolio (“SmallCap Opportunities Portfolio”), ING VP Financial Services Portfolio (“Financial Services Portfolio”), ING VP MagnaCap Portfolio (“MagnaCap Portfolio”), ING VP High Yield Bond Portfolio (“High Yield Bond Portfolio”) and ING VP International Value Portfolio (“International Value Portfolio”).

The following is a brief description of each Portfolio’s investment objective:

•                  Real Estate Portfolio seeks total return;

•                  Disciplined LargeCap Portfolio seeks capital appreciation;

•                  MidCap Opportunities Portfolio seeks long-term capital appreciation;

•                  SmallCap Opportunities Portfolio seeks long-term capital appreciation;

•                  Financial Services Portfolio seeks long-term capital appreciation;

•                  MagnaCap Portfolio seeks growth of capital;

•                  High Yield Bond Portfolio seeks to provide a high level of current income and total return; and

•                  International Value Portfolio seeks capital appreciation.

Each Portfolio offers Class I and Class S shares. MidCap Opportunities Portfolio, High Yield Bond Portfolio and International Value Portfolio also offer Adviser Class shares. The classes differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolio and earn income and realized gains/losses from the portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Differences in per share dividend rates generally result from the differences in separate class expenses, including shareholder servicing fees.

ING Investments, LLC (“ING Investments” or the “Investment Manager”), an Arizona limited liability company, serves as the Investment Manager to the Portfolios. ING Investments has engaged ING Investment Management Co. (“ING IM”), a Connecticut corporation, to serve as the Sub-Adviser to each Portfolio with the exception of the Real Estate Portfolio. ING Clarion Real Estate Securities L.P. (“INGCRES”), a Delaware limited partnership, serves as Sub-Adviser to the Real Estate Portfolio. ING Investments, ING IM and INGCRES are indirect, wholly-owned subsidiaries of ING Groep N.V. (“ING Groep”). ING Groep is one of the largest financial services organizations in the world, and offers an array of banking, insurance and asset management services to both individuals and investors.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A.           Security Valuation. Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ will be valued at the NASDAQ official closing prices. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities are valued at prices obtained from independent services or from one or more dealers making markets in the securities and may be adjusted based on the Portfolio’s valuation procedures. U.S. Government obligations are valued by using market quotations or independent pricing services that use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) are valued at their fair

23

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

values as determined in good faith by or under the supervision of the Portfolio’s Board of Trustees (“Board”), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Portfolio calculates its net asset value may also be valued at their fair values as determined in good faith by or under the supervision of a Portfolio’s Board, in accordance with methods that are specifically authorized by the Board. If an event occurs after the time at which the market for foreign securities held by the Portfolio closes but before the time that the Portfolio’s NAV is calculated, such event may cause the closing price on the foreign exchange to not represent a readily available reliable market value quotation for such securities at the time the Portfolio determines its NAV. In such a case, the Portfolio will use the fair value of such securities as determined under the Portfolio’s valuation procedures. Events after the close of trading on a foreign market that could require the Portfolio to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis in the determination of a security’s fair value, the Board has authorized the use of one or more independent research services to assist with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its NAV. There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of securities, or that such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that the Portfolio could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, the Portfolio is not obligated to use the fair valuations suggested by any research service, and valuation recommendations provided by such research services may be overridden if other events have occurred or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes the Portfolio to determine that the closing prices for one or more securities do not represent readily available reliable market value quotations at the time the Portfolio determines its NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in the Portfolio’s NAV. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value.

B.             Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

C.             Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)          Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)          Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts

24

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

of dividends, interest, and foreign withholding taxes recorded on the Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. Government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. Government securities.

D.            Foreign Currency Transactions and Futures Contracts. Each Portfolio may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. When entering into a currency forward contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. The Portfolios either enter into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and securities indices. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price. Upon entering into such a contract, a Portfolio is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, a Portfolio agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margins and are recorded as unrealized gains or losses by the Portfolios. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E.              Distributions to Shareholders. The Portfolios record distributions to their shareholders on ex-dividend date. Dividends from net investment income are declared and paid quarterly by each Portfolio, with the exception of the High Yield Bond Portfolio, which declares daily and pays quarterly. Each Portfolio distributes dividends and capital gains, if any, annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characters of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from accounting principals generally accepted in the United States of America for investment companies.

F.              Federal Income Taxes. It is the policy of the Portfolios to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, no federal income tax provision is required. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expired.

G.             Use of Estimates. Management of the Portfolios has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with accounting principles generally accepted in the United States of America for investment companies. Actual results could differ from these estimates.

H.            Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio will receive

25

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreement, plus accrued interest, being invested by the Portfolio. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest is at least equal to the repurchase price. There would be potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral, and it might incur disposition costs in liquidating the collateral.

I.                 Securities Lending. Each Portfolio has the option to temporarily loan up to 30% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. The borrower is required to fully collateralize the loans with cash or U.S. Government securities. Generally, in the event of counterparty default, the Portfolio has the right to use collateral to offset losses incurred. There would be potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears the risk of loss with respect to the investment of collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.

J.                Illiquid and Restricted Securities. Each Portfolio may not invest more than 15% of its net assets in illiquid securities. Illiquid securities are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Portfolio to sell them promptly at an acceptable price. Restricted securities are those sold under Rule 144A of the Securities Act of 1933 (“1933 Act”) or are securities offered pursuant to Section 4(2) of the 1933 Act, and are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Certain restricted securities may be considered liquid pursuant to guidelines approved by the Board or may be deemed to be illiquid because they may not be readily marketable. Illiquid and restricted securities are valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined under procedures approved by the Board.

K.            Delayed Delivery Transactions. A Portfolio may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of these securities is identified in each Portfolio’s Portfolio of Investments. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios are required to segregate liquid assets sufficient to cover the purchase price.

L.              Organization Expenses and Offering Costs. Costs incurred with the organization of the Portfolios are expensed as incurred. Costs incurred with the offering of shares of the Portfolios are deferred and amortized over a twelve-month period on a straight-line basis starting at the commencement of operations.

NOTE 3 — INVESTMENT TRANSACTIONS

For the six months ended June 30, 2005, the cost of purchases and the proceeds from the sales of securities, were as follows:

	Purchases	Sales
Real Estate Portfolio	$22,981,790	$11,239,699
Disciplined LargeCap Portfolio	6,762,774	9,109,956
MidCap Opportunities Portfolio	29,157,189	37,005,367
SmallCap Opportunities Portfolio	55,538,363	68,180,613
Financial Services Portfolio	10,175,122	4,884,114
MagnaCap Portfolio	18,344,703	20,314,409
High Yield Bond Portfolio	49,064,271	16,074,190
International Value Portfolio	171,032,321	137,233,029

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

The Portfolios entered into an Investment Management Agreement with the Investment Manager. The Investment Management Agreement compensates the Investment Manager with a fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio. The Investment Manager receives an investment advisory fee calculated at an annual rate of 0.80% on the first $100 million and 0.70% in excess of $100 million for the Real Estate Portfolio. For the Disciplined LargeCap and SmallCap Opportunities Portfolios, the Investment Manager receives an investment advisory fee of 0.75% on the first $250 million, 0.70% on the next $250 million, 0.65% on the next $250 million, 0.60% on the next $250 million, and 0.55% in excess of $1 billion of average daily net assets. The fee for the High Yield Bond Portfolio is 0.63% on the first $750 million, 0.60% on the next $250 million, and 0.55% in excess of $1 billion of average daily net assets. The fee for the MidCap Opportunities and MagnaCap Portfolios is 0.75% of average daily net assets. For the Financial Services Portfolio, the Investment Manager

26

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES (continued)

receives an investment advisory fee of 0.75% on the first $500 million and 0.70% in excess of $500 million. The Investment Manager receives an investment advisory fee of 1.00% of average daily net assets from the International Value Portfolio.

The Investment Manager has engaged ING IM to serve as Sub-Adviser to all of the Portfolios with the exception of the Real Estate Portfolio.

INGCRES serves as Sub-Adviser to the Real Estate Portfolio pursuant to a Sub-Advisory Agreement with  the Investment Manager.

ING Funds Services, LLC (the “Administrator”), an indirect, wholly-owned subsidiary of ING Groep, acts as administrator and provides certain administrative and shareholder services necessary for each Portfolio’s operations and is responsible for the supervision of other service providers. For its services, the Administrator is entitled to receive from each Portfolio a fee at an annual rate of 0.10% of the Portfolio’s average daily net assets.

In placing equity security transactions, the Investment  Manager or Sub-Adviser is required to use its best efforts to choose a broker capable of providing brokerage services necessary to obtain the best execution for each transaction. Subject to this requirement, the Investment Manager or Sub-Adviser may allocate equity security transactions through certain designated broker-dealers. Some of these broker-dealers participate in commission recapture programs that have been established for the benefit of the Portfolios. Under these programs, the participating broker-dealers will return to the Portfolio a portion of the brokerage commissions (in the form of a credit to the Portfolio) paid to the broker-dealers to pay certain expenses of the Portfolio. These commission recapture payments benefit the Portfolios and not the Investment Manager or Sub-Adviser. Any amount credited to the Portfolio is reflected as brokerage commission recapture in the Statements of Operations.

NOTE 5 — SHAREHOLDER SERVICE FEES

Class S shares of each Portfolio are subject to a Shareholder Services Plan (the “Plan”). Under the Plan, each Portfolio pays the Administrator a fee calculated at an annual rate of 0.25% of average daily net assets attributable to its Class S shares. The Administrator is entitled to use the proceeds from the Plan to make payments to insurance companies, broker-dealers or other financial intermediaries for providing services to shareholders of Class S shares.

During the six months ended June 30, 2005, the Administrator voluntarily waived 0.05% of the 0.25% fee for the MidCap Opportunities, SmallCap Opportunities, MagnaCap and International Value Portfolios.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

At June 30, 2005, the Portfolios had the following amounts recorded in payable to affiliates on the accompanying Statements of Assets and Liabilities (see Notes 4 and 5):

	Accrued		Accrued
	Investment	Accrued	Shareholder
	Management	Administrative	Services
	Fees	Fees	Fees	Recoupment	Total
Real Estate Portfolio	$ 28,851	$ 3,606	$ 52	$9,455	$ 41,964
Disciplined LargeCap Portfolio	4,914	655	—	—	5,569
MidCap Opportunities Portfolio	74,523	9,936	7,103	—	91,562
SmallCap Opportunities Portfolio	115,605	15,414	17,795	—	148,814
Financial Services Portfolio	15,135	2,018	3,892	—	21,045
MagnaCap Portfolio	23,235	3,098	4,816	—	31,149
High Yield Bond Portfolio	34,862	4,648	8,260	—	47,770
International Value Portfolio	238,499	23,850	279	—	262,628

Each Portfolio has adopted a Retirement Policy covering all independent trustees of the Portfolio who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as defined in the plan agreement.

NOTE 7 — EXPENSE LIMITATIONS

The Investment Manager has entered into a written Expense Limitation Agreement with the Portfolios under which it will limit the expenses of each Portfolio, excluding interest, taxes, brokerage and extraordinary expenses to the levels listed below:

	Class I	Class S
Real Estate Portfolio	1.05%	1.30%
Disciplined LargeCap Portfolio	0.90%	N/A
MidCap Opportunities Portfolio	0.90%	1.10%
SmallCap Opportunities Portfolio	0.90%	1.10%
Financial Services Portfolio	0.80%	1.05%
MagnaCap Portfolio	0.90%	1.10%
High Yield Bond Portfolio	0.80%	1.00%
International Value Portfolio	1.00%	1.20%

27

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 7 — EXPENSE LIMITATIONS (continued)

The Investment Manager may at a later date recoup from a Portfolio management fees waived and other expenses assumed by the Investment Manager during the previous 36 months, but only if, after such reimbursement, the Portfolios expense ratio does not exceed the percentage described above. Waived and reimbursed fees and any recoupment by the Investment Manager of such waived and reimbursed fees are reflected on the accompanying Statements of Operations for each Portfolio.

As of June 30, 2005, the amounts of waived and reimbursed fees that are subject to possible recoupment by the Investment Manager, and the related expiration dates are as follows:

	June 30,
	2006	2007	2008	Total
Real Estate Portfolio	$—	$—	$31,196	$31,196
Disciplined LargeCap Portfolio	57,321	36,535	—	93,856
LargeCap Growth Portfolio	16,148	20,954	1,864	38,966
MidCap Opportunities Portfolio	29,375	43,483	18,530	91,388
SmallCap Opportunities Portfolio	325,738	211,273	58,503	595,514
Financial Services Portfolio	—	—	94,173	94,173
MagnaCap Portfolio	45,422	84,625	22,302	152,349
High Yield Bond Portfolio	74,954	57,939	31,889	164,782
International Value Portfolio	424,587	520,045	563,473	1,508,105

The Expense Limitation Agreement is contractural and shall renew automatically for one-year terms unless ING Investments provides written notice of the termination of the Expense Limitation Agreement within 90 days of the end of the then current term.

NOTE 8 — LINE OF CREDIT

All of the Portfolios included in this report, in addition to certain other funds managed by the Investment Manager, have entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York for an aggregate amount of $125,000,000. The proceeds may be used to: (1) temporarily finance the purchase and sale of securities; (2) finance the redemption of shares of an investor in the Portfolios; and (3) enable the Portfolios to meet other emergency expenses as defined in the Credit Agreement. The Portfolios to which the line of credit is available pay a commitment fee equal to 0.09% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.

The following Portfolios utilized the line of credit during the six months ended June 30, 2005:

			Approximate
		Approximate	Weighted
		Average Daily	Average
	Days	Balance for	Interest Rate
Fund	Utilized	Days Utilized	for Days Utilized
MidCap Opportunities Portfolio	3	$1,750,000	3.24%
MagnaCap Portfolio	1	500,000	3.49%
High Yield Bond Portfolio	14	845,000	2.89%

NOTE 9 — CAPITAL SHARE TRANSACTIONS

Transactions in capital shares and dollars were as follows:

	Class I Shares		Class S Shares
	Six Months	May 3,	May 13,
	Ended	2004(1) to	2005(1) to
	June 30,	December 31,	June 30,
	2005	2004	2005
Real Estate Portfolio (Number of Shares)
Shares sold	1,006,461	2,308,199	33,360
Dividends reinvested	9,067	53,085	—
Shares redeemed	(224,082)	(58,715)	(280)
Net increase in shares outstanding	791,446	2,302,569	33,080

Real Estate Portfolio ($)
Shares sold	$13,044,996	$27,667,798	$462,277
Dividends reinvested	113,154	704,096	—
Shares redeemed	(2,966,618)	(672,938)	(3,896)
Net increase	$10,191,532	$27,698,956	$458,381

(1) Commencement of operations.

28

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARE TRANSACTIONS (continued)

	Class I Shares
	Six Months	Year
	Ended	Ended
	June 30,	December 31,
	2005	2004
Disciplined LargeCap Portfolio (Number of Shares)
Shares sold	21,357	370,391
Dividends reinvested	4,595	30,125
Shares redeemed	(590,986)	(491,516)
Net decrease in shares outstanding	(565,034)	(91,000)

Disciplined LargeCap Portfolio ($)
Shares sold	$85,306	$1,378,761
Dividends reinvested	18,149	116,012
Shares redeemed	(2,352,462)	(1,851,117)
Net decrease	$(2,249,007)	$(356,344)

	Class I Shares		Class S Shares
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2005	2004	2005	2004
MidCap Opportunities Portfolio (Number of Shares)
Shares sold	1,296,598	1,088,096	400,401	1,704,402
Share issued in merger	—	11,244,061	—	4,932,654
Shares redeemed	(2,381,445)	(2,281,004)	(409,969)	(1,495,266)
Net increase (decrease) in shares outstanding	(1,084,847)	10,051,153	(9,568)	5,141,790

MidCap Opportunities Portfolio ($)
Shares sold	$8,705,307	$6,850,158	$2,668,638	$10,508,005
Share issued in merger	—	72,407,765	—	31,506,660
Shares redeemed	(15,970,257)	(14,124,746)	(2,718,577)	(9,203,766)
Net increase (decrease)	$(7,264,950)	$65,133,177	$(49,939)	$32,810,899

	Class I Shares		Class S Shares
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2005	2004	2005	2004
SmallCap Opportunities Portfolio (Number of Shares)
Shares sold	627,310	998,412	449,248	1,435,022
Shares redeemed	(1,049,257)	(1,861,892)	(417,376)	(1,138,958)
Net increase (decrease) in shares outstanding	(421,947)	(863,480)	31,872	296,064

SmallCap Opportunities Portfolio ($)
Shares sold	$9,331,645	$14,970,291	$6,955,815	$21,104,775
Shares redeemed	(15,917,630)	(27,406,839)	(6,485,350)	(16,466,522)
Net increase (decrease)	$(6,585,985)	$(12,436,548)	$470,465	$4,638,253

	Class I Shares		Class S Shares
	Six Months	May 3,	Six Months	May 3,
	Ended	2004(1) to	Ended	2004(1) to
	June 30,	December 31,	June 30,	December 31,
	2005	2004	2005	2004
Financial Services Portfolio (Number of Shares)
Shares sold	34,348	618,809	690,026	2,165,119
Dividends reinvested	330	253	12,823	16,463
Shares redeemed	(9,308)	(122,350)	(194,187)	(896,065)
Net increase in shares outstanding	25,370	496,712	508,662	1,285,517

Financial Services Portfolio ($)
Shares sold	$362,446	$6,435,435	$7,332,698	$21,991,950
Dividends reinvested	3,367	2,736	130,664	177,582
Shares redeemed	(98,327)	(1,233,285)	(2,076,006)	(9,092,646)
Net increase	$267,486	$5,204,886	$5,387,356	$13,076,886

(1) Commencement of operations.

29

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARE TRANSACTIONS (continued)

	Class I Shares		Class S Shares
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2005	2004	2005	2004
MagnaCap Portfolio (Number of Shares)
Shares sold	442,920	282,223	127,035	610,902
Dividends reinvested	2,645	14,035	7,650	46,461
Shares redeemed	(472,402)	(216,576)	(354,321)	(650,298)
Net increase (decrease) in shares outstanding	(26,837)	79,682	(219,636)	7,065

MagnaCap Portfolio ($)
Shares sold	$4,183,889	$2,518,638	$1,217,135	$5,479,184
Dividends reinvested	24,839	126,263	72,217	420,279
Shares redeemed	(4,452,123)	(1,931,652)	(3,303,391)	(5,812,810)
Net increase (decrease)	$(243,395)	$713,249	$(2,014,039)	$86,653

	Class I Shares		Class S Shares
	Six Months	Year	April 29,
	Ended	Ended	2005(1) to
	June 30,	December 31,	June 30,
	2005	2004	2005
High Yield Bond Portfolio (Number of Shares)
Shares sold	2,459,468	4,607,955	13,972,676
Dividends reinvested	183,572	329,134	—
Shares redeemed	(4,167,543)	(5,483,824)	(63,086)
Net increase (decrease) in shares outstanding	(1,524,503)	(546,735)	13,909,590

High Yield Bond Portfolio ($)
Shares sold	$7,444,892	$14,185,761	$41,691,855
Dividends reinvested	565,277	1,006,494	—
Shares redeemed	(12,852,588)	(16,879,820)	(190,465)
Net increase (decrease)	$(4,842,419)	$(1,687,565)	$41,501,390

	Class I Shares		Class S Shares
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2005	2004	2005	2004
International Value Portfolio (Number of Shares)
Shares sold	4,838,932	13,585,671	86,995	84,315
Dividends reinvested	1,867,210	288,658	9,308	715
Shares redeemed	(1,537,817)	(8,046,088)	(33,980)	(38,116)
Net increase in shares outstanding	5,168,325	5,828,241	62,323	46,914

International Value Portfolio ($)
Shares sold	$57,790,920	$153,218,221	$1,045,683	$979,292
Dividends reinvested	21,622,297	3,298,798	109,368	8,322
Shares redeemed	(18,266,619)	(90,256,715)	(416,750)	(450,951)
Net increase	$61,146,598	$66,260,304	$738,301	$536,663

(1) Commencement of operations.

30

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 10 — SECURITIES LENDING

Under an agreement with The Bank of New York (“BNY”), the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. Government securities. The collateral must be in an amount equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the “Agreement”). The securities purchased with cash collateral received are reflected in the Portfolio of Investments. Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising their right to dispose of the collateral. The Portfolios bear the risk of loss with respect to the investment of collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio. At June 30, 2005, the Portfolios had securities on loan with the following market values:

	Value of
	Securities	Value of
	Loaned	Collateral
MidCap Opportunities Portfolio	$26,962,024	$27,860,970
SmallCap Opportunities Portfolio	47,970,298	49,247,786
International Value Portfolio	10,747,029	11,213,000

NOTE 11 — CONCENTRATION OF INVESTMENT RISKS

Non-Diversified. The Real Estate Portfolio is classified as a non-diversified investment company under the Investment Company Act, which means that the Portfolio is not limited in the proportion of its assets in a single issuer. The investment of a large percentage of a Portfolio’s assets in the securities of a small number of issuers may cause the Portfolio’s share price to fluctuate more than that of a diversified investment company.

NOTE 12 — CREDIT RISK AND DEFAULTED SECURITIES

Although each Portfolio has a diversified portfolio, High Yield Bond Portfolio invests substantially in lower rated and comparable quality unrated high yield securities. Investments in high yield securities are accompanied by a greater degree of credit risk and such lower rated securities tend to be more sensitive to economic conditions than higher rated securities.

The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer. At June 30, 2005, the High Yield Bond Portfolio held one security in default, Adelphia Business Solutions. It is each Portfolio’s accounting practice to discontinue accrual of income and provide an estimate for probable losses due to unpaid interest income on defaulted securities for the current reporting period.

NOTE 13 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of available earnings and profits, current and accumulated, for tax purposes are reported as distributions of paid-in capital.

The tax composition of dividends and distributions to shareholders was as follows:

	Six Months Ended June 30, 2005		Year Ended December 31, 2004
		Long-Term		Long-Term
	Ordinary	Capital	Ordinary	Capital	Return
	Income	Gain	Income	Gain	of Capital
Real Estate Portfolio	$ 113,154	$ —	$ 488,034	$88,219	$127,843
Disciplined LargeCap Portfolio	18,149	—	116,012	—	—
Financial Services Portfolio	40,250	137,263	244,564	—	—
MagnaCap Portfolio	97,056	—	550,902	—	—
High Yield Bond Portfolio	813,286	—	1,028,396	—	—
International Value Portfolio	3,848,974	17,882,692	3,307,120	—	—

31

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 13 — FEDERAL INCOME TAXES (continued)

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2004 were as follows:

		Undistributed	Unrealized	Post October	Capital
	Undistributed	Long-term	Appreciation	Currency Losses	Loss	Expiration
	Ordinary Income	Capital Gain	(Depreciation)	Deferred	Carryforwards	Dates
Real Estate Portfolio	$—	$—	$3,786,436	$—	—
Disciplined LargeCap Portfolio	—	—	997,097	—	$(600,647)	2008
					(2,313,281)	2009
					(2,903,690)	2010
					(1,030,036)	2011
					$(6,847,654)
MidCap Opportunities Portfolio	—	—	28,363,845	—	$(59,328,353)	2008
					(26,270,122)	2009
					(1,322,140)	2010
					$(87,370,615)
SmallCap Opportunities Portfolio	—	—	57,394,917	—	$(34,641,414)	2009
					(48,484,885)	2010
					(440,045)	2011
					$(83,566,344)
Financial Services Portfolio	136,047	—	1,284,593	—	—
MagnaCap Portfolio	—	—	7,564,340	—	$(804,230)	2010
					(1,172,526)	2011
					$(1,976,756)
High Yield Bond Portfolio	13,894	—	664,930	—	$(1,169,145)	2007
					(1,985,982)	2008
					(2,658,631)	2009
					(1,198,181)	2010
					$(7,011,939)
International Value Portfolio	8,498,189	12,308,106	32,107,086	(58,950)	—

NOTE 14 — ILLIQUID SECURITIES

Pursuant to guidelines adopted by the Portfolio’s Board, the following securities held in the High Yield Bond Portfolio have been deemed to be illiquid. The Portfolio currently limits investment in illiquid securities to 15% of the Portfolio’s net assets, at market value, at time of purchase. Fair value for these securities was determined by ING Funds Valuation Committee appointed by the Portfolio’s Board of Directors/Trustees.

		Initial			Percent
		Acquisition			of Net
Security	Shares	Date	Cost	Value	Assets
Adelphia Business Solutions	908	7/20/00	$ —	$ —	0.0%
Dayton Superior Corp.	150	8/07/00	2,792	2	0.0%
Jordan Telecommunications	150	1/31/00	—	3,636	0.0%

32

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 15 — REORGANIZATION

On April 17, 2004, MidCap Opportunities Portfolio as listed below (“Acquiring Portfolio”), acquired the assets and certain liabilities of the ING VP Growth + Value Portfolio and the ING VP Growth Opportunities Portfolio, also listed below (“Acquired Portfolios”), in a tax-free reorganization in exchange for shares of the Acquiring Portfolio, pursuant to a plan of reorganization approved by the Acquired Portfolio’s shareholders. The number  and value of shares issued by the Acquiring Portfolio are presented in Note 9 — Capital Shares. Net assets and unrealized appreciation as of the reorganization dates were as follows:

				Acquired Portfolios
Acquiring	Acquired	Total Net Assets of	Total Net Assets of	Unrealized	Conversion
Portfolios	Portfolios	Acquired Portfolios (000)	Acquiring Portfolio (000)	Appreciation (000)	Ratio
MidCap Opportunities Portfolio	ING VP Growth + Value Portfolio	$64,114	$23,820	$11,656	2.19
MidCap Opportunities Portfolio	ING VP Growth Opportunities Portfolio	39,800	23,820	6,663	0.81

The net assets of the MidCap Opportunities Portfolio after the acquisition were approximately $127,734,000.

NOTE 16 — INFORMATION REGARDING TRADING OF ING’S U.S. MUTUAL FUNDS

ING Investments, LLC (“Investments”), the adviser to the ING Funds, has reported to the Boards of Directors/Trustees (the “Board”) of the ING Funds that, like many U.S. financial services companies, Investments and certain of its U.S. affiliates have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. Investments has advised the Board that it and its affiliates have cooperated fully with each request.

In addition to responding to regulatory and governmental requests, Investments reported that management of U.S. affiliates of ING Groep N.V., including Investments (collectively, “ING”), on their own initiative, have conducted, through independent special counsel and a national accounting firm, an extensive internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. ING’s internal review related to mutual fund trading is now substantially completed. ING has reported that, of the millions of customer relationships that ING maintains, the internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within ING’s variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred, despite measures taken by ING intended to combat market timing. ING further reported that each of these arrangements has been terminated and fully disclosed to regulators. The results of the internal review were also reported to the independent members of the Board.

Investments has advised the Board that most of the identified arrangements were initiated prior to ING’s acquisition of the  businesses in question in the U.S. Investments further reported that the companies in question did not receive special benefits in return for any of these arrangements, which have all been terminated.

Based on the internal review, Investments has advised the Board that the identified arrangements do not represent a systemic problem in any of the companies that were involved.

More specifically, Investments reported to the Board that, at this time, these instances include the following:

•                  ING has identified three arrangements, dating from 1995, 1996 and 1998, under which the administrator to the then-Pilgrim Funds, which subsequently became part of the ING Funds, entered formal and informal arrangements that permitted frequent trading. ING Funds Distributor, LLC (“IFD”) has received a notice from the staff of the NASD informing IFD that it has made a preliminary determination to recommend that disciplinary action be brought against IFD and one of its registered persons for violations of the NASD Conduct Rules and certain provisions of the federal securities laws in connection with these arrangements.

•                  Aeltus Investment Management, Inc. (a predecessor entity to ING Investment Management Co.) has identified two investment professionals who

33

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

engaged in extensive frequent trading in certain ING Funds. One was subsequently terminated for cause and incurred substantial financial penalties in connection with this conduct and the second has been disciplined.

•                  ReliaStar Life Insurance Company (“ReliaStar”) entered into agreements seven years ago permitting the owner of policies issued by the insurer to engage in frequent trading and to submit orders until 4pm Central Time. In 2001 ReliaStar also entered into a selling agreement with a broker-dealer that engaged in frequent trading. Employees of ING affiliates were terminated and/or disciplined in connection with these matters.

•                  In 1998, Golden American Life Insurance Company entered into arrangements permitting a broker-dealer to frequently trade up to certain specific limits in a fund available in an ING variable annuity product. No employee responsible for this arrangement remains at the company.

For additional information regarding these matters, you may consult the Form 8-K for each of four life insurance companies, ING USA Annuity and Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, and ReliaStar Life Insurance Company of New York, each filed with the Securities and Exchange Commission (the “SEC”) on September 9, 2004. These Forms 8-K can be accessed through the SEC’s Web site at http://www.sec.gov. Despite the extensive internal review conducted through independent special counsel and a national accounting firm, there can be no assurance that the instances of inappropriate trading reported to the Board are the only instances of such trading respecting the ING Funds. Investments reported to the Board that ING is committed to conducting its business with the highest standards of ethical conduct with zero tolerance for noncompliance.

Accordingly, Investments advised the Board that ING management was disappointed that its voluntary internal review identified these situations. Viewed in the context of the breadth and magnitude of its U.S. business as a whole, ING management does not believe that ING’s acquired companies had systemic ethical or compliance issues in these areas. Nonetheless, Investments reported that given ING’s refusal to tolerate any lapses, it has taken the steps noted below, and will continue to seek opportunities to further strengthen the internal controls of its affiliates.

•                  ING has agreed with the ING Funds to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the Securities and Exchange Commission. Investments reported to the Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or its U.S. business.

•                  ING updated its Code of Conduct for employees reinforcing its employees’ obligation to conduct personal trading activity consistent with the law, disclosed limits, and other requirements.

•                  The ING Funds, upon a recommendation from ING, updated their respective Codes of Ethics applicable to investment professionals with ING entities and certain other fund personnel, requiring such personnel to pre-clear any purchases or sales of ING Funds that are not systematic in nature (i.e., dividend reinvestment), and imposing minimum holding periods for shares of ING Funds.

•                  ING instituted excessive trading policies for all customers in its variable insurance and retirement products and for shareholders of the ING Funds sold to the public through financial intermediaries. ING does not make exceptions to these policies.

•                  ING reorganized and expanded its U.S. Compliance Department, and created an Enterprise Compliance team to enhance controls and consistency in regulatory compliance.

NOTE 17 — SUBSEQUENT EVENTS

On July 21, 2005, the Board approved a proposal to reorganize the Disciplined LargeCap Portfolio into ING Fundamental Research Portfolio and MagnaCap Portfolio into ING VP Value Opportunity Portfolio. The proposed reorganizations are subject to approval by shareholders of Disciplined LargeCap and MagnaCap Portfolios. If shareholder approval is obtained, it is expected that the reorganizations would take place during the fourth calendar quarter of 2005.

34

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 17 — SUBSEQUENT EVENTS (continued)

Dividends. Subsequent to June 30, 2005, the following Portfolios declared dividends and distributions of:

	Per Share Amounts
	Net Investment
	Income	Payable Date	Record Date
Real Estate Portfolio
Class I	$0.1056	July 6, 2005	June 30, 2005
Class S	$0.1043	July 6, 2005	June 30, 2005

Disciplined LargeCap Portfolio
Class I	$0.0081	July 6, 2005	June 30, 2005

Financial Services Portfolio
Class I	$0.0332	July 6, 2005	June 30, 2005
Class S	$0.0272	July 6, 2005	June 30, 2005

MagnaCap Portfolio
Class I	$0.0399	July 6, 2005	June 30, 2005
Class S	$0.0339	July 6, 2005	June 30, 2005

High Yield Portfolio
Class I	$0.0156	October 1, 2005	Daily
Class S	$0.0146	October 1, 2005	Daily

International Value Portfolio
Class I	$0.1124	July 6, 2005	June 30, 2005
Class S	$0.1064	July 6, 2005	June 30, 2005

35

PORTFOLIO OF INVESTMENTS
ING VP REAL ESTATE PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED)

Industry Allocation*

as of June 30, 2005

(as a percent of net assets)

*      Excludes other assets and liabilities of 0.9% of net assets.

Portfolio holdings are subject to change daily.

Shares			Value
REAL ESTATE INVESTMENT TRUSTS: 93.7%
	Apartments: 15.9%
28,990	Archstone-Smith Trust		$1,119,594
21,710	AvalonBay Communities, Inc.		1,754,168
5,400	BRE Properties		225,990
25,780	Camden Property Trust		1,385,675
32,900	Equity Residential		1,211,378
12,900	Post Properties, Inc.		465,819
37,720	United Dominion Realty Trust, Inc.		907,166
			7,069,790
	Diversified: 9.2%
11,200	American Campus Communities, Inc.		254,016
25,580	Liberty Property Trust		1,133,450
34,400	Reckson Associates Realty Corp.		1,154,120
19,200	Vornado Realty Trust		1,543,680
			4,085,266
	Hotels: 5.1%
89,080	Host Marriott Corp.		1,558,900
13,770	LaSalle Hotel Properties		451,794
13,900	Strategic Hotel Capital, Inc.		250,200
			2,260,894
	Office Property: 23.1%
24,980	Arden Realty, Inc.		898,780
8,600	BioMed Realty Trust, Inc.		205,110
31,720	Boston Properties, Inc.		2,220,400
12,300	Carramerica Realty Corp.		445,014
23,150	Corporate Office Properties Trust SBI MD		681,768
51,400	Equity Office Properties Trust		1,701,340
33,750	Maguire Properties, Inc.		956,475
24,000	SL Green Realty Corp.		$1,548,000
77,810	Trizec Properties, Inc.		1,600,552
			10,257,439
	Regional Malls: 18.2%
10,780	CBL & Associates Properties, Inc.		464,295
43,300	General Growth Properties, Inc.		1,779,197
14,780	Macerich Co.		990,999
23,190	Mills Corp.		1,409,720
44,660	Simon Property Group, Inc.		3,237,403
6,600	Taubman Centers, Inc.		224,994
			8,106,608
	Shopping Centers: 10.1%
21,980	Acadia Realty Trust		409,927
29,490	Developers Diversified Realty Corp.		1,355,360
11,500	Federal Realty Investors Trust		678,500
13,300	Pan Pacific Retail Properties, Inc.		882,854
20,760	Regency Centers Corp.		1,187,472
			4,514,113
	Storage: 5.1%
15,500	Extra Space Storage, Inc.		222,115
32,600	Public Storage, Inc.		2,061,950
			2,284,065
	Warehouse: 7.0%
27,700	AMB Property Corp.		1,203,011
48,060	ProLogis		1,933,934
			3,136,945
	Total Real Estate Investment Trusts (Cost $37,147,294)		41,715,120

COMMON STOCK: 5.4%
	Lodging: 5.4%
27,000	Hilton Hotels Corp.		643,950
30,360	Starwood Hotels & Resorts Worldwide, Inc.		1,778,185

	Total Common Stock (Cost $2,172,429)		2,422,135

	Total Investments In Securities (Cost $39,319,723)*	99.1%	$44,137,255
	Other Assets and Liabilities-Net	0.9	381,294
	Net Assets	100.0%	$44,518,549

REIT	Real Estate Investment Trust
*	Cost for federal income tax purposes is $39,216,585. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$4,920,670
Gross Unrealized Depreciation	—
Net Unrealized Appreciation	$4,920,670

See Accompanying Notes to Financial Statements

36

PORTFOLIO OF INVESTMENTS
ING VP DISCIPLINED LARGECAP PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED)

Industry Allocation*

as of June 30, 2005

(as a percent of net assets)

*      Excludes other assets and liabilities of 0.1% of net assets.

(1)     Includes six industries, which each represent 2 - 3% of net assets.

(2)     Includes nineteen industries, which each represent less than 2% of net assets.

Portfolio holdings are subject to change daily.

Shares			Value
COMMON STOCK: 97.7%
		Advertising: 0.5%
500		Omnicom Group, Inc.	$39,930
			39,930
		Aerospace/Defense: 2.4%
570		Boeing Co.	37,620
500		General Dynamics Corp.	54,770
885		Lockheed Martin Corp.	57,410
660		United Technologies Corp.	33,891
			183,691
		Agriculture: 2.9%
1,345		Altria Group, Inc.	86,968
1,840		Archer-Daniels-Midland Co.	39,339
710		Monsanto Co.	44,638
400		Reynolds American, Inc.	31,520
500		UST, Inc.	22,830
			225,295
		Apparel: 1.4%
1,190	@	Coach, Inc.	39,948
555		Nike, Inc.	48,064
320		VF Corp.	18,310
			106,322
		Auto Manufacturers: 0.6%
4,600		Ford Motor Co.	47,104
			47,104
		Auto Parts and Equipment: 0.1%
580	@	Goodyear Tire & Rubber Co.	8,642
			8,642
		Banks: 4.9%
4,165		Bank of America Corp.	$189,966
535		Comerica, Inc.	30,923
1,325		U.S. Bancorp	38,690
1,000		Wachovia Corp.	49,600
1,135		Wells Fargo & Co.	69,893
			379,072
		Beverages: 2.6%
273		Brown-Forman Corp.	16,506
2,930		Coca-Cola Co.	122,327
1,125		PepsiCo, Inc.	60,671
			199,504
		Biotechnology: 0.6%
835	@	Amgen, Inc.	50,484
			50,484
		Chemicals: 1.5%
675		Dow Chemical Co.	30,058
695		E.I. du Pont de Nemours & Co.	29,892
585		PPG Industries, Inc.	36,714
400		Sherwin-Williams Co.	18,836
			115,500
		Commercial Services: 1.2%
390		Equifax, Inc.	13,927
920		McKesson Corp.	41,207
1,080		Paychex, Inc.	35,143
			90,277
		Computers: 5.7%
1,650	@	Apple Computer, Inc.	60,737
3,065	@	Dell, Inc.	121,098
4,680	@	EMC Corp.	64,163
1,943		Hewlett-Packard Co.	45,680
1,010		International Business Machines Corp.	74,942
1,295	@	Network Appliance, Inc.	36,610
2,600	@,X	Seagate Technology	0
10,565	@	Sun Microsystems, Inc.	39,407
			442,637
		Cosmetics/Personal Care: 1.1%
1,585		Procter & Gamble Co.	83,609
			83,609
		Diversified Financial Services: 5.6%
780		American Express Co.	41,519
700		CIT Group, Inc.	30,079
2,900		Citigroup, Inc.	134,068
1,300		Countrywide Financial Corp.	50,193
595		Fannie Mae	34,748
580		Lehman Brothers Holdings, Inc.	57,582
565		Merrill Lynch & Co., Inc.	31,081
705		Morgan Stanley	36,991
1,115	@	Providian Financial Corp.	19,657
			435,918
		Electric: 2.6%
1,090		Duke Energy Corp.	32,406
775		Exelon Corp.	39,781
830		Southern Co.	28,776
1,200		TXU Corp.	99,708
			200,671

See Accompanying Notes to Financial Statements

37

PORTFOLIO OF INVESTMENTS
ING VP DISCIPLINED LARGECAP PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value
		Electrical Components and Equipment: 0.7%
900		Emerson Electric Co.	$56,367
			56,367
		Electronics: 0.2%
3,117	@	Solectron Corp.	11,813
			11,813
		Food: 1.3%
900		General Mills, Inc.	42,111
447		SUPERVALU, Inc.	14,577
600		Wm. Wrigley Jr. Co.	41,304
			97,992
		Hand/Machine Tools: 0.3%
240		Black & Decker Corp.	21,564
			21,564
		Healthcare-Products: 3.3%
735		Becton Dickinson & Co.	38,565
800		Guidant Corp.	53,840
1,925		Johnson & Johnson	125,126
795		Medtronic, Inc.	41,173
			258,704
		Healthcare-Services: 3.2%
660		Aetna, Inc.	54,661
570	@	Humana, Inc.	22,652
1,810		UnitedHealth Group, Inc.	94,374
1,110	@	WellPoint, Inc.	77,300
			248,987
		Household Products/Wares: 0.8%
1,000		Kimberly-Clark Corp.	62,590
			62,590
		Insurance: 7.3%
859	@@	ACE Ltd.	38,526
1,200		Allstate Corp.	71,700
1,630		American Intl. Group, Inc.	94,702
1,000		Aon Corp.	25,040
495		Chubb Corp.	42,377
360		CIGNA Corp.	38,531
1,430		MetLife, Inc.	64,264
300		MGIC Investment Corp.	19,566
480		Progressive Corp.	47,429
965		Prudential Financial, Inc.	63,362
450		Safeco Corp.	24,453
480	@@	XL Capital Ltd.	35,722
			565,672
		Internet: 1.2%
760	@	eBay, Inc.	25,088
1,960	@	Symantec Corp.	42,610
795	@	Yahoo!, Inc.	27,547
			95,245
		Iron/Steel: 0.5%
500		Nucor Corp.	22,810
390		United States Steel Corp.	13,404
			36,214
		Leisure Time: 0.2%
300		Carnival Corp.	$16,365
			16,365
		Machinery-Diversified: 0.4%
570		Rockwell Automation, Inc.	27,765
			27,765
		Media: 3.0%
1,400	@	Comcast Corp.	42,980
1,000		McGraw-Hill Cos., Inc.	44,250
1,900		News Corp. - Class A	30,742
2,975	@	Time Warner, Inc.	49,711
1,085		Viacom, Inc.	34,742
1,325		Walt Disney Co.	33,364
			235,789
		Miscellaneous Manufacturing: 4.8%
450		3M Co.	32,535
800		Danaher Corp.	41,872
6,800		General Electric Co.	235,620
1,650		Honeywell Intl., Inc.	60,440
			370,467
		Oil and Gas: 10.0%
745		Burlington Resources, Inc.	41,154
2,145		ChevronTexaco Corp.	119,948
1,596		ConocoPhillips	91,754
885		Devon Energy Corp.	44,852
5,005	S	Exxon Mobil Corp.	287,636
780		Marathon Oil Corp.	41,629
700		Occidental Petroleum Corp.	53,851
150		Sunoco, Inc.	17,052
580		Unocal Corp.	37,729
565		Valero Energy Corp.	44,697
			780,302
		Pharmaceuticals: 5.0%
310		AmerisourceBergen Corp.	21,437
905		Cardinal Health, Inc.	52,110
1,135	@	Caremark Rx, Inc.	50,530
800	@	King Pharmaceuticals, Inc.	8,336
1,440		Merck & Co., Inc.	44,352
7,578		Pfizer, Inc.	209,001
			385,766
		Retail: 8.0%
755		Best Buy Co., Inc.	51,755
691		Circuit City Stores, Inc.	11,947
440		Darden Restaurants, Inc.	14,511
2,925		Home Depot, Inc.	113,782
825		J.C. Penney Co., Inc. Holding Co.	43,379
480		Lowe’s Cos., Inc.	27,946
925		McDonald’s Corp.	25,669
300	@	Sears Holdings Corp.	44,961
2,085		Staples, Inc.	44,452
300	@	Starbucks Corp.	15,498
525		Target Corp.	28,565
700	@	Toys “R” Us, Inc.	18,536
2,115		Wal-Mart Stores, Inc.	101,943
1,690		Walgreen Co.	77,723
			620,667

See Accompanying Notes to Financial Statements

38

PORTFOLIO OF INVESTMENTS
ING VP DISCIPLINED LARGECAP PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

		Semiconductors: 2.7%
6,665		Intel Corp.	$173,690
1,205		Texas Instruments, Inc.	33,824
			207,514
		Software: 4.8%
1,380		Adobe Systems, Inc.	39,496
780	@	Autodesk, Inc.	26,809
700	@	BMC Software, Inc.	12,565
1,535	@	Compuware Corp.	11,037
600	@	Intuit, Inc.	27,066
6,440		Microsoft Corp.	159,969
7,020	@	Oracle Corp.	92,664
885	@	Parametric Technology Corp.	5,646
			375,252
		Telecommunications: 5.2%
4,225	@	Cisco Systems, Inc.	80,740
4,110		Motorola, Inc.	75,049
1,075		QUALCOMM, Inc.	35,486
450		Scientific-Atlanta, Inc.	14,972
5,700		Verizon Communications, Inc.	196,934
			403,181
		Toys/Games/Hobbies: 0.1%
479		Hasbro, Inc.	9,958
			9,958
		Transportation: 1.5%
680		CSX Corp.	29,009
1,200		Norfolk Southern Corp.	37,152
700		United Parcel Service, Inc.	48,412
			114,573
		Total Common Stock (Cost $7,193,636)	7,611,403

Principal Amount			Value

SHORT-TERM INVESTMENTS: 2.2%
	Repurchase Agreement: 2.2%
$171,000	Morgan Stanley Repurchase Agreement date 06/30/05, 3.50%, due 07/01/05, $171,016 to be received upon repurchase (Collateralized by $555,000 Federal National Mortgage Association, 3.780% Market Value plus accrued interest $174,753, due 05/15/30)		171,000

	Total Short-Term Investments (Cost $171,000)		171,000

	Total Investments In Securities (Cost $7,364,636)*	99.9%	$7,782,403
	Other Assets and Liabilities-Net	0.1	4,367
	Net Assets	100.0%	$7,786,770

@	Non-income producing security
@@	Foreign issuer
S	Segregated securities for futures, when-issued or delayed delivery securities held at June 30, 2005.
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
*	Cost for federal income tax purposes is $7,442,134. Net unrealized Appreciation consists of:

Gross Unrealized Appreciation	$562,406
Gross Unrealized Depreciation	(222,137)
Net Unrealized Appreciation	$340,269

Information concerning open futures contracts at June 30, 2005 is shown below:

Long Contracts	No. of Contracts	Notional Market Value	Expiration Date	Unrealized Gain (Loss)
S&P 500 Future	3	$179,325	09/16/2005	$(1,666)

See Accompanying Notes to Financial Statements

39

PORTFOLIO OF INVESTMENTS
ING VP MIDCAP OPPORTUNITIES PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED)

Industry Allocation*

as of June 30, 2005

(as a percent of net assets)

*                 Excludes other assets and liabilities of (23.4)% of net assets and 23.3% of net assets for short-term investments related to securities lending.

(1)              Includes three industries, which each represent 2 - 3% of net assets.

(2)              Includes eighteen industries, which each represent 1 - 2% of net assets.

(3)              Includes five industries, which each represent 1% or less of net assets.

Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 96.9%
		Advertising: 0.7%
11,200	@,L	Getty Images, Inc.	$831,712
			831,712
		Apparel: 3.2%
75,000	@	Coach, Inc.	2,517,750
30,400		Polo Ralph Lauren Corp.	1,310,544
			3,828,294
		Auto Parts and Equipment: 1.7%
38,300		BorgWarner, Inc.	2,055,561
			2,055,561
		Banks: 1.0%
16,670		Zions Bancorporation	1,225,745
			1,225,745
		Biotechnology: 2.1%
33,700	@,L	Celgene Corp.	1,373,949
13,009	@,L	Charles River Laboratories Intl., Inc.	627,684
17,100	@,L	Integra LifeSciences Holdings Corp.	499,320
			2,500,953
		Building Materials: 1.4%
40,000		American Standard Cos., Inc.	1,676,800
			1,676,800
		Chemicals: 1.2%
56,300	L	Lyondell Chemical Co.	$1,487,446
			1,487,446
		Coal: 1.8%
40,400		Peabody Energy Corp.	2,102,416
			2,102,416
		Commercial Services: 1.3%
18,700	@	Education Management Corp.	630,751
18,766	@,L	Laureate Education, Inc.	898,141
			1,528,892
		Computers: 4.7%
31,800	@,L	Anteon Intl. Corp.	1,450,716
40,900	@,L	CACI Intl., Inc.	2,583,244
34,856	@	Micros Systems, Inc.	1,559,806
			5,593,766
		Distribution/Wholesale: 0.9%
36,880		Hughes Supply, Inc.	1,036,328
			1,036,328
		Electrical Components and Equipment: 1.3%
36,600		Ametek, Inc.	1,531,710
			1,531,710
		Entertainment: 1.1%
22,400		International Speedway Corp.	1,260,224
			1,260,224
		Hand/Machine Tools: 1.0%
26,000	L	Stanley Works	1,184,040
			1,184,040
		Healthcare-Products: 8.8%
18,600		Beckman Coulter, Inc.	1,182,402
18,000		C.R. Bard, Inc.	1,197,180
43,100	@	Gen-Probe, Inc.	1,561,513
18,950	@,L	Inamed Corp.	1,269,082
19,900	@	Kinetic Concepts, Inc.	1,194,000
49,000	@,L	Patterson Cos., Inc.	2,208,920
43,600	@	St. Jude Medical, Inc.	1,901,396
			10,514,493
		Healthcare-Services: 5.2%
20,850	@,L	Amsurg Corp.	577,337
48,000	@	Community Health Systems, Inc.	1,813,920
31,600		Quest Diagnostics, Inc.	1,683,332
30,800	@	WellChoice, Inc.	2,139,676
			6,214,265
		Home Furnishings: 1.0%
7,100		Harman Intl. Industries, Inc.	577,656
26,000	@,L	Tempur-Pedic Intl., Inc.	576,680
			1,154,336
		Household Products/Wares: 1.7%
7,000		Fortune Brands, Inc.	621,600
42,200	L	Yankee Candle Co., Inc.	1,354,620
			1,976,220

See Accompanying Notes to Financial Statements

40

PORTFOLIO OF INVESTMENTS
ING VP MIDCAP OPPORTUNITIES PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value

		Insurance: 0.9%
25,600	@,L	Proassurance Corp.	$1,069,056
			1,069,056
		Investment Companies: 2.8%
4,510	L	Biotech Holders Trust	754,523
12,064	L	Internet Holders Trust	653,507
10,480	L	Midcap SPDR Trust Series 1	1,312,620
19,200	L	Semiconductor Holders Trust	646,464
			3,367,114
		Iron/Steel: 1.1%
28,100		Nucor Corp.	1,281,922
			1,281,922
		Leisure Time: 0.8%
17,300	L	Polaris Industries, Inc.	934,200
			934,200
		Lodging: 3.4%
29,200	L	Harrah’s Entertainment, Inc.	2,104,444
53,900		Hilton Hotels Corp.	1,285,515
9,700	L	Station Casinos, Inc.	644,080
			4,034,039
		Machinery-Diversified: 2.6%
34,300		Graco, Inc.	1,168,601
40,700		Rockwell Automation, Inc.	1,982,497
			3,151,098
		Miscellaneous Manufacturing: 5.9%
27,200		Danaher Corp.	1,423,648
39,900		Donaldson Co., Inc.	1,210,167
15,500		ITT Industries, Inc.	1,513,265
32,500		Pentair, Inc.	1,391,325
21,000		Roper Industries, Inc.	1,498,770
			7,037,175
		Office/Business Equipment: 0.7%
64,300	@,L	Xerox Corp.	886,697
			886,697
		Oil and Gas: 8.3%
103,400		Chesapeake Energy Corp.	2,357,520
35,000	L	ENSCO Intl., Inc.	1,251,250
31,600	L	Murphy Oil Corp.	1,650,468
90,400		Patterson-UTI Energy, Inc.	2,515,832
61,900		XTO Energy, Inc.	2,103,981
			9,879,051
		Oil and Gas Services: 1.6%
13,100	@,L	National-Oilwell Varco, Inc.	622,774
21,000	L	Smith Intl., Inc.	1,337,700
			1,960,474
		Packaging and Containers: 1.5%
71,100	@	Owens-Illinois, Inc.	1,781,055
			1,781,055
		Retail: 13.0%
27,900	@,L	Advance Auto Parts, Inc.	1,800,945
69,550		Applebees Intl., Inc.	1,842,380
85,900	@,L	Chico’s FAS, Inc.	$2,944,651
51,700	@,L	Copart, Inc.	1,230,460
72,500		Foot Locker, Inc.	1,973,450
63,000		Michaels Stores, Inc.	2,606,309
57,250	@	Pacific Sunwear of California, Inc.	1,316,178
60,600	@	Sonic Corp.	1,850,118
			15,564,491
		Savings and Loans: 1.4%
75,300		Sovereign Bancorp, Inc.	1,682,202
			1,682,202
		Semiconductors: 1.3%
28,700	@,L	Advanced Micro Devices, Inc.	497,658
27,500	L	Linear Technology Corp.	1,008,975
			1,506,633
		Software: 4.9%
38,600	L	Adobe Systems, Inc.	1,104,732
41,100	@,L	Avid Technology, Inc.	2,189,808
24,100	@	Dun & Bradstreet Corp.	1,485,765
13,800	@	Fiserv, Inc.	592,710
13,700	@,L	Mercury Interactive Corp.	525,532
			5,898,547
		Telecommunications: 1.5%
77,600	@,L	Comverse Technology, Inc.	1,835,240
			1,835,240
		Textiles: 1.9%
26,800	@,L	Mohawk Industries, Inc.	2,211,000
			2,211,000
		Transportation: 3.2%
25,100		CH Robinson Worldwide, Inc.	1,460,820
43,500	L	Forward Air Corp.	1,229,745
57,700	L	J.B. Hunt Transport Services, Inc.	1,113,610
			3,804,175
		Total Common Stock (Cost $90,463,752)	115,587,370

Principal Amount		Value

SHORT-TERM INVESTMENTS: 26.5%
	Repurchase Agreement: 3.2%
$3,866,000	Goldman Sachs Repurchase Agreement dated 06/31/05, 3.340%, due 07/1/05, $3,886,359 to be received upon repurchase (Collateralized by $3,782,000 Federal Mortgage Acceptance Corporation, 5.500% Market value plus accrued interest $3,943,523, due 07/15/06)	3,866,000

	Total Repurchase Agreement (Cost $3,866,000)	3,866,000

See Accompanying Notes to Financial Statements

41

PORTFOLIO OF INVESTMENTS
ING VP MIDCAP OPPORTUNITIES PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Principal Amount			Value
	Securities Lending Collateralcc: 23.3%
$27,860,970	The Bank of New York Institutional Cash Reserves Fund		$27,860,970

	Total Securities Lending Collateral (Cost $27,860,970)		27,860,970

	Total Short-Term Investments (Cost $31,726,970)		31,726,970

	Total Investments In Securities (Cost $122,190,722)*	123.4%	$147,314,340
	Other Assets and Liabilities-Net	(23.4)	(27,956,887)
	Net Assets	100.0%	$119,357,453

@	Non-income producing security
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2005.
*	Cost for federal income tax purposes is $122,190,722. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$25,917,441
Gross Unrealized Depreciation	(793,823)
Net Unrealized Appreciation	$25,123,618

See Accompanying Notes to Financial Statements

42

ING VP SMALLCAP OPPORTUNITIES PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2005 (UNAUDITED)

Industry Allocation*

as of June 30, 2005

(as a percent of net assets)

*                 Excludes other assets and liabilities of (25.6)% of net assets and 25.9% of net assets for short-term investments related to securities lending.

Portfolio holdings are subject to change daily.

Shares			Value
COMMON STOCK: 94.9%
		Apparel: 0.6%
19,700	@,L	Carter’s Inc.	$1,150,086
			1,150,086
		Banks: 1.2%
53,200		East-West Bancorp, Inc.	1,786,988
9,768	@,L	SVB Financial Group	467,887
			2,254,875
		Biotechnology: 1.7%
112,700	@,L	Integra LifeSciences Holdings Corp.	3,290,840
			3,290,840
		Commercial Services: 3.7%
28,800	@	Education Management Corp.	971,424
88,950		Healthcare Services Group	1,786,116
39,829	@,L	iPayment, Inc.	1,454,555
29,376	@	Laureate Education, Inc.	1,405,935
80,000	@,L	Navigant Consulting, Inc.	1,412,800
			7,030,830
		Computers: 6.5%
46,074	@	Anteon Intl. Corp.	2,101,896
72,100	@	CACI Intl., Inc.	4,553,835
89,700		Jack Henry & Associates, Inc.	1,642,407
53,258	@	Micros Systems, Inc.	2,383,296
83,600	@,L	Synaptics, Inc.	1,785,696
			12,467,130
		Distribution/Wholesale: 3.9%
30,700		Hughes Supply, Inc.	$862,670
76,127	@,L	Nuco2, Inc.	1,954,180
131,523		SCP Pool Corp.	4,615,142
			7,431,992
		Electrical Components and Equipment: 2.1%
128,977	@,L	Intermagnetics General Corp.	3,967,333
			3,967,333
		Electronics: 2.0%
26,600	@,L	Dionex Corp.	1,160,026
117,663	@,L	Measurement Specialties, Inc.	2,730,958
			3,890,984
		Entertainment: 6.1%
120,400	@	Penn National Gaming, Inc.	4,394,600
120,900	@,L	Scientific Games Corp.	3,255,837
139,725	@,L	Shuffle Master, Inc.	3,916,492
			11,566,929
		Healthcare-Products: 10.8%
120,700	@,L	Arthrocare Corp.	4,217,258
69,900	@	Gen-Probe, Inc.	2,532,477
28,750	@	Inamed Corp.	1,925,388
51,547	@	Intuitive Surgical, Inc.	2,404,152
99,404	@,L	Kyphon, Inc.	3,458,265
118,432	@,L	Laserscope	4,907,822
53,309	@	Viasys Healthcare, Inc.	1,204,250
			20,649,612
		Healthcare-Services: 6.5%
157,462	@,L	Amsurg Corp.	4,360,123
53,200	@	Pediatrix Medical Group, Inc.	3,912,328
80,230	@	United Surgical Partners Intl., Inc.	4,178,378
			12,450,829
		Home Builders: 0.5%
29,289		Thor Industries, Inc.	920,553
			920,553
		Household Products/Wares: 1.5%
88,400		Yankee Candle Co., Inc.	2,837,640
			2,837,640
		Insurance: 3.0%
47,332	@	Philadelphia Consolidated Holding Co.	4,011,860
39,814	@	Proassurance Corp.	1,662,633
			5,674,493
		Internet: 5.5%
62,400	@	Digital Insight Corp.	1,492,608
49,800	@	Equinix, Inc.	2,158,332
20,600	@	F5 Networks, Inc.	973,041
151,900	@,L	Openwave Systems, Inc.	2,491,160
207,400	@,L	ValueClick, Inc.	2,557,242
17,000	@	Websense, Inc.	816,850
			10,489,233
		Investment Companies: 4.9%
80,130	L	Ishares Russell 2000 Growth Index Fund	5,194,828
63,800	L	Ishares Russell 2000 Index Fund	4,064,060
			9,258,888

See Accompanying Notes to Financial Statements

43

ING VP SMALLCAP OPPORTUNITIES PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value
		Leisure Time: 0.5%
18,200		Polaris Industries, Inc.	$982,800
			982,800
		Lodging: 1.5%
42,953		Station Casinos, Inc.	2,852,079
			2,852,079
		Miscellaneous Manufacturing: 1.1%
34,194	@,L	Ceradyne, Inc.	823,050
17,900	@	Cuno, Inc.	1,278,776
			2,101,826
		Oil and Gas: 5.0%
110,700	@,L	Southwestern Energy Co.	5,200,686
98,200	@	Unit Corp.	4,321,782
			9,522,468
		Pharmaceuticals: 2.5%
99,500	@,L	HealthExtras, Inc.	1,996,965
113,800	@	VCA Antech, Inc.	2,759,650
			4,756,615
		Retail: 12.0%
106,267		Applebees Intl., Inc.	2,815,013
62,476	@,L	Copart, Inc.	1,486,929
70,200	@,L	Dave & Buster’s, Inc.	1,294,488
99,500	@,L	Dick’s Sporting Goods, Inc.	3,839,705
61,100	@,L	GameStop Corp.	1,998,581
175,743	@	Pacific Sunwear of California, Inc.	4,040,332
59,900	@	Petco Animal Supplies, Inc.	1,756,268
34,700	@,L	Red Robin Gourmet Burgers, Inc.	2,150,706
115,685	@	Sonic Corp.	3,531,863
			22,913,885
		Semiconductors: 2.3%
39,200	@	Formfactor, Inc.	1,035,664
59,800	@	Microsemi Corp.	1,124,240
67,100	@,L	Tessera Technologies, Inc.	2,241,811
			4,401,715
		Software: 5.1%
70,700	@,L	Avid Technology, Inc.	3,766,896
33,000		Global Payments, Inc.	2,237,400
27,100	@	Verint Systems, Inc.	871,536
156,219	@,L	Witness Systems, Inc.	2,847,872
			9,723,704
		Storage/Warehousing: 1.2%
67,000	@,L	Mobile Mini, Inc.	2,310,160
			2,310,160
		Telecommunications: 1.5%
275,580	@,L	Powerwave Technologies, Inc.	2,816,428
			2,816,428
		Transportation: 1.6%
73,860		Forward Air Corp.	2,088,022
37,100		Knight Transportation, Inc.	902,643
			2,990,665
		Total Common Stock (Cost $134,914,205)	180,704,592

Principal Amount			Value
SHORT-TERM INVESTMENTS: 30.7%
	Repurchase Agreement: 4.8%
$9,234,000	Goldman Sachs Repurchase Agreement dated 06/31/05, 3.340%, due 07/01/05, $9,234,857 to be received upon repurchase (Collateralized by $9,380,000 Various U.S. Government Obligations, 2.280%-4.500% Market Value plus accrued interest $9,423,301, due 09/30/05-11/15/12)		$9,234,000
	Total Repurchase Agreement (Cost $9,234,000)		9,234,000
	Securities Lending Collateralcc: 25.9%
49,247,786	The Bank of New York Institutional Cash Reserves Fund		49,247,786

	Total Securities Lending Collateral (Cost $49,247,786)		49,247,786

	Total Short-Term Investments (Cost $58,481,786)		58,481,786

	Total Investments In Securities (Cost $193,395,991)*	125.6%	$239,186,378
	Other Assets and Liabilities-Net	(25.6)	(48,721,569)
	Net Assets	100.0%	$190,464,809

@	Non-income producing security
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2005.
*	Cost for federal income tax purposes is $193,423,235. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$47,997,104
Gross Unrealized Depreciation	(2,233,961)
Net Unrealized Appreciation	$45,763,143

See Accompanying Notes to Financial Statements

44

PORTFOLIO OF INVESTMENTS
ING VP FINANCIAL SERVICES PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED)

Industry Allocation*

as of June 30, 2005

(as a percent of net assets)

*    Excludes other assets and liabilities of 0.6% of net assets.

Portfolio holdings are subject to change daily.

Shares			Value
COMMON STOCK: 93.3%
		Banks: 25.2%
22,659		Bank of America Corp.	$1,033,478
9,865		City National Corp.	707,419
8,017		Cullen/Frost Bankers, Inc.	382,010
17,568		Prosperity Bancshares, Inc.	502,620
22,981		The Bank of New York Co., Inc.	661,393
27,432		U.S. Bancorp	801,014
8,154		Wachovia Corp.	404,438
21,465		Wells Fargo & Co.	1,321,816
7,140		Zions Bancorporation	525,004
			6,339,192
		Diversified Financial Services: 40.8%
11,367	@	Affiliated Managers Group, Inc.	776,707
7,059		American Express Co.	375,751
7,940		Capital One Financial Corp.	635,279
12,314		CIT Group, Inc.	529,133
33,600		Citigroup, Inc.	1,553,327
17,925		Countrywide Financial Corp.	692,084
19,250	@	E*TRADE Financial Corp.	269,308
9,873		Fannie Mae	576,583
3,463		Franklin Resources, Inc.	266,582
11,170		Freddie Mac	728,619
7,188		Goldman Sachs Group, Inc.	733,320
25,674		JPMorgan Chase & Co.	906,806
6,470		Lehman Brothers Holdings, Inc.	642,342
10,032		MBNA Corp.	262,437
12,523		Merrill Lynch & Co., Inc.	688,890
12,393		Morgan Stanley	650,261
			10,287,429
		Home Builders: 2.5%
16,974		DR Horton, Inc.	$638,392
			638,392
		Insurance: 21.0%
11,304	@@	ACE Ltd.	506,984
9,904		AFLAC, Inc.	428,645
4,167		Allstate Corp.	248,978
15,106		American Intl. Group, Inc.	877,660
10,018		Genworth Financial, Inc.	302,844
6,541		Hartford Financial Services Group, Inc.	489,136
7,889		Lincoln National Corp.	370,152
10,836		PMI Group, Inc.	422,387
5,924		Prudential Financial, Inc.	388,970
4,934		Radian Group, Inc.	232,983
7,697	@@	RenaissanceRe Holdings Ltd.	379,000
16,108		St. Paul Travelers Cos., Inc.	636,749
			5,284,488
		Real Estate Investment Trust: 0.9%
9,390		KKR Financial Corp.	234,750
			234,750
		Software: 2.9%
18,486		First Data Corp.	742,028
			742,028
		Total Common Stock (Cost $22,573,677)	23,526,279

Principal Amount			Value
SHORT-TERM INVESTMENTS: 6.1%
	Repurchase Agreement: 6.1%
$1,525,000	Morgan Stanley Repurchase Agreement dated 06/30/05, 3.350%, due 07/01/05, $1,525,142 to be received upon repurchase (Collateralized by $1,605,000 Federal National Mortgage Association, 2.875% Market Value plus accrued interest $1,564,609, due 05/19/08)		1,525,000

	Total Short-Term Investments (Cost $1,525,000)		1,525,000

	Total Investments In Securities (Cost $24,098,677)*	99.4%	$25,051,279
	Other Assets and Liabilities-Net	0.6	143,810
	Net Assets	100.0%	$25,195,089

@	Non-income producing security
@@	Foreign issuer
*	Cost for federal income tax purposes is $24,264,313. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$1,081,738
Gross Unrealized Depreciation	(294,772)
Net Unrealized Appreciation	$786,966

See Accompanying Notes to Financial Statements

45

PORTFOLIO OF INVESTMENTS
ING VP MAGNACAP PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED)

Industry Allocation*

as of June 30, 2005

(as a percent of net assets)

*    Excludes other assets and liabilities of 0.4% of net assets.

Portfolio holdings are subject to change daily.

Shares			Value
COMMON STOCK: 99.3%

		Aerospace/Defense: 1.9%
6,500		General Dynamics Corp.	$712,010
			712,010
		Agriculture: 2.9%
16,600		Altria Group, Inc.	1,073,356
			1,073,356
		Apparel: 1.2%
5,200		Nike, Inc.	450,320
			450,320
		Banks: 9.0%
32,300		Bank of America Corp.	1,473,203
11,700		The Bank of New York Co., Inc.	336,726
21,900		Wells Fargo & Co.	1,348,602
2,600		Zions Bancorporation	191,178
			3,349,709
		Beverages: 1.8%
9,000		Coca-Cola Co.	375,750
4,600		Molson Coors Brewing Co.	285,200
			660,950
		Building Materials: 1.4%
17,000		Masco Corp.	539,920
			539,920
		Chemicals: 4.1%
15,100		Dow Chemical Co.	672,403
11,600		Lyondell Chemical Co.	306,472
12,000		Praxair, Inc.	$559,200
			1,538,075
		Coal: 1.5%
10,600		Peabody Energy Corp.	551,624
			551,624
		Computers: 2.8%
13,900		International Business Machines Corp.	1,031,380
			1,031,380
		Diversified Financial Services: 15.5%
7,100		Capital One Financial Corp.	568,071
20,000		Citigroup, Inc.	924,600
22,000		Countrywide Financial Corp.	849,420
12,900		Freddie Mac	841,467
25,100		JPMorgan Chase & Co.	886,532
2,100		Lehman Brothers Holdings, Inc.	208,488
12,600		Merrill Lynch & Co., Inc.	693,126
15,100		Morgan Stanley	792,297
			5,764,001
		Electric: 2.8%
6,700		Entergy Corp.	506,185
14,000		PG&E Corp.	525,560
			1,031,745
		Electrical Components and Equipment: 1.6%
9,600		Emerson Electric Co.	601,248
			601,248
		Electronics: 0.9%
13,900	@@	Koninklijke Philips Electronics NV	350,141
			350,141
		Entertainment: 0.5%
10,100		Regal Entertainment Group	190,688
			190,688
		Food: 2.8%
5,600		McCormick & Co., Inc.	183,008
7,600	@@	Nestle SA ADR	486,457
13,700	@	Smithfield Foods, Inc.	373,599
			1,043,064
		Forest Products and Paper: 0.5%
5,800		International Paper Co.	175,218
			175,218
		Gas: 1.4%
12,300		Sempra Energy	508,113
			508,113
		Healthcare-Services: 1.9%
13,000		Quest Diagnostics, Inc.	692,510
			692,510
		Household Products/Wares: 1.7%
10,100		Kimberly-Clark Corp.	632,159
			632,159
		Insurance: 4.3%
10,200		American Intl. Group, Inc.	592,620

See Accompanying Notes to Financial Statements

46

PORTFOLIO OF INVESTMENTS
ING VP MAGNACAP PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value
		Insurance (continued)
17,800		MetLife, Inc.	$799,932
4,900		St. Paul Travelers Cos., Inc.	193,697
			1,586,249
		Leisure Time: 1.2%
9,300	@@	Royal Caribbean Cruises Ltd.	449,748
			449,748
		Lodging: 1.0%
6,600	@,@@	Kerzner Intl. Ltd.	375,870
			375,870
		Media: 3.2%
11,800		Gannett Co., Inc.	839,334
10,300		Tribune Co.	362,354
			1,201,688
		Mining: 0.7%
9,800		Alcoa, Inc.	256,074
			256,074
		Miscellaneous Manufacturing: 5.5%
7,700		Danaher Corp.	403,018
27,000		General Electric Co.	935,550
24,900	@@	Tyco Intl. Ltd.	727,080
			2,065,648
		Office/Business Equipment: 0.8%
20,800	@	Xerox Corp.	286,832
			286,832
		Oil and Gas: 11.5%
6,800		Apache Corp.	439,280
3,100	@@	BP PLC ADR	193,378
12,400		Cabot Oil & Gas Corp.	430,280
9,400		ConocoPhillips	540,406
8,100		EOG Resources, Inc.	460,080
22,200		Exxon Mobil Corp.	1,275,834
18,300	@	Plains Exploration & Production Co.	650,199
9,000		XTO Energy, Inc.	305,910
			4,295,367
		Oil and Gas Services: 2.8%
7,900		BJ Services Co.	414,592
13,000		Halliburton Co.	621,660
			1,036,252
		Pharmaceuticals: 4.3%
38,200		Pfizer, Inc.	1,053,556
17,000	@@	Teva Pharmaceutical Industries Ltd. ADR	529,380
			1,582,936
		Real Estate Investment Trusts: 0.8%
11,300		KKR Financial Corp.	282,500
			282,500
		Retail: 1.2%
16,400		McDonald’s Corp.	455,100
			455,100
		Savings and Loans: 2.2%
37,500		Sovereign Bancorp, Inc.	837,750
			837,750
		Software: 1.5%
22,900		Microsoft Corp.	$568,836
			568,836
		Telecommunications: 2.1%
32,700		SBC Communications, Inc.	776,625
			776,625
		Total Common Stock (Cost $33,256,435)	36,953,706

Principal Amount			Value
SHORT-TERM INVESTMENTS: 0.3%
	Repurchase Agreement: 0.3%
$98,000	Goldman Sachs Repurchase Agreement dated 06/30/05, 3.340%, due 07/01/05, $98,009 to be received upon repurchase (Collateralized by $100,000 Federal National Mortgage Association, 4.010%, Market Value plus accrued interest $100,175, due 10/07/09)		98,000

	Total Short-Term Investments (Cost $98,000)		98,000

	Total Investments In Securities (Cost $33,354,435)*	99.6%	$37,051,706
	Other Assets and Liabilities-Net	0.4	138,483
	Net Assets	100.0%	$37,190,189

@	Non-income producing security
@@	Foreign issuer
ADR	American Depositary Receipt
*	Cost for federal income tax purposes is $33,383,346. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$4,369,475
Gross Unrealized Depreciation	(701,115)
Net Unrealized Appreciation	$3,668,360

See Accompanying Notes to Financial Statements

47

PORTFOLIO OF INVESTMENTS
ING VP HIGH YIELD BOND PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED)

Industry Allocation*

as of June 30, 2005

(as a percent of net assets)

*            Excludes other assets and liabilities of (1.3)% of net assets.

(1)         Includes four industries, which each represent 2 - 3% of net assets.

(2)         Includes seven industries, which each represent 1 - 2% of net assets.

(3)         Includes nineteen industries, which each represent 1% or less of net assets.

Principal Amount		Portfolio holdings are subject to change daily	Value
CORPORATE BONDS/NOTES: 90.9%
		Advertising: 0.6%
$310,000	#,C	R.H. Donnelley Corp., 6.875%, due 01/15/13	$317,750
75,000	#,C	Vertis, Inc., 13.500%, due 12/07/09	56,438
			374,188
		Aerospace/Defense: 1.4%
375,000	#,C	DRS Technologies, Inc., 6.875%, due 11/01/13	390,000
25,000	C	L-3 Communications Corp., 6.125%, due 07/15/13	25,250
285,000	C	L-3 Communications Corp., 7.625%, due 06/15/12	304,950
25,000	C	Sequa Corp., 8.875%, due 04/01/08	27,125
55,000	C	Sequa Corp., 9.000%, due 08/01/09	60,913
			808,238
		Airlines: 0.0%
20,000		American Airlines, Inc., 6.817%, due 05/23/11	19,057
			19,057
		Apparel: 1.7%
135,000	#,C	Levi Strauss & Co., 7.730%, due 04/01/12	128,250
180,000	#,C	Levi Strauss & Co., 9.750%, due 01/15/15	179,550
$300,000	C	Phillips-Van Heusen, 8.125%, due 05/01/13	$326,250
365,000	C	Russell Corp., 9.250%, due 05/01/10	386,900
			1,020,950
		Auto Manufacturers: 0.2%
160,000		General Motors Corp., 8.375%, due 07/15/33	134,400
			134,400
		Auto Parts and Equipment: 0.6%
30,000	#,C	Accuride Corp., 8.500%, due 02/01/15	29,475
75,000	#	Commercial Vehicle Group, Inc., 8.000%, due 07/01/13	76,688
10,000	C	Tenneco Automotive, Inc., 10.250%, due 07/15/13	11,350
50,000	C	TRW Automotive, Inc., 11.000%, due 02/15/13	57,750
165,000		Visteon Corp., 8.250%, due 08/01/10	153,450
			328,713
		Building Materials: 0.7%
355,000	@@,C	Ainsworth Lumber Co. Ltd., 6.750%, due 03/15/14	324,825
35,000	C	Ply Gem Industries, Inc., 9.000%, due 02/15/12	29,750
35,000	C	U.S. Concrete, Inc., 8.375%, due 04/01/14	33,075
			387,650
		Chemicals: 4.2%
40,000	C	Equistar Funding Corp., 10.625%, due 05/01/11	44,350
250,000		IMC Global, Inc., 10.875%, due 06/01/08	282,500
1,045,000	C	Lyondell Chemical Co., 9.625%, due 05/01/07	1,120,762
260,000	C	Nalco Co., 7.750%, due 11/15/11	278,200
305,000	C	PolyOne Corp., 8.875%, due 05/01/12	302,713
85,000	#,C	Rockwood Specialties Group, Inc., 7.500%, due 11/15/14	84,788
335,000	C	Rockwood Specialties Group, Inc., 10.625%, due 05/15/11	371,012
			2,484,325
		Commercial Services: 0.8%
445,000	C	Corrections Corp. of America, 7.500%, due 05/01/11	465,581
			465,581
		Distribution/Wholesale: 0.1%
55,000	C	Aviall, Inc., 7.625%, due 07/01/11	58,300
			58,300
		Diversified Financial Services: 2.7%
15,000	C	Alamosa Delaware, Inc., 8.500%, due 01/31/12	15,806
140,000		Ford Motor Credit Co., 4.950%, due 01/15/08	133,626

See Accompanying Notes to Financial Statements

48

PORTFOLIO OF INVESTMENTS
ING VP HIGH YIELD BOND PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Diversified Financial Services (continued)
$85,000		Ford Motor Credit Co., 6.625%,
		due 06/16/08	$84,005
55,000		General Motors Acceptance Corp.,
		5.125%, due 05/09/08	52,181
140,000		General Motors Acceptance Corp.,
		6.125%, due 02/01/07	139,091
230,000		General Motors Acceptance Corp.,
		6.875%, due 09/15/11	212,570
90,000		General Motors Acceptance Corp.,
		8.000%, due 11/01/31	80,515
115,000	C	Global Cash Finance Corp.,
		8.750%, due 03/15/12	125,638
145,000	#,C	Rainbow National Services LLC,
		8.750%, due 09/01/12	159,138
45,000	C	Universal City Florida Holding
		Co. I/II, 7.960%, due 05/01/10	46,913
520,000	C	Visant Corp., 7.625%,
		due 10/01/12	516,100
			1,565,583
		Electric: 9.6%
870,000	#,C	AES Corp., 8.750%,
		due 05/15/13	976,574
90,000	C	AES Corp., 8.875%,
		due 02/15/11	100,800
245,000	#,C	Allegheny Energy Supply,
		8.250%, due 04/15/12	275,625
540,000		Aquila, Inc., 7.625%,
		due 11/15/09	560,250
575,000	C	CMS Energy Corp., 7.500%,
		due 01/15/09	608,063
59,646	C	Homer City Funding LLC,
		8.734%, due 10/01/26	70,084
345,000	#,C	Inergy LP, 6.875%,
		due 12/15/14	337,238
650,000	C	Midwest Generation LLC,
		8.300%, due 07/02/09	689,406
355,000	#,C	Nevada Power Co., 5.875%,
		due 01/15/15	358,550
665,000	C	Nevada Power Co., 10.875%,
		due 10/15/09	746,462
600,000	C	TECO Energy, Inc., 7.500%,
		due 06/15/10	657,000
50,000	#,C	Texas Genco Financing Corp.,
		6.875%, due 12/15/14	52,875
210,000	#,C	TXU Corp., 5.550%,
		due 11/15/14	204,720
			5,637,647
		Electrical Components and
		Equipment: 0.0%
25,000	@@,C	Lengrand Holdings SA,
		10.500%, due 02/15/13	28,625
			28,625
		Electronics: 0.5%
145,000	@@	Celestica, Inc., 7.625%,
		due 07/01/13	146,088
60,000	C	Fisher Scientific Intl., Inc.,
		8.000%, due 09/01/13	68,850
60,000	@@	Flextronics Intl., Ltd., 6.500%, due 05/15/13	62,400
			277,338
		Entertainment: 2.8%
$300,000		AMC Entertainment, Inc.,
	C	8.625%, due 08/15/12	$309,000
595,000	C	American Casino & Entertainment
		Properties LLC, 7.850%,
		due 02/01/12	633,675
40,000	C	Cinemark USA, Inc., 9.000%,
		due 02/01/13	41,300
50,000	#,C	LCE Acquisition Corp., 9.000%,
		due 08/01/14	48,625
55,000	C	Pinnacle Entertainment, Inc.,
		8.250%, due 03/15/12	57,475
555,000	C	Warner Music Group, 7.375%,
		due 04/15/14	563,325
			1,653,400
		Environmental Control: 1.6%
885,000	C	Allied Waste North America,
		8.500%, due 12/01/08	932,569
			932,569
		Food: 4.8%
600,000	C	Delhaize America, Inc., 8.125%,
		due 04/15/11	675,950
120,000	C	Delhaize America, Inc., 9.000%,
		due 04/15/31	150,417
290,000	C	Dole Food Co., 8.625%,
		due 05/01/09	310,300
385,000		Great Atlantic & Pacific Tea Co.,
		7.750%, due 04/15/07	395,588
75,000		Ingles Markets, Inc., 8.875%,
		due 12/01/11	76,594
140,000	C	Land O’ Lakes, Inc., 9.000%,
		due 12/15/10	151,550
265,000		Roundy’s, Inc., 8.875%,
		due 06/15/12	274,275
300,000	C	Smithfield Foods, Inc., 7.750%,
		due 05/15/13	328,500
295,000		Stater Brothers Holdings,
		8.125%, due 06/15/12	289,100
150,000	C	Swift & Co., 10.125%,
		due 10/01/09	164,250
25,000	C	Swift & Co., 12.500%,
		due 01/01/10	28,031
			2,844,555
		Forest Products and Paper: 5.0%
250,000		Abitibi-Consolidated Finance LP,
		7.875%, due 08/01/09	256,250
690,000	C	Appleton Papers, Inc., 8.125%,
		due 06/15/11	676,200
205,000	C	Georgia-Pacific Corp., 7.750%,
		due 11/15/29	231,394
600,000	C	Georgia-Pacific Corp., 8.875%,
		due 02/01/10	684,000
520,000	C	Georgia-Pacific Corp., 9.375%,
		due 02/01/13	590,850
500,000	@@	Norske Skog Canada Ltd.,
		7.375%, due 03/01/14	492,500
			2,931,194

See Accompanying Notes to Financial Statements

49

PORTFOLIO OF INVESTMENTS
ING VP HIGH YIELD BOND PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Gas: 1.4%
$815,000	#,C	Colorado Interstate Gas Co.,
		5.950%, due 03/15/15	$807,570
			807,570
		Healthcare-Products: 0.1%
25,000	C	Medical Device Manufacturing,
		Inc., 10.000%, due 07/15/12	27,000
60,000	C	VWR Intl., Inc., 8.000%,
		due 04/15/14	57,450
			84,450
		Healthcare-Services: 3.6%
345,000	#,C	Alliance Imaging, Inc., 7.250%,
		due 12/15/12	327,750
70,000	C	Ardent Health Services, Inc.,
		10.000%, due 08/15/13	84,963
60,000	#,C	Community Health Systems, Inc.,
		6.500%, due 12/15/12	61,350
105,000	C	Genesis HealthCare Corp.,
		8.000%, due 10/15/13	114,188
1,115,000	C	HCA, Inc., 6.375%, due 01/15/15	1,159,719
140,000	C	Healthsouth Corp., 8.375%,
		due 10/01/11	139,650
110,000	#	Psychiatric Solutions, Inc., 7.750%,
		due 07/15/15	110,000
95,000	C	Tenet Healthcare Corp., 9.875%,
		due 07/01/14	102,363
			2,099,983
		Holding Companies-Diversified: 0.2%
155,000	#,C	Atlantic Broadband Finance LLC,
		9.375%, due 01/15/14	146,475
			146,475
		Home Builders: 1.2%
290,000		DR Horton, Inc., 7.875%,
		due 08/15/11	327,405
40,000	C	KB Home, 6.375%, due 08/15/11	41,826
85,000	C	Technical Olympic USA, Inc.,
		9.000%, due 07/01/10	87,869
85,000	C	Technical Olympic USA, Inc.,
		10.375%, due 07/01/12	89,250
30,000	C	WCI Communities, Inc., 9.125%,
		due 05/01/12	31,650
105,000	C	WCI Communities, Inc., 10.625%,
		due 02/15/11	113,925
			691,925
		Home Furnishings: 0.1%
45,000	C	Norcraft Finance Corp., 9.000%,
		due 11/01/11	46,575
			46,575
		Household Products/Wares: 0.8%
65,000	C	American Achievement Corp.,
		8.250%, due 04/01/12	65,650
380,000	C	Playtex Products, Inc., 8.000%,
		due 03/01/11	408,025
			473,675
		Iron/Steel: 1.1%
$460,000	C	AK Steel Corp., 7.875%,
		due 02/15/09	$420,900
40,000	C	California Steel Industries, Inc.,
		6.125%, due 03/15/14	37,400
160,000	#	Chaparral Steel Co., 10.000%,
		due 07/15/13	161,600
			619,900
		Leisure Time: 1.5%
25,000	@@,#,C	NCL Corp., 11.625%,
		due 07/15/14	26,438
40,000	@@	Royal Caribbean Cruises Ltd.,
		7.500%, due 10/15/27	44,000
715,000	@@	Royal Caribbean Cruises Ltd.,
		8.000%, due 05/15/10	795,437
			865,875
		Lodging: 7.3%
630,000	C	Aztar Corp., 7.875%,
		due 06/15/14	669,374
280,000		Caesars Entertainment, Inc.,
		7.500%, due 09/01/09	310,100
225,000		Caesars Entertainment, Inc.,
		8.125%, due 05/15/11	259,875
465,000	C	John Q Hammons Hotels LP,
		8.875%, due 05/15/12	509,175
115,000	C	MGM Mirage, 5.875%,
		due 02/27/14	112,269
950,000	C	MGM Mirage, 8.500%,
		due 09/15/10	1,059,249
380,000		Starwood Hotels & Resorts
		Worldwide, Inc., 7.875%,
		due 05/01/12	430,350
500,000		Station Casinos, Inc., 6.500%,
		due 02/01/14	512,500
425,000	#	Wynn Las Vegas LLC, 6.625%,
		due 12/01/14	415,438
			4,278,330
		Machinery-Construction and
		Mining: 0.6%
355,000	C	Terex Corp., 7.375%,
		due 01/15/14	369,200
			369,200
		Media: 7.4%
20,000	C	Block Communications, Inc.,
		9.250%, due 04/15/09	21,400
210,000		Cablevision Systems Corp.,
		8.000%, due 04/15/12	206,850
285,000	@@,C	CanWest Media, Inc, 7.625%,
		due 04/15/13	306,375
85,196	@@,C	CanWest Media, Inc, 8.000%,
		due 09/15/12	90,095
35,000	@@,#,C	CanWest Media, Inc., 10.625%,
		due 05/15/11	38,369
280,000	C	CBD Media, Inc., 8.625%,
		due 06/01/11	289,800
65,000	C	Charter Communications
		Holdings II Capital Corp.,
		10.250%, due 09/15/10	66,056

See Accompanying Notes to Financial Statements

50

PORTFOLIO OF INVESTMENTS
ING VP HIGH YIELD BOND PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Media (continued)
$340,000	#,C	Charter Communications
		Operating Capital Corp.,
		8.000%, due 04/30/12	$339,999
225,000		CSC Holdings, Inc., 7.625%,
		due 07/15/18	218,250
310,000	C	Dex Media West LLC/Dex Media
		Finance Co., 9.875%, due	354,949
290,000	C	Dex Media, Inc., 8.000%,
		due 11/15/13	309,575
430,000	C	Echostar DBS Corp., 6.375%,
		due 10/01/11	428,387
260,000	#	Emmis Communications Corp.,
		9.314%, due 06/15/12	265,850
30,000	C	Entravision Communications
		Corp., 8.125%, due 03/15/09	31,388
290,000	C	Houghton Mifflin Co., 8.250%,
		due 02/01/11	302,325
165,000	C	Houghton Mifflin Co., 9.875%,
		due 02/01/13	176,963
15,000	C	Insight Communications Co., Inc.,
		0.000%, due 02/15/11	15,113
270,000		LIN Television Corp., 6.500%,
		due 05/15/13	257,850
200,000		Mediacom LLC/Mediacom Capital
		Corp., 9.500%, due 01/15/13	200,500
15,000	+,C	Nexstar Finance Holdings, Inc.,
		3.640%, due 04/01/13	11,344
35,000	C	Paxson Communications Corp.,
		10.750%, due 07/15/08	34,650
35,000	@@,C	Quebecor Media, Inc., 11.125%,
		due 07/15/11	39,069
320,000	@@,C	Videotron Ltee, 6.875%,
		due 01/15/14	327,199
30,000	C	Young Broadcasting, Inc.,
		10.000%, due 03/01/11	28,650
			4,361,006
		Miscellaneous Manufacturing: 0.1%
40,000	@@,#	Bombardier, Inc., 6.750%,
		due 05/01/12	38,200
			38,200
		Office/Business Equipment: 0.6%
280,000	C	Xerox Corp., 6.875%,
		due 08/15/11	298,200
25,000	C	Xerox Corp., 9.750%,
		due 01/15/09	28,531
			326,731
		Oil and Gas: 4.6%
425,000	#,C	Chesapeake Energy Corp.,
		6.375%, due 06/15/15	437,750
845,000	C	Chesapeake Energy Corp.,
		7.500%, due 09/15/13	918,937
120,000	C	Energy Partners Ltd., 8.750%,
		due 08/01/10	126,600
340,000	C	Newfield Exploration Co.,
		6.625%, due 09/01/14	357,850
65,000	C	Parker Drilling Co., 8.080%,
		due 09/01/10	67,925
600,000	C	Swift Energy Co., 7.625%,
		due 07/15/11	627,000
$95,000	C	Swift Energy Co., 9.375%,
		due 05/01/12	$102,838
55,000	@@,C	Western Oil Sands, Inc.,
		8.375%, due 05/01/12	62,906
			2,701,806
		Oil and Gas Services: 0.3%
55,000	C	Hanover Compressor Co.,
		9.000%, due 06/01/14	58,850
120,000	C	Hanover Equipment Trust,
		8.750%, due 09/01/11	128,100
			186,950
		Packaging and Containers: 3.7%
610,000	@@,C	Crown European Holdings SA,
		10.875%, due 03/01/13	719,800
30,000	#,C	Graham Packaging Co., Inc.,
		8.500%, due 10/15/12	30,450
500,000		Jefferson Smurfit Corp., 8.250%,
		due 10/01/12	505,000
850,000	C	Owens-Brockway, 8.250%,
		due 05/15/13	927,563
			2,182,813
		Pipelines: 2.4%
260,000	C	El Paso Corp., 6.950%,
		due 12/15/07	264,125
70,000	C	El Paso Corp., 7.875%,
		due 06/15/12	72,450
80,000	C	El Paso Natural Gas Co.,
		7.625%, due 08/01/10	84,856
110,000	C	Southern Natural Gas Co.,
		8.000%, due 03/01/32	125,652
130,000	C	Transcontinental Gas Pipe LN,
		7.250%, due 12/01/26	143,813
590,000	C	Transcontinental Gas Pipe LN,
		8.875%, due 07/15/12	705,050
			1,395,946
		Real Estate Investment Trusts: 2.4%
340,000		Felcor Lodging LP, 7.780%,
		due 06/01/11	351,900
750,000		Host Marriott LP, 7.125%,
		due 11/01/13	785,625
285,000		Meristar Hospitality Corp.,
		9.000%, due 01/15/08	299,250
			1,436,775
		Retail: 3.3%
150,000	#	Carrols Corp., 9.000%,
		due 01/15/13	152,625
60,000	C	CSK Auto, Inc., 7.000%,
		due 01/15/14	57,600
320,000	#,C	Denny’s Corp., 10.000%,
		due 10/01/12	334,400
100,000	#,C	General Nutrition Centers, Inc.,
		8.625%, due 01/15/11	93,000
45,000	C	JC Penney Co., Inc., 8.000%,
		due 03/01/10	49,725
345,000		JC Penney Co., Inc., 9.000%,
		due 08/01/12	409,688
350,000	@@,C	Jean Coutu Group, Inc.,
		7.625%, due 08/01/12	363,125

See Accompanying Notes to Financial Statements

51

PORTFOLIO OF INVESTMENTS
ING VP HIGH YIELD BOND PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Retail (continued)
$80,000	@@,C	Jean Coutu Group, Inc.,
		8.500%, due 08/01/14	$79,400
250,000	C	Rite Aid Corp., 7.500%,
		due 01/15/15	241,250
175,000		Saks, Inc., 7.000%, due 12/01/13	175,875
			1,956,688
		Semiconductors: 0.5%
290,000	@@,#,C	MagnaChip Semiconductor
		Finance Co., 6.875%,
		due 12/15/11	285,650
			285,650
		Telecommunications: 10.4%
315,000	C	American Tower Corp., 7.125%,
		due 10/15/12	334,687
24,000	C	American Tower Corp., 9.375%,
		due 02/01/09	25,290
305,000	C	American Towers, Inc., 7.250%,
		due 12/01/11	323,300
35,000	C	AT&T Corp., 9.750%,
		due 11/15/31	45,719
285,000	C	Cellular Operating Co. LLC,
		8.125%, due 02/01/14	304,950
40,000	C	Centennial Communications Corp.,
		10.125%, due 06/15/13	45,400
15,000	C	Cincinnati Bell, Inc.,
		7.250%, due 07/15/13	15,825
95,000	C	Citizens Communications Co.,
		7.625%, due 08/15/08	100,938
285,000	C	Citizens Communications Co.,
		9.250%, due 05/15/11	319,556
195,000	#	Hawaiian Telcom Communications,
		Inc., 12.500%, due 05/01/15	208,650
180,000	@@,C,+	Inmarsat Finance PLC, 0.000%,
		due 11/15/12	142,200
40,000	@@,C	Inmarsat Finance PLC, 7.625%,
		due 06/30/12	42,400
35,000	C	Insight Capital, Inc., 10.500%,
		due 11/01/10	37,275
250,000	@@,#,C	Intelsat Bermuda Ltd., 8.250%,
		due 01/15/13	259,375
305,000	@@,#,C	Intelsat Bermuda Ltd., 8.625%,
		due 01/15/15	323,299
180,000	@@,C	Intelsat Ltd., 6.500%,
		due 11/01/13	146,700
10,000	#,C	IWO Escrow Co., 6.891%,
		due 01/15/12	9,975
150,000		Lucent Technologies, Inc.,
		5.500%, due 11/15/08	149,625
15,000		Lucent Technologies, Inc.,
		6.450%, due 03/15/29	13,500
25,000	C	MCI, Inc., 6.908%, due 05/01/07	25,406
85,000	C	MCI, Inc., 8.735%, due 05/01/14	95,519
250,000	C	Nextel Communications, Inc.,
		6.875%, due 10/31/13	268,438
70,000	C	Nextel Communications, Inc.,
		7.375%, due 08/01/15	75,950
50,000	C	Nextel Partners, Inc., 8.125%,
		due 07/01/11	54,500
127,000	#,C	PanAmSat Corp, 9.000%,
		due 08/15/14	139,224
$90,000	C	Qwest Capital Funding, Inc.,
		6.375%, due 07/15/08	$88,425
100,000	C	Qwest Capital Funding, Inc.,
		7.750%, due 08/15/06	102,750
100,000	C	Qwest Corp., 6.671%,
		due 06/15/13	102,875
20,000	C	Qwest Corp., 6.875%,
		due 09/15/33	17,425
205,000	#,C	Qwest Corp., 7.875%,
		due 09/01/11	214,738
260,000	#,C	Qwest Corp., 9.125%,
		due 03/15/12	284,050
295,000	#,C	Qwest Services Corp., 13.500%,
		due 12/15/10	342,199
255,000	@@,C	Rogers Wireless Communications,
		Inc., 7.250%, due 12/15/12	276,675
65,000	@@,C	Rogers Wireless Communications,
		Inc., 8.000%, due 12/15/12	70,363
285,000	C	Rural Cellular Corp., 8.250%,
		due 03/15/12	299,250
120,000	C	Rural Cellular Corp., 9.875%,
		due 02/01/10	124,500
20,000	C	SBA Communications Corp.,
		1.210%, due 12/15/11	18,500
95,000	#,C	SBA Communications Corp.,
		8.500%, due 12/01/12	102,838
110,000	C	Spectrasite, Inc., 8.250%,
		due 05/15/10	117,150
25,000	#,C	Telcordia Technologies, Inc.,
		10.000%, due 03/15/13	23,500
20,000	C	U.S. Unwired, Inc., 10.000%,
		due 06/15/12	22,350
35,000	#	Valor Telecommunications
		Enterprises, LLC, 7.750%,
		due 02/15/15	34,563
295,000	C	Western Wireless Corp., 9.250%,
		due 07/15/13	337,405
			6,087,257
		Total Corporate Bonds/Notes
		(Cost $52,504,372)	53,396,093

Shares			Value

COMMON STOCK: 0.0%
		Telecommunications: 0.0%
908	@,I,X	Adelphia Business Solutions	—
150	@,I,X	Jordan Telecommunications	3,636
		Total Common Stock (Cost $-)	3,636

PREFERRED STOCK: 0.0%
		Media: 0.0%
228	@,C	Paxson Communications Corp.	14,735
		Total Preferred Stock (Cost
		$20,328)	14,735

See Accompanying Notes to Financial Statements

52

PORTFOLIO OF INVESTMENTS
ING VP HIGH YIELD BOND PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value
WARRANTS: 0.0%
		Building Materials: 0.0%
150	@,#,I,X	Dayton Superior Corp.	$2
		Telecommunications: 0.0%
25	@	American Tower Corp.	7,409
		Total Warrants (Cost $4,869)	7,411
		Total Long-Term Investments
		(Cost $52,529,569)	53,421,875

Principal Amount			Value
SHORT-TERM INVESTMENTS: 10.4%
	Repurchase Agreement: 10.4%
$6,094,000	Goldman Sachs Repurchase Agreement dated 06/30/05, 3.340%, due 07/01/05, $6,094.565 to be received upon repurchase (Collateralized by $6,015,000 Federal Home Loan Bank, 4.875%, Market Value plus accrued interest $6,220,841due 02/15/07)		6,094,000

	Total Short-Term Investments
	(Cost $6,094,000)		6,094,000

	Total Investments In
	Securities (Cost
	$58,623,569)*	101.3%	$59,515,875
	Other Assets and
	Liabilities-Net	(1.3)	(755,731)
	Net Assets	100.0%	$58,760,144

@	Non-income producing security
@@	Foreign issuer
+	Step-up basis bonds. Interest rates shown reflect current coupon rates.
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

C	Bond may be called prior to maturity date.
I	Illiquid security
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
*	Cost for federal income tax purposes is $58,635,050. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$1,030,869
Gross Unrealized Depreciation	(150,044)
Net Unrealized Appreciation	$880,825

See Accompanying Notes to Financial Statements

53

ING VP INTERNATIONAL VALUE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2005 (UNAUDITED)

Country Allocation*

as of June 30, 2005

(as a percent of net assets)

*                 Excludes other assets and liabilities of (6.1)% of net assets and 3.8% of net assets for short-term investments related to securities lending.

Portfolio holdings are subject to change daily.

Shares			Value
COMMON STOCK: 92.0%
		Australia: 1.2%
395,400	@	Santos Ltd.	$3,396,954
			3,396,954
		Belgium: 2.9%
28,000		Barco NV	1,996,070
36,800	@	Belgacom SA	1,254,725
2,981		Electrabel	1,301,926
146,500		Fortis	4,056,297
			8,609,018
		Brazil: 2.0%
362,600		Tele Norte Leste
		Participacoes SA ADR	6,037,290
			6,037,290
		Canada: 1.8%
65,000		EnCana Corp.	2,564,868
171,500		Placer Dome, Inc.	2,625,429
			5,190,297
		China: 0.5%
2,440,000		Aluminum Corp. of China Ltd.	1,344,323
			1,344,323
		Denmark: 3.6%
65,600		H Lundbeck A/S	1,650,854
209,800		TDC A/S	8,985,612
			10,636,466
		Finland: 0.6%
92,900		UPM-Kymmene Oyj	$1,778,785
			1,778,785
		France: 5.7%
56,588		Societe Generale	5,740,572
154,048		Suez SA	4,165,663
20,770		Total SA	4,862,099
17,600		Total SA ADR	2,056,560
			16,824,894
		Germany: 5.4%
120,150		RWE AG	7,721,582
48,650		Schering AG	2,997,399
69,651		Siemens AG	5,067,885
			15,786,866
		Greece: 0.8%
84,288		Alpha Bank AE	2,243,257
			2,243,257
		Hong Kong: 6.2%
235,500	L	China Mobile Hong Kong Ltd.	4,377,945
754,000		Hang Lung Properties Ltd.	1,105,324
466,000		Henderson Land Development	2,219,644
726,000		Hong Kong Exchanges and
		Clearing Ltd.	1,872,068
1,258,000		HongKong Electric Holdings	5,734,524
2,736,000	L	Sino Land Co.	2,904,352
			18,213,857
		Ireland: 0.6%
94,000		Irish Life & Permanent PLC	1,644,694
			1,644,694
		Italy: 0.8%
255,800	L	Enel S.p.A.	2,233,214
			2,233,214
		Japan: 23.1%
163,000		Ajinomoto Co., Inc.	1,810,692
269,000		Amano Corp.	3,198,883
91,900		Aruze Corp.	1,939,087
254,100		Chubu Electric Power Co., Inc.	6,094,743
483,000		Hino Motors Ltd.	2,796,182
384		Japan Retail Fund
		Investment Corp.	3,297,262
196,000		Koyo Seiko Co., Ltd.	2,621,252
31,600		Kyocera Corp.	2,410,970
550		Mitsubishi Tokyo Financial
		Group, Inc.	4,640,472
286,000		Nomura Holdings, Inc.	3,400,925
50,000		Promise Co., Ltd.	3,194,964
1,351,000	@	Resona Holdings, Inc.	2,502,464
228,200		Sekisui House Ltd.	2,295,528
94,000		Sharp Corp.	1,463,974
307,000		Sumitomo Trust & Banking
		Co., Ltd.	1,859,520
33,000		T&D Holdings, Inc.	1,546,571
147,200		Takeda Pharmaceutical
		Co., Ltd.	7,285,287
109,000		Tokushima Bank Ltd.	919,879
193,000		Tokuyama Corp.	1,368,817
248,200		Tokyo Electric Power Co., Inc.	5,917,314

See Accompanying Notes to Financial Statements

54

ING VP INTERNATIONAL VALUE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value
		Japan (continued)
311,000		Toto Ltd.	$2,453,622
137,400		Toyota Motor Corp.	4,907,652
			67,926,060
		Luxembourg: 0.5%
78,553		Arcelor	1,533,103
			1,533,103
		Malaysia: 1.9%
2,002,900		Tenaga Nasional Bhd	5,534,329
			5,534,329
		Netherlands: 7.9%
110,600	@	ASML Holding NV	1,735,105
253,294	@	BE Semiconductor
		Industries NV	1,252,258
88,854		European Aeronautic Defense
		and Space Co.	2,820,346
162,942		Heineken NV	5,028,910
99,270		Royal Dutch Petroleum Co.	6,456,098
91,700		Unilever NV	5,941,344
			23,234,061
		South Korea: 1.7%
64,710		Kookmin Bank	2,923,279
25,790		S-Oil Corp.	2,055,808
			4,979,087
		Spain: 1.4%
89,421		Banco Bilbao Vizcaya
		Argentaria SA	1,374,501
169,520	@	Telefonica SA	2,766,629
			4,141,130
		Sweden: 0.8%
216,079		Swedish Match AB	2,451,814
			2,451,814
		Switzerland: 7.5%
11,269	@	Barry Callebaut AG	2,859,737
31,610		Nestle SA	8,077,699
46,906		Novartis AG	2,227,635
27,500		Novartis AG ADR	1,304,600
26,554		Roche Holding AG	3,351,552
87,200	L	STMicroelectronics NV	1,390,295
34,752		UBS AG	2,709,943
			21,921,461
		United Kingdom: 14.2%
46,570		AstraZeneca PLC	1,920,776
190,248		Barclays PLC	1,886,577
653,487		BP PLC	6,798,915
359,699		GlaxoSmithKline PLC	8,695,230
126,601		HBOS PLC	1,947,258
3,141,183		Legal & General Group PLC	6,450,901
128,000		Royal Bank of Scotland
		Group PLC	3,855,549
133,257		Severn Trent PLC	2,423,426
3,206,958		Vodafone Group PLC	7,800,212
			41,778,844
		United States: 0.9%
63,900	L	Southern Peru Copper Corp.	$2,737,475
			2,737,475
		Total Common Stock
		(Cost $258,316,047)	270,177,279

PREFERRED STOCK: 2.3%
		Germany: 2.3%
75,800		Henkel KGaA	6,768,530
			6,768,530
		Total Preferred Stock
		(Cost $7,046,070)	6,768,530
		Total Long-Term Investments
		(Cost $265,362,117)	276,945,809

Principal Amount			Value
SHORT-TERM INVESTMENTS: 11.8%
	Repurchase Agreement: 8.0%
$23,565,000	Goldman Sachs Repurchase Agreement dated 06/30/05, 3.340%, due 07/01/05, $23,567,186 to be received upon repurchase (Collateralized by 24,135,000 various U.S. Agencies, 2.600%- 4.950% Market Value plus accrued interest $24,036,581, due 08/01/05-03/12/13)		23,565,000

	Total Repurchase Agreement (Cost $23,565,000)		23,565,000

	Securities Lending Collateralcc: 3.8%
11,213,000	The Bank of New York Institutional
	Cash Reserves Fund		11,213,000

	Total Securities Lending Collateral
	(Cost $11,213,000)		11,213,000

	Total Short-Term Investments
	(Cost $34,778,000)		34,778,000

	Total Investments In
	Securities(Cost
	$300,140,117)*	106.1%	$311,723,809
	Other Assets and
	Liabilities-Net	(6.1)	(17,967,056)
	Net Assets	100.0%	$293,756,753

Certain foreign securities have been fair valued in accordance with procedures approved by the Board of Directors/Trustees (Note 2A).

@	Non-income producing security
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2005.
*	Cost for federal income tax purposes is $302,479,879. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$18,938,815
Gross Unrealized Depreciation	(9,694,885)
Net Unrealized Appreciation	$9,243,930

See Accompanying Notes to Financial Statements

55

ING VP INTERNATIONAL VALUE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Percentage of
Industry	Net Assets
Aerospace/Defense	1.0%
Agriculture	0.8
Auto Manufacturers	2.6
Auto Parts and Equipment	0.9
Banks	12.5
Beverages	1.7
Chemicals	0.5
Diversified Financial Services	3.4
Electric	11.8
Electrical Components and Equipment	0.5
Electronics	1.5
Food	6.4
Forest Products and Paper	0.6
Home Builders	0.8
Housewares	3.1
Insurance	2.7
Iron/Steel	0.5
Leisure Time	0.7
Mining	2.3
Miscellaneous Manufacturing	2.8
Oil and Gas	9.6
Pharmaceuticals	10.0
Real Estate	2.1
Real Estate Investment Trusts	1.1
Semiconductors	1.5
Telecommunications	10.7
Water	2.2
Repurchase Agreement	8.0
Securities Lending Collateral	3.8
Other Assets and Liabilities, Net	(6.1)
Net Assets	100.0%

See Accompanying Notes to Financial Statements

56

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Investment Manager	Transfer Agent
ING Investments, LLC	DST Systems, Inc.
7337 E. Doubletree Ranch Road	P.O. Box 419368
Scottsdale, Arizona 85258	Kansas City, Missouri 64141

Administrator	Custodian
ING Funds Services, LLC	The Bank of New York
7337 E. Doubletree Ranch Road	100 Colonial Center Parkway, Suite 300
Scottsdale, Arizona 85258	Lake Mary, Florida 32746

Distributor	Legal Counsel
ING Funds Distributor, LLC	Dechert LLP
7337 E. Doubletree Ranch Road	1775 I Street, N.W.
Scottsdale, Arizona 85258	Washington, D.C. 20006
1-800-334-3444

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable universal life insurance policy or variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable universal life policy or variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPSAR-UVPTI	(0605-081605)

Semi-Annual Report

June 30, 2005

Class S

ING Variable Products Trust

Domestic Equity and Income Portfolios		Domestic Equity Value Portfolios
▪	ING VP Convertible Portfolio	▪	ING VP Financial Services Portfolio
▪	ING VP Real Estate Fund	▪	ING VP MagnaCap Portfolio

Domestic Equity Growth Portfolios		Fixed Income Portfolio
▪	ING VP LargeCap Growth Portfolio	▪	ING VP High Yield Bond Portfolio
▪	ING VP MidCap Opportunities Portfolio	International Equity Portfolio
▪	ING VP SmallCap Opportunities Portfolio	▪	ING VP International Value Portfolio

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

TABLE OFCONTENTS

PROXY VOTING INFORMATION

A description of the policies and procedures that the Registrant uses to determine how to vote proxies related to portfolio securities is available (1) without charge, upon request, by calling Shareholder Services toll-free at 800-992-0180; (2) on the Registrant’s website at www.ingfunds.com and (3) on the SEC’s website at www.sec.gov. Information regarding how the Registrant voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Registrant’s website at www.ingfunds.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Registrant files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Registrant’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Registrant’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330; and is available upon request from the Registrant by calling Shareholder Services toll-free at 800-992-0180.

(THIS PAGE INTENTIONALLY LEFT BLANK)

PRESIDENT’S LETTER

Dear Shareholder,

We are in the midst of an exciting time here at ING Funds. We began the year by introducing a new ING global fund that gave investors an opportunity to invest in global companies with a history of attractive dividend yields.

The new fund was a bold and innovative opportunity and it captured the attention of investors. When the fund’s initial offering period closed, it proved to be one of the five largest unleveraged closed-end funds in history.

The success of the new fund offering illustrates what ING Funds is really all about: fresh thinking in financial services. The fund’s offering success also confirmed something else that we have long believed; namely, that investors are excited about opportunities beyond our shores.

As globalization grows, investment opportunities grow as well. In 1970, only about one-third of equity market capitalization was located abroad; by 2004, that number had jumped to 50 percent[1]. It is often said that the world is becoming ever more complicated. This is undoubtedly true in the world of investments where the range of asset classes and investment techniques has never been wider. To take advantage of the opportunities that are now available, it is essential to seek investment partners who have the required breadth and depth of experience — on a global basis.

Our goal at ING Funds is to deliver innovative investment products that help you, the investor, to achieve your financial dreams. We have also long been committed to uncovering opportunities worldwide.

We will continue to bring you opportunities — wherever they occur. With access to more than 700 ING investment management professionals who are located around the world and who, in our consideration, deliver exceptional insight into markets in Europe, the Americas and the Asia-Pacific region, we believe we are in a unique position to help you take advantage of the opportunities that the world has to offer.

On behalf of everyone here at ING Funds, I thank you for your continued support and loyalty. We look forward to serving you in the future.
Sincerely,

James M. Hennessy President ING Funds July 27, 2005

1            Morgan Stanley Capital International

International investing does pose special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaims any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice.

MARKET PERSPECTIVE:  SIX MONTHS ENDED JUNE 30, 2005

Global stocks posted mixed results in the first half of 2005 with the U.S market finally succumbing to inflation and interest rate fears while many international stocks advanced. As a whole, global equities lost 0.7%, according to the Morgan Stanley Capital International (“MSCI”) World Index(1) in dollars, including net reinvested dividends, dragged down by a resurgent dollar, boosted by strong Gross Domestic Product (“GDP”) growth, and rising short-term interest rates. The euro was further buffeted by the defeat of a proposal for a European constitution, followed by acrimonious stalemate on a European budget. For the six months, the U.S. dollar rose 11.9% against the euro, 7.1% against the pound and 8.1% against the oil price sensitive yen.

Trends in investment grade U.S. fixed income securities had been dominated since the middle of 2004 by the flattening of the Treasury yield curve as ten-year yields fell even as the Federal Open Market Committee (“FOMC”) raised short-term interest rates five times in 2004 and then twice more in February and March of 2005. The trend had been temporarily broken in the last few weeks of the first quarter as risk appetites soured, but not for long. From April 1, evidence of slowing activity and firming inflation mounted. May saw the curve-flattening trend sustained by the eighth FOMC rate rise. Then Dallas Federal Reserve President Fisher said that the FOMC, after eight rate increases, was in the “eighth inning” of the tightening cycle, sending the ten-year Treasury yield plunging through 4%, squeezing the spread over the 90-day Bill on June 27th to 0.87%, a new low since April of 2001. But on the last day of the quarter the FOMC raised the Federal Funds rate for the ninth time, to 3.25%, and made it perfectly clear that extra innings were about to be played. For the six months, the yield on U.S. 10-year Treasury Notes fell by 0.27% to 3.95%, while the yield on 13-week Treasury Bills rose 0.88% to 3.06%. The return on the broader Lehman Brothers Aggregate Bond Index(2) was 2.5%, and the recovery of investors’ risk appetites helped the Lehman Brothers High Yield Bond Index(3) add 1.1%.

The U.S. equities market in the form of the Standard & Poor’s (“S&P”) 500 Index(4), lost 0.8% in the first half of 2005 including dividends. At this point the market was trading at a price-to-earnings level of about 15.75 times earnings for the current fiscal year. An early retreat was relieved by encouraging elections in Iraq, an upsurge in merger and acquisition activity and generally better than expected company earnings. A solid employment report on March 4 propelled the S&P 500 Index to its best close of the quarter the next day. But the sell off was swift amid concerns about inflation and a slowing economy. Investors keenly watched the swirling crosscurrents in the fixed income markets. Falling bond yields make stocks relatively more attractive and have encouraged mortgage refinancing on a massive scale. The funds raised have tended not to stay long in the wallets of American consumers, keeping expansion strong. However, inexorably rising short-term rates dampen demand and profit margins. Little wonder then that Mr. Fisher’s remarks encouraged the market to make a run in June from the previous March 7 high. Although, it was tripped up by the other major influence on stocks in recent quarters: the surging price of oil, which is potentially inflationary through costs and deflationary since it acts like a tax. The price of a barrel of oil for July delivery reached a new record on June 17, stopping the stock market rally in its tracks. June ended on a down note when the FOMC indicated that the tightening game was far from over.

Japan equities fell 5.8%, based on the MSCI Japan Index(5) plus net dividends in dollars, but rose 1.8% in local currency. By month end the broad market was trading at about 15.5 times current fiscal year earnings. The period saw the familiar raft of macro-economic disappointments, but from May the news improved. GDP growth was estimated at 4.9% after three weak quarters. Profits are growing in Japan, by 15.8% in the first quarter, and the banks’ bad loan crisis appears to be over.

European ex UK markets jumped 11.3% in local currencies during the first six months of 2005, repeatedly reaching three-year high levels, but fell 1.1% in dollars, according to the MSCI Europe ex UK Index(6) including net dividends. Markets were trading on average at about 13.5 times earnings for the current fiscal year. Such bullish performance belied bearish economic conditions with high unemployment and barely growing economies. This and the political setbacks referred to above served only to depress the euro. Stock markets cheered the weaker currency, while corporate profits held up and merger and acquisition activity revived, allowing stocks to rise in the face of record low bond yields.

The UK market gained 8.1% in sterling, based on the MSCI UK Index(7) including net dividends, making new four-year highs, but only 0.9% in dollars. It was then trading at just under 13 times current fiscal year

MARKET PERSPECTIVE:  SIX MONTHS ENDED JUNE 30, 2005

earnings. The UK economy as a whole has been healthy, with 3.2% growth in 2004 and low unemployment. However, over-stretched consumers and soaring real estate prices held growth in check. Five interest rate increases through August 2004 eventually took their toll. By the end of June, house prices were falling, manufacturing was in decline and GDP growth slowed. The next move in interest rates, in our opinion, clearly is a decrease and it was this expectation, plus a weaker pound that boosted a fairly inexpensive stock market.

(1) The MSCI World Index is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.

(2) The Lehman Brothers Aggregate Bond Index is a widely recognized, unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

(3) The Lehman Brothers High Yield Bond Index is an unmanaged index that measures the performance of fixed-income securities generally representative of corporate bonds rated below investment-grade.

(4) The Standard & Poor’s 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(5) The MSCI Japan Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

(6) The MSCI Europe ex UK Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

(7) The MSCI UK Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

All indices are unmanaged and investors cannot invest directly in an index.

Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Funds’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of the Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution [and/or service] (12b-1) fees; and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2005 to June 30, 2005.

Actual Expenses

The first section of the table shown, “Actual Fund Return”, provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, “Hypothetical 5% Return”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ING VP Convertible Portfolio	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Annualized Expense Ratio	Expenses Paid During the Six Months Ended June 30, 2005*
Actual Fund Return
Class S	$1,000.00	$ 961.50	1.10%	$5.35
Hypothetical (5% return before expenses)
Class S	$1,000.00	$1,019.34	1.10%	$5.51

ING VP Real Estate Portfolio	Beginning Account Value May 13, 2005	Ending Account Value June 30, 2005	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2005**
Actual Fund Return
Class S†	$1,000.00	$1,085.40	1.30%	$1.82
Hypothetical (5% return before expenses)
Class S†	$1,000.00	$1,004.97	1.30%	$1.75

†	Class S had less than six months during the period.
*	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
**

Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 49/365 (to reflect the number of days since the Portfolio’s inception).

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

ING VP Real Estate Portfolio	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2005*
Hypothetical (5% return before expenses)
Class S	$1,000.00	$1,018.35	1.30%	$6.51

ING VP LargeCap Growth	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Annualized Expense Ratio	Expenses Paid During the Six Months Ended June 30, 2005*
Actual Fund Return
Class S	$1,000.00	$ 973.60	1.10%	$5.38
Hypothetical (5% return before expenses)
Class S	$1,000.00	$1,019.34	1.10%	$5.51

ING VP MidCap Opportunities Portfolio	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Annualized Expense Ratio	Expenses Paid During the Six Months Ended June 30, 2005*
Actual Fund Return
Class S	$1,000.00	$1,000.00	1.10%	$5.45
Hypothetical (5% return before expenses)
Class S	$1,000.00	$1,019.34	1.10%	$5.51

ING VP SmallCap Opportunities Portfolio	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Annualized Expense Ratio	Expenses Paid During the Six Months Ended June 30, 2005*
Actual Fund Return
Class S	$1,000.00	$1,006.80	1.10%	$5.47
Hypothetical (5% return before expenses)
Class S	$1,000.00	$1,019.34	1.10%	$5.51

ING VP Financial Services Portfolio	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Annualized Expense Ratio	Expenses Paid During the Six Months Ended June 30, 2005*
Actual Fund Return
Class S	$1,000.00	$ 992.00	1.05%	$5.19
Hypothetical (5% return before expenses)
Class S	$1,000.00	$1,019.59	1.05%	$5.26

*	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

ING VP MagnaCap Portfolio	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Annualized Expense Ratio	Expenses Paid During the Six Months Ended June 30, 2005*
Actual Fund Return
Class S	$1,000.00	$ 991.80	1.10%	$5.43
Hypothetical (5% return before expenses)
Class S	$1,000.00	$1,019.34	1.10%	$5.51

ING VP High Yield Bond Portfolio	Beginning Account Value April 29, 2005	Ending Account Value June 30, 2005	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2005**
Actual Fund Return
Class S†	$1,000.00	$1,029.30	1.05%	$1.84
Hypothetical (5% return before expenses)
Class S†	$1,000.00	$1,006.82	1.05%	$1.82

ING VP High Yield Bond Portfolio	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2005*
Hypothetical (5% return before expenses)
Class S	$1,000.00	$1,019.59	1.05%	$5.26

ING VP International Value Portfolio	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Annualized Expense Ratio	Expenses Paid During the Six Months Ended June 30, 2005*
Actual Fund Return
Class S	$1,000.00	$ 962.70	1.20%	$5.84
Hypothetical (5% return before expenses)
Class S	$1,000.00	$1,018.84	1.20%	$6.01

†	Class S had less than six months during the period.
*	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
**

Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 63/365 (to reflect the number of days since the Portfolio’s inception).

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2005 (UNAUDITED)

			ING	ING	ING
	ING	ING	VP LargeCap	VP MidCap	VP SmallCap
	VP Convertible	VP Real Estate	Growth	Opportunities	Opportunities
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
ASSETS:
Investments in securities at value+*	$8,286,791	$44,137,255	$2,165,970	$115,587,370	$180,704,592
Short-term investments at amortized cost	—	—	—	27,860,970	49,247,786
Repurchase agreement	534,000	—	—	3,866,000	9,234,000
Cash	2,974	324,639	55,513	—	36
Receivables:
Investment securities sold	44,159	759,275	16,738	—	2,570,238
Fund shares sold	—	124,703	—	—	—
Dividends and interest	43,966	221,576	1,532	35,989	2,978
Prepaid expenses	170	415	47	2,479	3,749
Reimbursement due from manager	1,608	—	2,912	11,928	17,422
Total assets	8,913,668	45,567,863	2,242,712	147,364,736	241,780,801
LIABILITIES:
Payable for investment securities purchased	25,000	955,723	65,221	—	1,822,666
Payable for fund shares redeemed	—	4,204	—	—	—
Payable upon receipt of securities loaned	—	—	—	27,860,970	49,247,786
Payable to affiliates	8,007	41,964	1,971	91,562	148,814
Payable to custodian due to bank overdraft	—	—	—	7,542	—
Payable for trustee fees	630	672	1,046	3,209	3,845
Other accrued expenses and liabilities	9,715	46,751	9,181	44,000	92,881
Total liabilities	43,352	1,049,314	77,419	28,007,283	51,315,992
NET ASSETS	$8,870,316	$44,518,549	$2,165,293	$119,357,453	$190,464,809
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$8,652,074	$38,218,165	$1,974,140	$178,468,521	$215,519,713
Undistributed net investment income (accumulated net investment loss)	55,486	550,221	(11,681)	(211,595)	(616,777)
Accumulated net realized gain (loss) on investments and foreign currency related transactions	87,097	932,631	(83,062)	(84,023,091)	(70,228,514)
Net unrealized appreciation on investments and foreign currency related transactions	75,659	4,817,532	285,896	25,123,618	45,790,387
NET ASSETS	$8,870,316	$44,518,549	$2,165,293	$119,357,453	$190,464,809

+ Including securities loaned at value	$—	$—	$—	$26,962,024	$47,970,298
* Cost of investments in securities	$8,211,132	$39,319,723	$1,880,075	$90,463,752	$134,914,205
Class I:
Net assets	n/a	$44,047,772	n/a	$76,611,300	$79,969,117
Shares authorized	unlimited	unlimited	unlimited	unlimited	unlimited
Par value	$0.01	$0.01	$0.01	$0.01	$0.01
Shares outstanding	n/a	3,094,015	n/a	11,159,629	4,880,348
Net asset value and redemption price per share	n/a	$14.24	n/a	$6.87	$16.39
Class S:
Net assets	$8,870,316	$470,777	$2,165,293	$42,746,153	$110,495,692
Shares authorized	unlimited	unlimited	unlimited	unlimited	unlimited
Par value	$0.01	$0.01	$0.01	$0.01	$0.01
Shares outstanding	787,789	33,080	244,267	6,292,901	6,801,675
Net asset value and redemption price per share	$11.26	$14.23	$8.86	$6.79	$16.25

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2005 (UNAUDITED)

	ING		ING	ING
	VP Financial	ING	VP High Yield	VP International
	Services	VP MagnaCap	Bond	Value
	Portfolio	Portfolio	Portfolio	Portfolio
ASSETS:
Investments in securities at value+*	$23,526,279	$36,953,706	$53,421,875	$276,945,809
Short-term investments at amortized cost	—	—	—	11,213,000
Repurchase agreement	1,525,000	98,000	6,094,000	23,565,000
Cash	747	1,537	13,211	106,483
Foreign currencies at value**	—	—	—	422,779
Receivables:
Investment securities sold	292,503	316,298	733,219	6,152,011
Dividends and interest	20,613	49,848	999,730	639,556
Prepaid expenses	266	807	414	4,889
Reimbursement due from manager	10,298	5,391	12,172	74,736
Total assets	25,375,706	37,425,587	61,274,621	319,124,263
LIABILITIES:
Payable for investment securities purchased	105,643	182,647	1,890,381	13,791,080
Payable upon receipt of securities loaned	—	—	—	11,213,000
Income distribution payable	—	—	546,961	—
Payable to affiliates	21,045	31,149	47,770	262,628
Payable for trustee fees	768	554	4,095	14,049
Other accrued expenses and liabilities	53,161	21,048	25,270	86,753
Total liabilities	180,617	235,398	2,514,477	25,367,510
NET ASSETS	$25,195,089	$37,190,189	$58,760,144	$293,756,753
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$23,932,000	$32,061,824	$64,775,134	$272,949,077
Undistributed net investment income
(accumulated net investment loss)	72,358	138,486	13,895	(176,519)
Accumulated net realized gain (loss) on investments
and foreign currency related transactions	238,129	1,292,608	(6,921,191)	9,363,521
Net unrealized appreciation on investments and futures	952,602	3,697,271	892,306	11,620,674
NET ASSETS	$25,195,089	$37,190,189	$58,760,144	$293,756,753

+ Including securities loaned at value	$—	$—	$—	$10,747,029
* Cost of investments in securities	$22,573,677	$33,256,435	$52,529,569	$265,362,117
** Cost of foreign currencies	$—	$—	$—	$423,675
Class I:
Net assets	$5,685,043	$8,287,120	$16,542,542	$291,952,335
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.01	$0.01	$0.01	$0.01
Shares outstanding	522,082	881,836	5,444,991	25,759,976
Net asset value and redemption price per share	$10.89	$9.40	$3.04	$11.33
Class S:
Net assets	$19,510,046	$28,903,069	$42,217,602	$1,804,418
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.01	$0.01	$0.01	$0.01
Shares outstanding	1,794,179	3,061,078	13,909,590	157,091
Net asset value and redemption price per share	$10.87	$9.44	$3.04	$11.49

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)

			ING	ING	ING
	ING	ING	VP LargeCap	VP MidCap	VP SmallCap
	VP Convertible	VP Real Estate	Growth	Opportunities	Opportunities
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$52,391	$789,294	$8,411	$314,893	$183,565
Interest	102,167	3,640	177	49,764	64,523
Securities lending income	—	—	—	12,578	62,456
Total investment income	154,558	792,934	8,588	377,235	310,544
EXPENSES:
Investment management fees	33,255	149,038	7,985	455,131	685,881
Service fees:
Class S	11,085	57	2,662	53,055	129,909
Administrative service fees	4,434	18,629	1,065	60,684	91,450
Shareholder reporting expense	1,347	7,100	1,573	24,263	62,701
Professional fees	3,914	5,618	2,542	9,289	27,477
Custody and accounting expense	3,883	3,086	1,436	9,329	12,670
Trustee fees	104	156	135	2,869	3,350
Offering expense	—	3,371	—	—	—
Miscellaneous expense	423	3,002	2,010	11,055	7,805
Total expenses	58,445	190,057	19,408	625,675	1,021,243
Net recouped (waived and reimbursed) fees	(9,771)	6,000	(7,688)	(36,845)	(93,922)
Net expenses	48,674	196,057	11,720	588,830	927,321
Net investment income (loss)	105,884	596,877	(3,132)	(211,595)	(616,777)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) on:
Investments	88,341	936,278	37,630	3,347,524	13,341,535
Foreign currency related transactions	(116)	—	—	—	—
Net realized gain on investments and foreign currency related transactions	88,225	936,278	37,630	3,347,524	13,341,535
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	(552,869)	1,093,947	(97,776)	(3,240,227)	(11,608,235)
Net realized and unrealized gain (loss) on investments and foreign currency related transactions	(464,644)	2,030,225	(60,146)	107,297	1,733,300
Increase (decrease) in net assets resulting from operations	$(358,760)	$2,627,102	$(63,278)	$(104,298)	$1,116,523

*Foreign taxes withheld	$—	$—	$85	$—	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)

	ING		ING	ING
	VP Financial	ING	VP High	VP International
	Services	VP MagnaCap	Yield Bond	Value
	Portfolio	Portfolio	Portfolio	Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$199,659	$432,631	$27,125	$4,772,838
Interest	18,705	7,194	911,533	441,855
Securities lending income	—	—	—	24,758
Total investment income	218,364	439,825	938,658	5,239,451
EXPENSES:
Investment management fees	80,604	145,313	103,413	1,379,323
Service fees:
Class S	20,148	37,915	16,000	1,803
Administrative service fees	10,747	19,375	13,788	137,932
Shareholder reporting expense	9,201	9,862	3,793	70,094
Professional fees	11,458	8,234	4,349	40,436
Custody and accounting expense	1,905	5,357	6,343	58,861
Trustee fees	93	222	1,267	6,828
Offering expense	3,343	—	—	—
Miscellaneous expense	2,743	4,078	3,129	11,135
Total expenses	140,242	230,356	152,082	1,706,412
Net waived and reimbursed fees	(34,174)	(26,073)	(26,711)	(324,631)
Net expenses	106,068	204,283	125,371	1,381,781
Net investment income	112,296	235,542	813,287	3,857,670
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY RELATED TRANSACTIONS, FUTURES:
Net realized gain (loss) on:
Investments	397,108	3,270,328	97,696	10,367,006
Foreign currency related transactions	—	—	—	(211,987)
Futures	—	458	—	—
Net realized gain on investments, foreign currency related transactions and futures	397,108	3,270,786	97,696	10,155,019
Net change in unrealized appreciation or depreciation on:
Investments	(489,442)	(3,868,491)	220,428	(24,316,912)
Foreign currency related transactions	—	—	—	(10,866)
Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions and futures	(489,442)	(3,868,491)	220,428	(24,327,778)
Net realized and unrealized gain (loss) on investments and foreign currency related transactions	(92,334)	(597,705)	318,124	(14,172,759)
Increase (decrease) in net assets resulting from operations	$19,962	$(362,163)	$1,131,411	$(10,315,089)

*Foreign taxes withheld	$—	$7,634	$—	$566,911

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING VP Convertible Portfolio		ING VP Real Estate Portfolio
	Six Months Ended June 30, 2005	Year Ended December 31, 2004	Six Months Ended June 30, 2005	May 3, 2004(1) to December 31, 2004
FROM OPERATIONS:
Net investment income	$105,884	$153,758	$596,877	$380,231
Net realized gain on investments and foreign currency related transactions	88,225	212,946	936,278	256,012
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	(552,869)	201,109	1,093,947	3,723,585
Net increase (decrease) in net assets resulting from operations	(358,760)	567,813	2,627,102	4,359,828
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	—	—	(113,154)	(247,255)
Class S	(47,086)	(162,004)	—	—
Net realized gains:
Class I	—	—	—	(328,998)
Class S	(5,997)	(235,552)	—	—
Return of capital:
Class I	—	—	—	(127,843)
Total distributions	(53,083)	(397,556)	(113,154)	(704,096)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	1,282,147	5,074,241	13,507,273	27,667,798
Dividends reinvested	53,083	391,413	113,154	704,096
	1,335,230	5,465,654	13,620,427	28,371,894
Cost of shares redeemed	(823,796)	(1,423,854)	(2,970,514)	(672,938)
Net increase in net assets resulting from capital share transactions	511,434	4,041,800	10,649,913	27,698,956
Net increase in net assets	99,591	4,212,057	13,163,861	31,354,688
NET ASSETS:
Beginning of period	8,770,725	4,558,668	31,354,688	—
End of period	$8,870,316	$8,770,725	$44,518,549	$31,354,688
Undistributed net investment income (distributions in excess of net investment income) at end of period	$55,486	$(3,312)	$550,221	$66,498

(1)  Commencement of operations.

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING VP LargeCap Growth Portfolio		ING VP MidCap Opportunities Portfolio
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2005	2004	2005	2004
FROM OPERATIONS:
Net investment loss	$(3,132)	$(5,996)	$(211,595)	$(484,787)
Net realized gain on investments	37,630	208,520	3,347,524	2,203,413
Net change in unrealized appreciation or depreciation on investments	(97,776)	77,503	(3,240,227)	6,528,389
Net increase (decrease) in net assets resulting from operations	(63,278)	280,027	(104,298)	8,247,015
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class S	—	(74,832)	—	—
Total distributions	—	(74,832)	—	—
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	9,935	16,989	11,373,945	17,358,163
Dividends reinvested	—	59,804	—	—
Net proceeds from shares issued in merger	—	—	—	103,914,425
	9,935	76,793	11,373,945	121,272,588
Cost of shares redeemed	(112,909)	(308,803)	(18,688,834)	(23,328,512)
Net increase (decrease) in net assets resulting from capital share transactions	(102,974)	(232,010)	(7,314,889)	97,944,076
Net increase (decrease) in net assets	(166,252)	(26,815)	(7,419,187)	106,191,091
NET ASSETS:
Beginning of period	2,331,545	2,358,360	126,776,640	20,585,549
End of period	$2,165,293	$2,331,545	$119,357,453	$126,776,640
Accumulated net investment loss at end of period	$(11,681)	$(8,549)	$(211,595)	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING VP SmallCap		ING VP Financial
	Opportunities Portfolio		Services Portfolio
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2005	2004	2005	2004
FROM OPERATIONS:
Net investment income (loss)	$(616,777)	$(1,245,414)	$112,296	$50,026
Net realized gain on investments	13,341,535	2,686,546	397,108	168,520
Net change in unrealized appreciation or depreciation on investments	(11,608,235)	15,750,271	(489,442)	1,442,044
Net increase in net assets resulting from operations	1,116,523	17,191,403	19,962	1,660,590
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	—	—	(12,404)	(12,489)
Class S	—	—	(27,846)	(41,839)
Net realized gains:
Class I	—	—	(34,445)	(54,493)
Class S	—	—	(102,818)	(135,743)
Total distributions	—	—	(177,513)	(244,564)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	16,287,460	36,075,066	7,695,144	28,427,385
Dividends reinvested	—	—	134,031	180,318
	16,287,460	36,075,066	7,829,175	28,607,703
Cost of shares redeemed	(22,402,980)	(43,873,361)	(2,174,333)	(10,325,931)
Net increase (decrease) in net assets resulting from capital share transactions	(6,115,520)	(7,798,295)	5,654,842	18,281,772
Net increase (decrease) in net assets	(4,998,997)	9,393,108	5,497,291	19,697,798
NET ASSETS:
Beginning of period	195,463,806	186,070,698	19,697,798	—
End of period	$190,464,809	$195,463,806	$25,195,089	$19,697,798
Undistributed net investment income (accumulated net investment loss) at end of period	$(616,777)	$—	$72,358	$312

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING VP MagnaCap Fund		ING VP High Yield Bond Portfolio
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2005	2004	2005	2004

FROM OPERATIONS:
Net investment income	$235,542	$471,582	$813,287	$1,028,407
Net realized gain on investments and futures	3,270,786	279,828	97,696	311,223
Net change in unrealized appreciation or depreciation on investments and futures	(3,868,491)	2,491,879	220,428	(100,610)
Net increase (decrease) in net assets resulting from operations	(362,163)	3,243,289	1,131,411	1,239,020
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	(24,840)	(126,264)	(461,148)	(1,028,396)
Class S	(72,216)	(424,638)	(352,138)	—
Total distributions	(97,056)	(550,902)	(813,286)	(1,028,396)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	5,401,024	7,997,822	49,136,747	14,185,761
Dividends reinvested	97,056	546,542	565,277	1,006,494
	5,498,080	8,544,364	49,702,024	15,192,255
Cost of shares redeemed	(7,755,514)	(7,744,462)	(13,043,053)	(16,879,820)
Net increase (decrease) in net assets resulting from capital share transactions	(2,257,434)	799,902	36,658,971	(1,987,565)
Net increase (decrease) in net assets	(2,716,653)	3,492,289	36,977,096	(1,476,941)
NET ASSETS:
Beginning of period	39,906,842	36,414,553	21,783,048	23,259,989
End of period	$37,190,189	$39,906,842	$58,760,144	$21,783,048
Undistributed net investment income at end of period	$138,486	$—	$13,895	$13,894

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING VP International Value Portfolio
	Six Months	Year
	Ended	Ended
	June 30,	December 31,
	2005	2004
FROM OPERATIONS:
Net investment income	$3,857,670	$3,587,042
Net realized gain on investments and foreign currency related transactions	10,155,019	20,839,023
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	(24,327,778)	12,866,386
Net increase (decrease) in net assets resulting from operations	(10,315,089)	37,292,451
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	(3,830,286)	(3,298,798)
Class S	(18,688)	(8,322)
Net realized gains:
Class I	(17,792,010)	—
Class S	(90,682)	—
Total distributions	(21,731,666)	(3,307,120)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	58,836,603	154,197,513
Dividends reinvested	21,731,665	3,307,120
	80,568,268	157,504,633
Cost of shares redeemed	(18,683,369)	(90,707,666)
Net increase in net assets resulting from capital share transactions	61,884,899	66,796,967
Net increase in net assets	29,838,144	100,782,298
NET ASSETS:
Beginning of period	263,918,609	163,136,311
End of period	$293,756,753	$263,918,609
Accumulated net investment loss at end of period	$(176,519)	$(185,215)

See Accompanying Notes to Financial Statements

ING VP CONVERTIBLE PORTFOLIO (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class S
	Six Months Ended				August 20, 2001(1) to
	June 30,	Year Ended December 31,			December 31,
	2005	2004	2003	2002	2001
Per Share Operating Performance:
Net asset value, beginning of period	$11.78	11.51	9.45	10.42	10.00
Income (loss) from investment operations:
Net investment income	$0.13	0.25	0.28	0.25	0.08
Net realized and unrealized gain (loss)
on investments	$(0.58)	0.62	2.23	(0.97)	0.49
Total from investment operations	$(0.45)	0.87	2.51	(0.72)	0.57
Less distributions from:
Net investment income	$0.06	0.26	0.27	0.25	0.08
Net realized gains on investments	$0.01	0.34	0.18	—	0.07
Total distributions	$0.07	0.60	0.45	0.25	0.15
Net asset value, end of period	$11.26	11.78	11.51	9.45	10.42
Total Return(2)%	(3.85)	7.74	26.99	(6.89)	5.67

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$8,870	8,771	4,559	1,527	722
Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)%	1.10	1.10	1.10	1.12	1.10
Gross expenses prior to expense
reimbursement(3)%	1.32	1.32	2.17	3.49	7.33
Net investment income after expense
reimbursement(3)(4)%	2.39	2.28	2.91	2.76	2.49
Portfolio turnover rate %	47	85	177	69	14

(1)     Commencement of operations.

(2)     Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of contract insurance charges. Total return for periods less than one year are not annualized.

(3)     The Investment Manager has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

(4)     Annualized for periods less than one year.

See Accompanying Notes to Financial Statements

ING VP REAL ESTATE PORTFOLIO (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

Class S
May 13, 2005(1) to June 30, 2005
Per Share Operating Performance:
Net asset value, beginning of the period	$13.11
Income from investment operations:
Net investment income	$0.06
Net realized and unrealized gain on investments	$1.06
Total from investment operations	$1.12
Net asset value, end of the period	$14.23
Total Return(2)%	8.54

Ratios and Supplemental Data:
Net assets, end of the period (000s)	$471
Ratios to average net assets:
Expenses(3)%	1.30
Net investment income(3)%	8.05
Portfolio turnover rate %	31

(1)     Commencement of operations.

(2)     Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)     Annualized for periods less than one year.

See Accompanying Notes to Financial Statements

ING VP LARGECAP GROWTH PORTFOLIO (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class S
	Six Months Ended				August 2, 2001(1) to
	June 30,	Year Ended December 31,			December 31,
	2005	2004	2003	2002	2001
Per Share Operating Performance:
Net asset value, beginning of period	$9.10	8.34	6.27	9.66	10.00
Income (loss) from investment operations:
Net investment loss	$(0.01)	(0.02)	(0.03)	(0.01)	(0.01)
Net realized and unrealized gain (loss)
on investments	$(0.23)	1.08	2.10	(3.35)	(0.33)
Total from investment operations	$(0.24)	1.06	2.07	(3.36)	(0.34)
Less distributions from:
Net investment income	$—	0.30	—	0.03	—
Total distributions	$—	0.30	—	0.03	—
Net asset value, end of period	$8.86	9.10	8.34	6.27	9.66
Total Return(2)%	(2.64)	12.73	33.01	(34.80)	(3.40)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$2,165	2,332	2,358	1,320	1,017
Ratios to average net assets:
Net expenses after expense reimbursement
and brokerage commission recapture(3)(4)%	1.10	1.10	1.10	1.10	1.10
Net expenses after expense reimbursement and
prior to brokerage commission recapture(3)(4)%	1.10	1.10	1.07	1.10	1.10
Gross expenses prior to expense reimbursement
and brokerage commission recapture(3)%	1.82	1.38	2.04	3.64	7.19
Net investment loss after expense reimbursement
and brokerage commission recapture(3)(4)%	(0.29)	(0.26)	(0.48)	(0.41)	(0.47)
Portfolio turnover rate %	36	68	296	496	159

(1)     Commencement of operations.

(2)     Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of contract insurance charges. Total return for periods less than one year are not annualized.

(3)     The Investment Manager has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

(4)     Annualized for periods less than one year.

See Accompanying Notes to Financial Statements

ING VP MIDCAP OPPORTUNITIES PORTFOLIO (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class S
	Six Months Ended				May 7, 2001(1) to
	June 30,	Year Ended December 31,			December 31,
	2005	2004	2003	2002	2001
Per Share Operating Performance:
Net asset value, beginning of period	$6.79	6.11	4.47	6.04	7.10
Income (loss) from investment operations:
Net investment loss	$(0.02)	(0.03)	(0.03)	(0.02)	(0.01)
Net realized and unrealized gain (loss)
on investments	$0.02	0.71	1.67	(1.55)	(1.05)
Total from investment operations	$0.00	0.68	1.64	(1.57)	(1.06)
Net asset value, end of period	$6.79	6.79	6.11	4.47	6.04
Total Return(2)%	0.00 *	11.13	36.69	(25.99)	(14.93)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$42,746	42,808	7,089	2,595	865
Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)%	1.10	1.14	1.10	1.12	1.10
Gross expenses prior to expense
reimbursement(3)%	1.19	1.21	1.45	1.75	4.28
Net investment loss after expense
reimbursement(3)(4)%	(0.48)	(0.68)	(0.73)	(0.67)	(0.67)
Portfolio turnover rate %	24	73	162	387	429

(1)     Commencement of operations.

(2)     Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of contract insurance charges. Total return for periods less than one year are not annualized.

(3)     The Investment Manager has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

(4)     Annualized for periods less than one year.

*      Amount less than $0.01 per share or 0.01%.

See Accompanying Notes to Financial Statements

ING VP SMALLCAP OPPORTUNITIES PORTFOLIO (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class S
	Six Months Ended				May 3, 2001(1) to
	June 30,	Year Ended December 31,			December 31,
	2005	2004	2003	2002	2001
Per Share Operating Performance:
Net asset value, beginning of period	$16.14	14.68	10.61	18.86	21.97
Income (loss) from investment operations:
Net investment loss	$(0.06)	(0.11)	(0.10)*	(0.08)	(0.05)
Net realized and unrealized gain (loss) on
investments	$0.17	1.57	4.17	(8.17)	(3.01)
Total from investment operations	$0.11	1.46	4.07	(8.25)	(3.06)
Less distributions from:
Net realized gain on investments	$—	—	—	—	0.05
Total distributions	$—	—	—	—	0.05
Net asset value, end of period	$16.25	16.14	14.68	10.61	18.86
Total Return(2)%	0.68	9.95	38.36	(43.74)	(13.90)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$110,496	109,246	95,039	31,914	15,743
Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)%	1.10	1.10	1.10	1.10	1.10
Gross expenses prior to expense
reimbursement(3)%	1.23	1.19	1.32	1.49	1.71
Net investment loss after expense
reimbursement(3)(4)%	(0.76)	(0.78)	(0.82)	(0.97)	(0.90)
Portfolio turnover rate %	31	67	168	414	304

(1)     Commencement of operations.

(2)     Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of contract insurance charges. Total return for periods less than one year are not annualized.

(3)     The Investment Manager has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

(4)     Annualized for periods less than one year.

*      Per share data calculated using weighted average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

ING VP FINANCIAL SERVICES PORTFOLIO (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class S
	Six Months Ended June 30, 2005	May 3, 2004(1) to December 31, 2004
Per Share Operating Performance:
Net asset value, beginning of period	$11.05	10.00
Income (loss) from investment operations:
Net investment income	$0.05	0.05	*
Net realized and unrealized gain (loss) on investments	$(0.14)	1.15
Total from investment operations	$(0.09)	1.20
Less distributions from:
Net investment income	$0.02	0.04
Net realized gains on investments	$0.07	0.11
Total distributions	$0.09	0.15
Net asset value, end of period	$10.87	11.05
Total Return(2)%	(0.80)	12.03

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$19,510	14,205
Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)%	1.05	1.05
Gross expenses prior to expense reimbursement(3)%	1.37	1.96
Net investment income after expense reimbursement(3)(4)%	0.98	0.73
Portfolio turnover rate %	24	95

(1)     Commencement of operations.

(2)     Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of contract insurance charges. Total return for periods less than one year are not annualized.

(3)     The Investment Manager has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

(4)     Annualized for periods less than one year.

*      Per share data calculated using the average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

ING VP MAGNACAP PORTFOLIO (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class S
	Six Months Ended				May 3, 2001(1) to
	June 30,	Year Ended December 31,			December 31,
	2005	2004	2003	2002	2001
Per Share Operating Performance:
Net asset value, beginning of period	$9.54	8.88	6.85	8.98	9.59
Income (loss) from investment operations:
Net investment income	$0.06	0.11	0.08	0.07	0.05
Net realized and unrealized gain (loss) on
investments	$(0.14)	0.68	2.01	(2.13)	(0.60)
Total from investment operations	$(0.08)	0.79	2.09	(2.06)	(0.55)
Less distributions from:
Net investment income	$0.02	0.13	0.06	0.07	0.06
Total distributions	$0.02	0.13	0.06	0.07	0.06
Net asset value, end of period	$9.44	9.54	8.88	6.85	8.98
Total Return(2)%	(0.82)	8.96	30.68	(22.99)	(5.75)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$28,903	31,284	29,086	12,843	5,854
Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)%	1.10	1.10	1.17	1.10	1.10
Gross expenses prior to expense
reimbursement(3)%	1.19	1.29	1.46	1.45	1.53
Net investment income after expense
reimbursement(3)(4)%	1.17	1.20	1.16	1.01	1.13
Portfolio turnover rate %	50	18	92	47	72

(1)     Commencement of operations.

(2)     Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)     The Investment Manager has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

(4)     Annualized for periods less than one year.

See Accompanying Notes to Financial Statements

ING VP HIGH YIELD BOND PORTFOLIO (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

Class S
April 29, 2005(1) to June 30, 2005
Per Share Operating Performance:
Net asset value, beginning of the period	$2.98
Income from investment operations:
Net investment income	$0.02
Net realized and unrealized gain on investments	$0.05
Total from investment operations	$0.07
Less distributions from:
Net investment income	$0.01
Total distributions	$0.01
Net asset value, end of the period	$3.04
Total Return(2)%	2.93

Ratios and Supplemental Data:
Net assets, end of the period (000s)	$42,218
Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)%	1.00
Gross expenses prior to expense reimbursement(4)%	1.22
Net investment income after expense reimbursement(3)(4)%	5.50
Portfolio turnover rate %	65

(1)     Commencement of operations.

(2)     Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)     The Investment Manager has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

(4)     Annualized for periods less than one year.

See Accompanying Notes to Financial Statements

ING VP INTERNATIONAL VALUE PORTFOLIO (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class S
	Six Months Ended			March 19, 2001(1) to
	June 30,	Year Ended December 31,		December 31,
	2005	2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$12.92	11.16	8.68	10.80
Income (loss) from investment operations:
Net investment income	$0.17	0.13	0.11	0.05
Net realized and unrealized gain (loss) on investments	$(0.63)	1.76	2.45	(2.10)
Total from investment operations	$(0.46)	1.89	2.56	(2.05)
Less distributions from:
Net investment income	$0.17	0.13	0.08	0.07
Net realized gains on investments	$0.80	—	—	—
Total distributions	$0.97	0.13	0.08	0.07
Net asset value, end of period	$11.49	12.92	11.16	8.68
Total Return(2)%	(3.73)	17.03	29.79	(19.04)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1,804	1,225	534	42
Ratios to average net assets:
Net expenses after expense reimbursement and
brokerage commission recapture(3)(4)%	1.20	1.20	1.20	1.20
Net expenses after expense reimbursement and prior to
brokerage commission recapture(3)(4)%	1.20	1.20	1.20	1.20
Gross expenses prior to expense reimbursement and
brokerage commission recapture(3)%	1.49	1.47	1.38	1.83
Net investment income after expense reimbursement and
brokerage commission recapture(3)(4)%	2.55	1.14	1.31	0.56
Portfolio turnover rate %	52	98	89	164

(1)     Commencement of operations.

(2)     Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of contract insurance charges. Total return for periods less than one year are not annualized.

(3)     The Investment Manager has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

(4)     Annualized for periods less than one year.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED)

NOTE 1 — ORGANIZATION

Organization. The ING Variable Products Trust is a business trust organized under the laws of the Commonwealth of Massachusetts on December 17, 1993 and registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. There are ten investment series which comprise the Trust. The names of the nine Portfolios in this report, which offer Class S shares are ING VP Convertible Portfolio (“Convertible Portfolio”), ING VP Real Estate Portfolio (“Real Estate Portfolio”),  ING VP LargeCap Growth Portfolio (“LargeCap Growth Portfolio”), ING VP MidCap Opportunities Portfolio (“MidCap Opportunities Portfolio”), ING VP SmallCap Opportunities Portfolio (“SmallCap Opportunities Portfolio”), ING VP Financial Services Portfolio (“Financial Services Portfolio”), ING VP MagnaCap Portfolio (“MagnaCap Portfolio”), ING VP High Yield Bond Portfolio (“High Yield Bond Portfolio”) and ING VP International Value Portfolio (“International Value Portfolio”).

The following is a brief description of each Portfolio’s investment objective:

•      Convertible Portfolio seeks maximum total return, consisting of capital appreciation and current income;

•      Real Estate Portfolio seeks total return;

•      LargeCap Growth Portfolio seeks long-term capital appreciation;

•      MidCap Opportunities Portfolio seeks long-term capital appreciation;

•      SmallCap Opportunities Portfolio seeks long-term capital appreciation;

•      Financial Services Portfolio seeks long-term capital appreciation;

•      MagnaCap Portfolio seeks growth of capital;

•      High Yield Bond Portfolio seeks to provide a high level of current income and total return; and

•      International Value Portfolio seeks capital appreciation.

Each Portfolio offers Class S shares. Real Estate Portfolio, MidCap Opportunities Portfolio, SmallCap Opportunities Portfolio, Financial Services Portfolio, MagnaCap Portfolio, High Yield Bond Portfolio and International Value Portfolio also offer Class I shares. LargeCap Growth Portfolio, MidCap Opportunities Portfolio, High Yield Bond Portfolio and International Value Portfolio offer Adviser Class shares. The classes differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolio and earn income and realized gains/losses from the portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Differences in per share dividend rates generally result from the differences in separate class expenses, including shareholder servicing fees.

ING Investments, LLC (“ING Investments” or the “Investment Manager”), an Arizona limited liability company, serves as the Investment Manager to the Portfolios. ING Investments has engaged ING Investment Management Co. (“ING IM”), a Connecticut corporation, to serve as the Sub-Adviser to each Portfolio, with the exception of Real Estate Portfolio and LargeCap Growth Portfolio. ING Clarion Real Estate Securities L.P. (“INGCRES”), a Delaware limited partnership, serves as Sub-Adviser to the Real Estate Portfolio. ING Investments, ING IM and INGCRES are indirect, wholly-owned subsidiaries of ING Groep N.V. (“ING Groep”). ING Groep is one of the largest financial services organizations in the world, and offers an array of banking, insurance and asset management services to both individuals and investors.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A.    Security Valuation. Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ are valued at the NASDAQ official closing prices. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities are valued at prices obtained from independent services or from one or more dealers making markets in the securities and may be adjusted based on the Portfolio’s Valuation Procedures. U.S. Government obligations are valued by using market quotations or independent pricing services that uses prices

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) are valued at their fair values as determined in good faith by or under the supervision of the Portfolio’s Board of Trustees (“Board”), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Portfolio calculates its net asset value may also be valued at their fair values as determined in good faith by or under the supervision of a Portfolio’s Board, in accordance with methods that are specifically authorized by the Board. If an event occurs after the time at which the market for foreign securities held by the Portfolio closes but before the time that the Portfolio’s NAV is calculated, such event may cause the closing price on the foreign exchange to not represent a readily available reliable market value quotation for such securities at the time the Portfolio determines its NAV. In such a case, the Portfolio will use the fair value of such securities as determined under the Portfolio’s valuation procedures. Events after the close of trading on a foreign market that could require the Portfolio to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis in the determination of a security’s fair value, the Board has authorized the use of one or more independent research services to assist with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its NAV. There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of securities, or that such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that the Portfolio could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, the Portfolio is not obligated to use the fair valuations suggested by any research service, and valuation recommendations provided by such research services may be overridden if other events have occurred or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes the Portfolio to determine that the closing prices for one or more securities do not represent readily available reliable market value quotations at the time the Portfolio determines its NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in the Portfolio’s NAV. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value.

B.    Security Transactions and Revenue Recognition. Security transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

C.    Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)   Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)   Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities’

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and the U.S. Government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. Government securities.

D.    Foreign Currency Transactions and Futures Contracts. Each portfolio may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. When entering into a currency forward contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. The Portfolios either enter into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and securities indices. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price. Upon entering into such a contract, a Portfolio is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, a Portfolio agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margins and are recorded as unrealized gains or losses by the Portfolios. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E.     Distributions to Shareholders. The Portfolios record distributions to their shareholders on ex-dividend date. Dividends from net investment income are declared and paid quarterly by each Portfolio, with the exception of High Yield Bond Portfolio, which declares daily and pays quarterly. Each Portfolio distributes capital gains, if any, annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from accounting principals generally accepted in the United States of America for investment companies.

F.     Federal Income Taxes. It is the policy of the Portfolios to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, no federal income tax provision is required. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expired.

G.    Use of Estimates. Management of the Portfolios has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with accounting principles generally accepted in the United States of America for investment companies. Actual results could differ from these estimates.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

H.    Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities acceptable to it generally have longer maturities. Each Portfolio will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreement, plus accrued interest, being invested by the Portfolio. The underlying collateral is valued daily on a mark to market basis to assure that the value, including accrued interest is at least equal to the repurchase price. There would be potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral, and it might incur disposition costs in liquidating the collateral.

I.      Securities Lending. Each Portfolio has the option to temporarily loan up to 30% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. The borrower is required to fully collateralize the loans with cash or U.S. Government securities. Generally, in the event of counterparty default, the Portfolio has the right to use collateral to offset losses incurred. There would be potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears the risk of loss with respect to the investment of collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.

J.     Illiquid and Restricted Securities. Each Portfolio may not invest more than 15% of its net assets in illiquid securities. Illiquid securities are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Portfolio to sell them promptly at an acceptable price. Restricted securities are those sold under Rule 144A of the Securities Act of 1933 (“1933 Act”) or are securities offered pursuant to Section 4(2) of the 1933 Act, and are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Certain restricted securities may be considered liquid pursuant to procedures adopted by the Board or may be deemed to be illiquid because they may not be readily marketable. Illiquid and restricted securities are valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined under procedures approved by the Board.

K.    Delayed Delivery Transactions. A Portfolio may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of these securities is identified in each Portfolio’s Portfolio of Investments. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios are required to segregate liquid assets sufficient to cover the purchase price.

L.     Organization Expenses and Offering Costs. Costs incurred with the organization of the Portfolios are expensed as incurred. Costs incurred with the offering of shares of the Portfolios are deferred and amortized over a twelve-month period on a straight-line basis starting at the commencement of operations.

NOTE 3 — INVESTMENT TRANSACTIONS

For the six months ended June 30, 2005, the cost of purchases and sales of securities, excluding short-term and U.S. Government securities, were as follows:

	Purchases	Sales
Convertible Portfolio	$4,414,402	$3,921,027
Real Estate Portfolio	22,981,790	11,239,699
LargeCap Growth Portfolio	762,365	843,495
MidCap Opportunities Portfolio	29,157,189	37,005,367
SmallCap Opportunities Portfolio	55,538,363	68,180,613
Financial Services Portfolio	10,175,122	4,884,114
MagnaCap Portfolio	18,344,703	20,314,409
High Yield Bond Portfolio	49,064,271	16,074,190
International Value Portfolio	171,032,321	137,233,029

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

The Portfolios entered into an Investment Management Agreement with ING Investments, LLC

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES (continued)

(the “Investment Manager”). The Investment Management Agreement compensates the Investment Manager with a fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio. The Investment Manager receives an investment advisory fee calculated at an annual rate of 0.80% on the first $100 million and 0.70% in excess of $100 million for the Real Estate Portfolio, 0.75% of average daily net assets from the Convertible, LargeCap Growth, MidCap Opportunities and MagnaCap Portfolios. For the SmallCap Opportunities Portfolio, the Investment Manager receives an investment advisory fee of 0.75% on the first $250 million, 0.70% on the next $250 million, 0.65% on the next $250 million, 0.60% on the next $250 million, and 0.55% in excess of $1 billion of average daily net assets. For the Financial Services Portfolio, the Investment Manager receives an investment advisory fee of 0.75% on the first $500 million and 0.70% in excess of $500 million. For the High Yield Bond Portfolio, the Investment Manager receives an investment advisory fee of 0.63% on the first $750 million,  0.60% on the next $250 million, and 0.55% in excess of $1 billion of the average daily net assets. The investment advisory fee for the International Value Portfolio is 1.00% of the average daily net assets from the International Value Portfolio.

The Investment Manager has engaged ING Investment Management Co. to serve as Sub-Adviser to all of the Portfolios with the exception of the Real Estate Portfolio and the LargeCap Growth Portfolio.

INGCRES serves as Sub-Adviser to the Real Estate Portfolio pursuant to a Sub-Advisory Agreement with ING Investments.

Wellington Management Company, LLP, (“Wellington”), a Massachusetts limited liability partnership, serves as Sub-Adviser to the LargeCap Growth Portfolio pursuant to a Sub-Advisory Agreement with ING Investments.

ING Funds Services, LLC (the “Administrator”), an indirect, wholly-owned subsidiary of ING Groep acts as administrator and provides certain administrative and shareholder services necessary for each Portfolio’s operations and is responsible for the supervision of other service providers. For its services, the Administrator is entitled to receive from each Portfolio a fee at an annual rate of 0.10% of the Portfolio’s average daily net assets.

In placing equity security transactions, the Investment Manager or Sub-Adviser is required to use its best efforts to choose a broker capable of providing brokerage services necessary to obtain the best execution for each transaction. Subject to this requirement, the Investment Manager or Sub-Adviser may allocate equity security transactions through certain designated broker-dealers. Some of these broker-dealers participate in commission recapture programs that have been established for the benefit of the Portfolios. Under these programs, the participating broker-dealers will return to the Portfolio a portion of the brokerage commissions (in the form of a credit to the Portfolio) paid to the broker-dealers to pay certain expenses of the Portfolio. These commission recapture payments benefit the Portfolios and not the Investment Manager or Sub-Adviser. Any amount credited to the Portfolio is reflected as brokerage commission recapture in the Statements of Operations.

NOTE 5 — SHAREHOLDER SERVICE FEES

Class S shares of each Portfolio are subject to a Shareholder Service Plan (the “Plan”). Under the Plan, each Portfolio pays the Administrator a fee calculated at an annual rate of 0.25% of average daily net assets attributable to its Class S shares. The Administrator is entitled to use the proceeds from the Plan to make payments to insurance companies, broker-dealers or other financial intermediaries for providing services to shareholders of Class S shares. During the six months ended June 30, 2005, the Administrator voluntarily waived 0.05% of the 0.25% fee for the MidCap Opportunities, SmallCap Opportunities, MagnaCap and International Value Portfolios.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

The Investment Manager may direct the Portfolio’s portfolio managers to use their best efforts (subject to obtaining best execution of each transaction) to allocate the Portfolio’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Portfolio. Any amount credited to the Portfolio is reflected as brokerage commission recapture in the Statements of Operations.

At June 30, 2005, the Portfolios had the following amounts recorded in payable to affiliates on the

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

accompanying Statements of Assets and Liabilities (see Notes 4 and 5):

	Accrued		Accrued
	Investment	Accrued	Shareholder
	Management	Administrative	Services
	Fees	Fees	Fees	Recoupment	Total
Convertible Portfolio	$5,459	$728	$1,820	$—	$8,007
Real Estate Portfolio	28,851	3,606	52	9,455	41,964
LargeCap Growth Portfolio	1,344	179	448	—	1,971
MidCap Opportunities Portfolio	74,523	9,936	7,103	—	91,562
SmallCap Opportunities Portfolio	115,605	15,414	17,795	—	148,814
Financial Services Portfolio	15,135	2,018	3,892	—	21,045
MagnaCap Portfolio	23,235	3,098	4,816	—	31,149
High Yield Bond Portfolio	34,862	4,648	8,260	—	47,770
International Value Portfolio	238,499	23,850	279	—	262,628

NOTE 6 (continued)

Each Portfolio has adopted a Retirement Policy covering all independent trustees of the Portfolio who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as defined in the plan agreement.

NOTE 7 — EXPENSE LIMITATIONS

The Investment Manager has entered into a written Expense Limitation Agreement with the Portfolios under which it will limit the expenses of each Portfolio, excluding interest, taxes, brokerage and extraordinary expenses to the levels listed below:

	Class I	Class S
Convertible Portfolio	N/A	1.10%
Real Estate Portfolio	1.05%	1.30%
LargeCap Growth Portfolio	N/A	1.10%
MidCap Opportunities Portfolio	0.90%	1.10%
SmallCap Opportunities Portfolio	0.90%	1.10%
Financial Services Portfolio	0.80%	1.05%
MagnaCap Portfolio	0.90%	1.10%
High Yield Bond Portfolio	0.80%	1.00%
International Value Portfolio	1.00%	1.20%

The Investment Manager may at a later date recoup from a Portfolio for management fees waived and other expenses assumed by the Investment Manager during the previous 36 months, but only if, after such reimbursement, the Portfolios expense ratio does not exceed the percentage described above. Waived and reimbursed fees and any recoupment by the Investment Manager of such waived and reimbursed fees are reflected on the accompanying Statements of Operations for each Portfolio.

As of June 30, 2005, the amounts of waived and reimbursed fees that are subject to possible recoupment by the Investment Manager, and the related expiration dates are as follows:

	June 30,
	2006	2007	2008	Total
Convertible Portfolio	$30,634	$27,616	$10,020	$68,270
Real Estate Portfolio	—	—	31,196	31,196
LargeCap Growth Portfolio	16,148	20,954	1,864	38,966
MidCap Opportunities Portfolio	29,375	43,483	18,530	91,388
SmallCap Opportunities Portfolio	325,738	211,273	58,503	595,514
Financial Services Portfolio	—	—	94,173	94,173
MagnaCap Portfolio	45,422	84,625	22,302	152,349
High Yield Bond Portfolio	74,954	57,939	31,889	164,782
International Value Portfolio	424,587	520,045	563,473	1,508,105

The Expense Limitation Agreement is contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of the termination of the Expense Limitation Agreement within 90 days of the end of the then current term.

NOTE 8 — LINE OF CREDIT

The Portfolios, in addition to certain other funds managed by the Investment Manager, have entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York for an aggregate amount of $125,000,000. The proceeds may be used to: (1) temporarily finance the purchase and sale of securities; (2) finance the redemption of shares of an investor in the Portfolios; and (3) enable the Portfolios to meet other emergency expenses as defined in the Credit Agreement. The Portfolios to which the line of credit is available pay a commitment fee equal to 0.09% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. As of June 30, 2005, the Portfolios did not have any loans outstanding. The following Portfolios utilized the line of credit during the six months ended June 30, 2005:

			Approximate
		Approximate	Weighted
		Average Daily	Average
		Balance	Interest Rate
	Days	for Days	for Days
Fund	Utilized	Utilized	Utilized
MidCap Oppurtunities Portfolio	3	$1,750,000	3.24%
MagnaCap Portfolio	1	500,000	3.49%
High Yield Bond Portfolio	14	845,000	2.89%

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARE TRANSACTIONS

Transactions in capital shares and dollars were as follows:

	Class S Shares
	Six Months	Year
	Ended	Ended
	June 30,	December 31,
	2005	2004
Convertible Portfolio (Number of Shares)
Shares sold	112,216	437,936
Dividends reinvested	4,757	33,575
Shares redeemed	(73,908)	(122,981)
Net increase in shares outstanding	43,065	348,530

Convertible Portfolio ($)
Shares sold	$1,282,147	$5,074,241
Dividends reinvested	53,083	391,413
Shares redeemed	(823,796)	(1,423,854)
Net increase	$511,434	$4,041,800

			Class S
	Class I Shares		Shares
	Six Months Ended June 30, 2005	May 3, 2004(1) to December 31, 2004	May 13, 2005(1) to June 30, 2005
Real Estate Portfolio (Number of Shares)
Shares sold	1,006,461	2,308,199	33,360
Dividends reinvested	9,067	53,085	—
Shares redeemed	(224,082)	(58,715)	(280)
Net increase in shares outstanding	791,446	2,302,569	33,080

Real Estate Portfolio ($)
Shares sold	$13,044,996	$27,667,798	$462,277
Dividends reinvested	113,154	704,096	—
Shares redeemed	(2,966,618)	(672,938)	(3,896)
Net increase	$10,191,532	$27,698,956	$458,381

	Class S Shares
	Six Months	Year
	Ended	Ended
	June 30,	December 31,
	2005	2004
LargeCap Growth Portfolio (Number of Shares)
Shares sold	1,178	1,941
Dividends reinvested	—	6,638
Shares redeemed	(13,039)	(35,340)
Net decrease in shares outstanding	(11,861)	(26,761)

LargeCap Growth Portfolio ($)
Shares sold	$9,935	$16,989
Dividends reinvested	—	59,804
Shares redeemed	(112,909)	(308,803)
Net decrease	$(102,974)	$(232,010)

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARE TRANSACTIONS (continued)

	Class I Shares		Class S Shares
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2005	2004	2005	2004
MidCap Opportunities Portfolio (Number of Shares)
Shares sold	1,296,598	1,088,096	400,401	1,704,402
Share issued in merger	—	11,244,061	—	4,932,654
Shares redeemed	(2,381,445)	(2,281,004)	(409,969)	(1,495,266)
Net increase (decrease) in shares outstanding	(1,084,847)	10,051,153	(9,568)	5,141,790

MidCap Opportunities Portfolio ($)
Shares sold	$8,705,307	$6,850,158	$2,668,638	$10,508,005
Share issued in merger	—	72,407,765	—	31,506,660
Shares redeemed	(15,970,257)	(14,124,746)	(2,718,577)	(9,203,766)
Net increase (decrease)	$(7,264,950)	$65,133,177	$(49,939)	$32,810,899

	Class I Shares		Class S Shares
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2005	2004	2005	2004
SmallCap Opportunities Portfolio (Number of Shares)
Shares sold	627,310	998,412	449,248	1,435,022
Shares redeemed	(1,049,257)	(1,861,892)	(417,376)	(1,138,958)
Net increase (decrease) in shares outstanding	(421,947)	(863,480)	31,872	296,064

SmallCap Opportunities Portfolio ($)
Shares sold	$9,331,645	$14,970,291	$6,955,815	$21,104,775
Shares redeemed	(15,917,630)	(27,406,839)	(6,485,350)	(16,466,522)
Net increase (decrease)	$(6,585,985)	$(12,436,548)	$470,465	$4,638,253

	Class I Shares		Class S Shares
	Six Months Ended June 30, 2005	May 3, 2004(1) to December 31, 2004	Six Months Ended June 30, 2005	May 3, 2004(1) to December 31, 2004
Financial Services Portfolio (Number of Shares)
Shares sold	34,348	618,809	690,026	2,165,119
Dividends reinvested	330	253	12,823	16,463
Shares redeemed	(9,308)	(122,350)	(194,187)	(896,065)
Net increase in shares outstanding	25,370	496,712	508,662	1,285,517

Financial Services Portfolio ($)
Shares sold	$362,446	$6,435,435	$7,332,698	$21,991,950
Dividends reinvested	3,367	2,736	130,664	177,582
Shares redeemed	(98,327)	(1,233,285)	(2,076,006)	(9,092,646)
Net increase	$267,486	$5,204,886	$5,387,356	$13,076,886

	Class I Shares		Class S Shares
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2005	2004	2005	2004
MagnaCap Portfolio (Number of Shares)
Shares sold	442,920	282,223	127,035	610,902
Dividends reinvested	2,645	14,035	7,650	46,461
Shares redeemed	(472,402)	(216,576)	(354,321)	(650,298)
Net increase (decrease) in shares outstanding	(26,837)	79,682	(219,636)	7,065

MagnaCap Portfolio ($)
Shares sold	$4,183,889	$2,518,638	$1,217,135	$5,479,184
Dividends reinvested	24,839	126,263	72,217	420,279
Shares redeemed	(4,452,123)	(1,931,652)	(3,303,391)	(5,812,810)
Net increase (decrease)	$(243,395)	$713,249	$(2,014,039)	$86,653

(1) Commencement of operations.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARE TRANSACTIONS (continued)

			Class S
	Class I Shares		Shares
	Six Months Ended June 30, 2005	Year Ended December 31, 2004	April 29, 2005(1) to June 30, 2005
High Yield Bond Portfolio (Number of Shares)
Shares sold	2,459,468	4,607,955	13,972,676
Dividends reinvested	183,572	329,134	—
Shares redeemed	(4,167,543)	(5,483,824)	(63,086)
Net increase (decrease) in shares outstanding	(1,524,503)	(546,735)	13,909,590

High Yield Bond Portfolio ($)
Shares sold	$7,444,892	$14,185,761	$41,691,855
Dividends reinvested	565,277	1,006,494	—
Shares redeemed	(12,852,588)	(16,879,820)	(190,465)
Net increase (decrease)	$(4,842,419)	$(1,687,565)	$41,501,390

	Class I Shares		Class S Shares
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2005	2004	2005	2004
International Value Portfolio (Number of Shares)
Shares sold	4,838,932	13,585,671	86,995	84,315
Dividends reinvested	1,867,210	288,658	9,308	715
Shares redeemed	(1,537,817)	(8,046,088)	(33,980)	(38,116)
Net increase in shares outstanding	5,168,325	5,828,241	62,323	46,914

International Value Portfolio ($)
Shares sold	$57,790,920	$153,218,221	$1,045,683	$979,292
Dividends reinvested	21,622,297	3,298,798	109,368	8,322
Shares redeemed	(18,266,619)	(90,256,715)	(416,750)	(450,951)
Net increase	$61,146,598	$66,260,304	$738,301	$536,663

(1) Commencement of operations.

NOTE 10 — SECURITIES LENDING

Under an agreement with The Bank of New York (“BNY”), the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. Government securities. The collateral must be in an amount equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the “Agreement”). The securities purchased with cash collateral received are reflected in the Portfolio of Investments. Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising their right to dispose of the collateral. The Portfolios bear the risk of loss with respect to the investment of collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio. At June 30, 2005, the Portfolios had securities on loan with the following market values:

	Value of
	Securities	Value of
	Loaned	Collateral
MidCap Opportunities Portfolio	$26,962,024	$27,860,970
SmallCap Opportunities Portfolio	47,970,298	49,247,786
International Value Portfolio	10,747,029	11,213,000

NOTE 11 — CONCENTRATION OF INVESTMENT RISKS

Non-Diversified. The Real Estate Portfolio is classified as a non-diversified investment company under the Investment Company Act, which means that the Portfolio is not limited in the proportion of its assets in a single issuer. The investment of a large percentage of a Portfolio’s assets in the securities of a small number of issuers may cause the Portfolio’s share price to fluctuate more than that of a diversified investment company.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 12 — CREDIT RISK AND DEFAULTED SECURITIES

Although each Portfolio has a diversified portfolio, High Yield Bond Portfolio invests substantially in lower rated and comparable quality unrated high yield securities. Investments in high yield securities are accompanied by a greater degree of credit risk and such lower rated securities tend to be more sensitive to economic conditions than higher rated securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer. At June 30, 2005, the High Yield Bond Portfolio held one security in default, Adelphia Business Solutions. It is each Portfolio’s accounting practice to discontinue accrual of income and provide an estimate for probable losses due to unpaid interest income on defaulted securities for the current reporting period.

NOTE 13 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of available earnings and profits, current and accumulated, for tax purposes are reported as distributions of paid-in capital.

The tax composition of dividends and distributions to shareholders was as follows:

	Six Months
	Ended		Year Ended
	June 30, 2005		December 31, 2004
		Long-Term
	Ordinary	Capital	Ordinary	Capital	Return
	Income	Gains	Income	Gains	of Capital
Convertible Portfolio	$47,086	$5,997	$333,914	$63,642	$—
Real Estate Portfolio	113,154	—	488,034	88,219	127,843
LargeCap Growth Portfolio	—	—	74,832	—	—
Financial Services Portfolio	40,250	137,263	244,564	—	—
MagnaCap Portfolio	97,056	—	550,902	—	—
High Yield Bond Portfolio	813,286	—	1,028,396	—	—
International Value Portfolio	3,848,474	17,882,692	3,307,120	—	—

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2004 were as follows:

	Undistributed	Undistributed	Unrealized	Post October	Capital
	Ordinary	Long-term	Appreciation	Losses	Loss	Expiration
	Income	Capital Gain	(Depreciation)	Deferred	Carryforwards	Dates
Convertible Portfolio	$—	$4,869	$628,753	$—	$—
LargeCap Growth Portfolio	—	—	346,718	(5,012)	$(83,738)	2010
MidCap Opportunities Portfolio	—	—	28,363,845	—	$(59,328,353)	2008
					(26,720,122)	2009
					(1,322,140)	2010
					$(87,370,615)

SmallCap Opportunities Portfolio	—	—	57,394,917	—	$(34,641,414)	2009
					(48,484,885)	2010
					(440,045)	2011
					$(83,566,344)

Financial Services Portfolio	136,047	—	1,284,593	—	$—
MagnaCap Portfolio	—	—	7,564,340	—	$(804,230)	2010
					(1,172,526)	2011
					$(1,976,756)

International Value Portfolio	8,498,189	12,308,106	32,107,086	(58,950)	$—

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 14 — ILLIQUID SECURITIES

Pursuant to guidelines adopted by the Portfolio’s Board, the following securities held in the High Yield Bond Portfolio have been deemed to be illiquid. The Portfolio currently limits investment in illiquid securities to 15% of the Portfolio’s net assets, at market value, at time of purchase. Fair value for these securities was determined by ING Funds Valuation Committee appointed by the Portfolio’s Board of Directors/Trustees.

		Initial			Percent
		Acquisition			of Net
Security	Shares	Date	Cost	Value	Assets
Adelphia Business Solutions	908	7/20/00	$ —	$ —	0.0%
Dayton Superior Corp.	150	8/07/00	2,792	2	0.0%
Jordan Telecommunications	150	1/31/00	—	3,636	0.0%

NOTE 15 — REORGANIZATION

On April 17, 2004, MidCap Opportunities Portfolio as listed below (“Acquiring Portfolio”), acquired the assets and certain liabilities of the ING VP Growth + Value Portfolio and the ING VP Growth Opportunities Portfolio, also listed below (“Acquired Portfolios”), in a tax-free reorganization in exchange for shares of the Acquiring Portfolio, pursuant to a plan of reorganization approved by the Acquired Portfolio’s shareholders. The number and value of shares issued by the Acquiring Portfolio are presented in Note 9 — Capital Shares. Net assets and unrealized appreciation as of the reorganization dates were as follows:

				Acquired Portfolios
Acquiring	Acquired	Total Net Assets of	Total Net Assets of	Unrealized	Conversion
Portfolio	Portfolios	Acquired Portfolios (000)	Acquiring Portfolio (000)	Appreciation (000)	Ratio

MidCap Opportunities Portfolio	ING VP Growth + Value Portfolio	$64,114	$23,820	$11,656	2.19
MidCap Opportunities Portfolio	ING VP Growth Opportunities Portfolio	39,800	23,820	6,663	0.81

The net assets of the MidCap Opportunities Portfolio after the acquisition were approximately $127,734,000.

NOTE 16 — INFORMATION REGARDING TRADING OF ING’S U.S. MUTUAL FUNDS

ING Investments, LLC (“Investments”), the adviser to the ING Funds, has reported to the Boards of Directors/Trustees (the “Board”) of the ING Funds that, like many U.S. financial services companies, Investments and certain of its U.S. affiliates have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. Investments has advised the Board that it and its affiliates have cooperated fully with each request.

In addition to responding to regulatory and governmental requests, Investments reported that management of U.S. affiliates of ING Groep N.V., including Investments (collectively, “ING”), on their own initiative, have conducted, through independent special counsel and a national accounting firm, an extensive internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. ING’s internal review related to mutual fund trading is now substantially completed. ING has reported that, of the millions of customer relationships that ING maintains, the internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within ING’s variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred, despite measures taken by ING intended to combat market timing. ING further reported that each of these arrangements has been terminated and fully disclosed to regulators. The results of the internal review were also reported to the independent members of the Board.

Investments has advised the Board that most of the identified arrangements were initiated prior to ING’s acquisition of the businesses in question in the U.S. Investments further reported that the companies in question did not receive special benefits in return for any of these arrangements, which have all been terminated.

Based on the internal review, Investments has advised the Board that the identified arrangements do not represent a systemic problem in any of the companies that were involved.

More specifically, Investments reported to the Board that, at this time, these instances include the following:

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 16 — INFORMATION REGARDING TRADING OF ING’S U.S. MUTUAL FUNDS (continued)

•      ING has identified three arrangements, dating from 1995, 1996 and 1998, under which the administrator to the then-Pilgrim Funds, which subsequently became part of the ING Funds, entered formal and informal arrangements that permitted frequent trading. ING Funds Distributor, LLC (“IFD”) has received a notice from the staff of the NASD informing IFD that it has made a preliminary determination to recommend that disciplinary action be brought against IFD and one of its registered persons for violations of the NASD Conduct Rules and certain provisions of the federal securities laws in connection with these arrangements.

•      Aeltus Investment Management, Inc. (a predecessor entity to ING Investment Management Co.) has identified two investment professionals who engaged in extensive frequent trading in certain ING Funds. One was subsequently terminated for cause and incurred substantial financial penalties in connection with this conduct and the second has been disciplined.

•      ReliaStar Life Insurance Company (“ReliaStar”) entered into agreements seven years ago permitting the owner of policies issued by the insurer to engage in frequent trading and to submit orders until 4pm Central Time. In 2001 ReliaStar also entered into a selling agreement with a broker-dealer that engaged in frequent trading. Employees of ING affiliates were terminated and/or disciplined in connection with these matters.

•      In 1998, Golden American Life Insurance Company entered into arrangements permitting a broker-dealer to frequently trade up to certain specific limits in a fund available in an ING variable annuity product. No employee responsible for this arrangement remains at the company.

For additional information regarding these matters, you may consult the Form 8-K for each of four life insurance companies, ING USA Annuity and Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, and ReliaStar Life Insurance Company of New York, each filed with the Securities and Exchange Commission (the “SEC”) on September 9, 2004. These Forms 8-K can be accessed through the SEC’s Web site at http://www.sec.gov. Despite the extensive internal review conducted through independent special counsel and a national accounting firm, there can be no assurance that the instances of inappropriate trading reported to the Board are the only instances of such trading respecting the ING Funds. Investments reported to the Board that ING is committed to conducting its business with the highest standards of ethical conduct with zero tolerance for noncompliance.

Accordingly, Investments advised the Board that ING management was disappointed that its voluntary internal review identified these situations. Viewed in the context of the breadth and magnitude of its U.S. business as a whole, ING management does not believe that ING’s acquired companies had systemic ethical or compliance issues in these areas. Nonetheless, Investments reported that given ING’s refusal to tolerate any lapses, it has taken the steps noted below, and will continue to seek opportunities to further strengthen the internal controls of its affiliates.

•      ING has agreed with the ING Funds to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the Securities and Exchange Commission. Investments reported to the Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or its U.S. business.

•      ING updated its Code of Conduct for employees reinforcing its employees’ obligation to conduct personal trading activity consistent with the law, disclosed limits, and other requirements.

•      The ING Funds, upon a recommendation from ING, updated their respective Codes of Ethics applicable to investment professionals with ING entities and certain other fund personnel, requiring such personnel to pre-clear any purchases or sales of ING Funds that are not systematic in nature (i.e., dividend reinvestment), and imposing minimum holding periods for shares of ING Funds.

•      ING instituted excessive trading policies for all customers in its variable insurance and retirement products and for shareholders of the ING Funds sold to the public through financial intermediaries. ING does not make exceptions to these policies.

•      ING reorganized and expanded its U.S. Compliance Department, and created an Enterprise Compliance team to enhance controls and consistency in regulatory compliance.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 17 — SUBSEQUENT EVENTS

On July 21, 2005, the Board approved a proposal to reorganize the MagnaCap Portfolio into ING VP Value Opportunity Portfolio. The proposed reorganization is subject to approval by shareholders of MagnaCap Portfolio. If shareholder approval is obtained, it is expected that the reorganization would take place during the fourth calendar quarter of 2005.

Dividends: Subsequent to June 30, 2005, the following Portfolios declared dividends and distributions of:

	PER SHARE
	AMOUNTS
	Net Investment	Payable	Record
	Income	Date	Date
Convertible Portfolio
Class S	$0.0788	July 6, 2005	June 30, 2005

Real Estate Portfolio
Class I	$0.1056	July 6, 2005	June 30, 2005
Class S	$0.1043	July 6, 2005	June 30, 2005

Financial Services Portfolio
Class I	$0.0332	July 6, 2005	June 30, 2005
Class S	$0.0272	July 6, 2005	June 30, 2005

MagnaCap Portfolio
Class I	$0.0399	July 6, 2005	June 30, 2005
Class S	$0.0339	July 6, 2005	June 30, 2005

High Yield Portfolio
Class I	$0.0156	October 1, 2005	Daily
Class S	$0.0146	October 1, 2005	Daily

International Value Portfolio
Class I	$0.1124	July 6, 2005	June 30, 2005
Class S	$0.1064	July 6, 2005	June 30, 2005

PORTFOLIOS OF INVESTMENTS
ING VP CONVERTIBLE PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED)

Investment Types*

as of June 30, 2005

(as a percent of net assets)

* Excludes other assets and liabilities of 0.6% of net assets.

Portfolio holdings are subject to change daily.

Shares			Value
COMMON STOCK: 4.9%
		Food: 0.4%
861	@	Dean Foods Co.	$30,342
172	@	TreeHouse Foods, Inc.	4,909
			35,251
		Healthcare-Services: 0.9%
1,140	@	WellPoint, Inc.	79,390
			79,390
		Investment Companies: 1.6%
1,200		SPDR Trust Series 1	143,016
			143,016
		Miscellaneous Manufacturing: 0.4%
900		General Electric Co.	31,185
			31,185
		Retail: 0.2%
400		Wal-Mart Stores, Inc.	19,280
			19,280
		Software: 0.7%
3,100	@	Open Solutions, Inc.	62,961
			62,961
		Telecommunications: 0.7%
2,000		QUALCOMM, Inc.	66,020
			66,020
		Total Common Stock
		(Cost $355,876)	437,103
PREFERRED STOCK: 25.8%
		Advertising: 0.5%
1,000	@	Interpublic Group of Cos., Inc.	$44,900
			44,900
		Auto Manufacturers: 0.6%
2,300	@	General Motors Corp.	55,936
			55,936
		Chemicals: 0.8%
1,500	@	Huntsman Corp.	69,150
			69,150
		Electric: 1.8%
1,500	@, C	Calpine Capital Trust III	75,094
80	#, C	NRG Energy, Inc.	87,870
			162,964
		Electrical Components and Equipment: 1.4%
1,500	@, C	General Cable Corp.	123,188
			123,188
		Environmental Control: 1.0%
350	@	Allied Waste Industries, Inc.	87,369
			87,369
		Food: 1.0%
4,000		Albertson’s, Inc.	89,480
			89,480
		Gas: 1.7%
500	@, #, C	SEMCO Energy, Inc.	97,688
1,000	@	Southern Union Co.	50,690
			148,378
		Insurance: 6.5%
50	@@, #	Fortis Insurance	54,938
2,250		Hartford Financial Services Group, Inc.	155,700
2,000	@	Metlife Inc.	52,440
3,300		Reinsurance Group of America	198,824
5,200	@, C	Travelers Property Casualty Corp.	116,376
			578,278
		Media: 0.6%
1,100	@, C	Comcast Corp.	50,394
			50,394
		Mining: 1.1%
100		Freeport-McMoRan Copper & Gold, Inc.	92,588
			92,588
		Oil and Gas: 2.6%
2,000	#	Chesapeake Energy Corp.	228,749
			228,749
		Packaging and Containers: 2.4%
5,300	@, C	Owens-Illinois, Inc.	214,755
			214,755
		Real Estate Investment Trusts: 0.8%
3,000		FelCor Lodging Trust, Inc.	73,290
			73,290

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING VP CONVERTIBLE PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value
		Savings and Loans: 0.8%
1,600		Sovereign Capital Trust	$70,800
			70,800
		Sovereign: 1.1%
1	C	Fannie Mae	97,105
			97,105
		Telecommunications: 1.1%
100	@, C	Lucent Technologies Capital Trust I	97,325
			97,325
		Total Preferred Stock
		(Cost $2,216,438)	2,284,649

Principal Amount
CONVERTIBLE CORPORATE BONDS: 60.7%
		Advertising: 1.4%
$120,000		Lamar Advertising Co., 2.875%, due 12/31/10	123,600
			123,600
		Aerospace/Defense: 1.2%
129,000	C	Spacehab, Inc., 8.000%, due 10/15/07	108,521
			108,521
		Airlines: 0.2%
50,000	C	Northwest Airlines Corp., 7.625%, due 11/15/23	19,813
			19,813
		Auto Parts and Equipment: 0.9%
170,000	C	Lear Corp., 4.860%, due 02/20/22	77,138
			77,138
		Biotechnology: 2.4%
215,000	C	Millennium Pharmaceuticals, Inc., 5.500%, due 01/15/07	213,388
			213,388
		Chemicals: 0.4%
40,000		Hercules, Inc., 6.500%, due 06/30/29	31,400
			31,400
		Commercial Services: 1.2%
100,000	#, C	Euronet Worldwide, Inc., 1.625%, due 12/15/24	107,625
			107,625
		Computers: 1.1%
100,000	C	Electronics for Imaging, 1.500%, due 06/01/23	98,875
			98,875
		Diversified Financial Services: 4.1%
50,000	@@, #	AngloGold Holdings PLC, 2.375%, due 02/27/09	46,875
$200,000	C	E*Trade Financial Corp., 6.000%, due 02/01/07	$202,249
125,000	C	Lehman Brothers Holdings, Inc., 1.000%, due 09/16/10	112,969
			362,093
		Electric: 1.0%
75,000	C	Centerpoint Energy, Inc., 3.750%, due 05/15/23	90,281
			90,281
		Electrical Components and Equipment: 1.6%
140,000	C	Advanced Energy Industries, Inc., 5.250%, due 11/15/06	137,550
			137,550
		Electronics: 2.8%
60,000	@@	Flextronics Intl. Ltd., 1.000%, due 08/01/10	62,625
125,000	C	Flir Systems, Inc., 3.000%, due 06/01/23	186,563
			249,188
		Entertainment: 1.0%
134,000	C	International Game Technology, 1.550%, due 01/29/33	87,603
			87,603
		Healthcare-Products: 1.1%
100,000	C	Advanced Medical Optics, Inc., 2.500%, due 07/15/24	100,875
			100,875
		Insurance: 1.0%
80,000	C	PMA Capital Corp., 6.500%, due 09/30/22	84,700
			84,700
		Internet: 1.2%
50,000	C	Digital River, Inc., 1.250%, due 01/01/24	49,688
50,000		Openwave Systems, Inc., 2.750%, due 09/09/08	53,562
			103,250
		Leisure Time: 3.0%
100,000	@@, C	Carnival Corp., 1.132%, due 04/29/33	81,250
100,000	#, C	Navigant Intl., Inc., 4.875%, due 11/01/23	106,999
100,000	@@, C	Royal Caribbean Cruises Ltd., 1.730%, due 05/18/21	76,125
			264,374
		Lodging: 0.3%
20,000	C	Starwood Hotels & Resorts Worldwide, Inc., 3.500%, due 05/16/23	24,075
			24,075

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING VP CONVERTIBLE PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Media: 4.1%
$105,000		Citadel Broadcasting Corp., 1.875%, due 02/15/11	$81,506
100,000	C	EchoStar Communications Corp., 5.750%, due 05/15/08	99,749
100,000	C	Liberty Media Corp., 3.500%, due 01/15/31	89,000
100,000	@@	ZEE Telefilms Ltd., 0.500%, due 04/29/09	96,157
			366,412
		Mining: 0.6%
45,000	@@, C	Inco Ltd., 1.000%, due 03/14/23	56,813
			56,813
		Miscellaneous Manufacturing: 2.0%
140,000	@@, #, C	Tyco Intl. Group SA, 2.750%, due 01/15/18	181,300
			181,300
		Oil and Gas: 1.8%
100,000	C	Devon Energy Corp., 4.900%, due 08/15/08	112,875
35,000	C	Nabors Industries, Inc., 2.530%, due 02/05/21	23,713
25,000	@@, C	Transocean, Inc., 1.500%, due 05/15/21	25,281
			161,869
		Oil and Gas Services: 1.8%
100,000	C	Cooper Cameron Corp., 1.500%, due 05/15/24	110,500
40,000	@@, C	Schlumberger Ltd., 2.125%, due 06/01/23	45,100
			155,600
		Packaging and Containers: 0.4%
40,000	#, C	Sealed Air Corp., 3.000%, due 06/30/33	39,750
			39,750
		Pharmaceuticals: 9.0%
125,000	#, C	Abgenix, Inc., 1.750%, due 12/15/11	111,875
125,000		Amylin Pharmaceuticals, Inc., 2.250%, due 06/30/08	119,844
125,000		Cephalon, Inc., 2.000%, due 06/01/15	125,781
80,000	C	Dov Pharmaceutical, Inc., 2.500%, due 01/15/25	79,500
80,000	#, C	Isolagen, Inc., 3.500%, due 11/01/24	66,100
150,000	#, C	Nabi Biopharmaceuticals, 2.875%, due 04/15/25	190,687
125,000	C	NPS Pharmaceuticals, Inc., 3.000%, due 06/15/08	106,406
			800,193
		Real Estate Investment Trusts: 2.3%
100,000	C	Reckson Operating Partnership LP, 4.000%, due 06/15/25	99,250
100,000	C	Vornado Realty LP, 3.875%, due 04/15/25	103,000
			202,250
		Retail: 1.6%
$100,000	C	Costco Wholesale Corp., 0.000%, due 08/19/17	$102,375
40,000		Rite Aid Corp., 4.750%, due 12/01/06	39,600
			141,975
		Savings and Loans: 1.2%
130,000	#, C	Ocwen Financial Corp., 3.250%, due 08/01/24	106,438
			106,438
		Semiconductors: 3.5%
200,000	C	Atmel Corp., 4.900%, due 05/23/21	93,500
100,000	C	Cypress Semiconductor Corp., 1.250%, due 06/15/08	106,250
150,000	C	Pixelworks, Inc., 1.750%, due 05/15/24	111,749
			311,499
		Software: 2.5%
130,000	C	BEA Systems, Inc., 4.000%, due 12/15/06	128,213
188,000	#, +, C	Open Solutions, Inc., 1.467%, due 02/02/35	95,410
			223,623
		Telecommunications: 1.3%
95,000	C	Primus Telecommunications GP, 5.750%, due 02/15/07	28,975
90,000	C	RF Micro Devices, Inc., 1.500%, due 07/01/10	84,150
			113,125
		Transportation: 2.7%
130,000	@@, #, C	OMI Corp., 2.875%, due 12/01/24	121,713
75,000	C	Yellow Roadway Corp., 5.000%, due 08/08/23	120,656
			242,369
		Total Convertible Corporate Bonds (Cost $5,560,763)	5,387,565
CORPORATE BONDS/NOTES: 2.0%
		Diversified Financial Services: 1.8%
50,000	+, C	American Express Co., 1.850%, due 12/01/33	50,875
100,000	@@, C	First Pacific Finance Ltd., 0.000%, due 01/18/10	106,149
			157,024
		Engineering and Construction: 0.2%
20,000	@@	ABB Intl. Finance Ltd., 4.625%, due 05/16/07	20,450
			20,450
		Total Corporate Bonds/Notes (Cost $176,522)	177,474
		Total Long-Term Investments (Cost $8,211,132)	8,286,791

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING VP CONVERTIBLE PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Principal Amount			Value
SHORT-TERM INVESTMENTS: 6.0%
	Repurchase Agreement: 6.0%
$534,000	Morgan Stanley Repurchase Agreement dated 06/30/05, 3.350%, due 07/01/05, $534,050 to be received upon repurchase (Collateralized by $1,730,000 Federal National Mortgage Association, 3.780% Market value plus accrued interest $544,725, due 05/15/03)		$534,000
	Total Short-Term Investments (Cost $534,000)		534,000
	Total Investments In Securities (Cost $8,745,132)*	99.4%	$8,820,791
	Other Assets and Liabilities-Net	0.6	49,525
	Net Assets	100.0%	$8,870,316

@	Non-income producing security
@@	Foreign issuer
C	Bond may be called prior to maturity date.
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

*	Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$414,685
	Gross Unrealized Depreciation	(339,026)
	Net Unrealized Appreciation	$75,659

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING VP REAL ESTATE PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED)

Industry Allocation*

as of June 30, 2005

(as a percent of net assets)

* Excludes other assets and liabilities of 0.9% of net assets.

Portfolio holdings are subject to change daily.

Shares			Value
REAL ESTATE INVESTMENT TRUSTS: 93.7%
	Apartments: 15.9%
28,990	Archstone-Smith Trust		$1,119,594
21,710	AvalonBay Communities, Inc.		1,754,168
5,400	BRE Properties		225,990
25,780	Camden Property Trust		1,385,675
32,900	Equity Residential		1,211,378
12,900	Post Properties, Inc.		465,819
37,720	United Dominion Realty Trust, Inc.		907,166
			7,069,790
	Diversified: 9.2%
11,200	American Campus Communities, Inc.		254,016
25,580	Liberty Property Trust		1,133,450
34,400	Reckson Associates Realty Corp.		1,154,120
19,200	Vornado Realty Trust		1,543,680
			4,085,266
	Hotels: 5.1%
89,080	Host Marriott Corp.		1,558,900
13,770	LaSalle Hotel Properties		451,794
13,900	Strategic Hotel Capital, Inc.		250,200
			2,260,894
	Office Property: 23.1%
24,980	Arden Realty, Inc.		898,780
8,600	BioMed Realty Trust, Inc.		205,110
31,720	Boston Properties, Inc.		2,220,400
12,300	Carramerica Realty Corp.		445,014
23,150	Corporate Office Properties Trust SBI MD		681,768
51,400	Equity Office Properties Trust		1,701,340
33,750	Maguire Properties, Inc.		956,475
24,000	SL Green Realty Corp.		$1,548,000
77,810	Trizec Properties, Inc.		1,600,552
			10,257,439
	Regional Malls: 18.2%
10,780	CBL & Associates Properties, Inc.		464,295
43,300	General Growth Properties, Inc.		1,779,197
14,780	Macerich Co.		990,999
23,190	Mills Corp.		1,409,720
44,660	Simon Property Group, Inc.		3,237,403
6,600	Taubman Centers, Inc.		224,994
			8,106,608
	Shopping Centers: 10.1%
21,980	Acadia Realty Trust		409,927
29,490	Developers Diversified Realty Corp.		1,355,360
11,500	Federal Realty Investors Trust		678,500
13,300	Pan Pacific Retail Properties, Inc.		882,854
20,760	Regency Centers Corp.		1,187,472
			4,514,113
	Storage: 5.1%
15,500	Extra Space Storage, Inc.		222,115
32,600	Public Storage, Inc.		2,061,950
			2,284,065
	Warehouse: 7.0%
27,700	AMB Property Corp.		1,203,011
48,060	ProLogis		1,933,934
			3,136,945
	Total Real Estate Investment Trusts (Cost $37,147,294)		41,715,120
COMMON STOCK: 5.4%
	Lodging: 5.4%
27,000	Hilton Hotels Corp.		643,950
30,360	Starwood Hotels & Resorts Worldwide, Inc.		1,778,185
	Total Common Stock (Cost $2,172,429)		2,422,135
	Total Investments In Securities (Cost $39,319,723)*	99.1%	$44,137,255
	Other Assets and Liabilities-Net	0.9	381,294
	Net Assets	100.0%	$44,518,549

REIT	Real Estate Investment Trust
*	Cost for federal income tax purposes is $39,216,585. Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$4,920,670
	Gross Unrealized Depreciation	—
	Net Unrealized Appreciation	$4,920,670

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING VP LARGECAP GROWTH PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED)

Industry Allocation

as of June 30, 2005

(as a percent of net assets)

Portfolio holdings are subject to change daily.

Shares			Value
COMMON STOCK: 100.0%
		Advertising: 0.9%
380		Omnicom Group, Inc.	$19,019
			19,019
		Aerospace/Defense: 4.2%
3,520		Boeing Co.	67,267
370		General Dynamics Corp.	23,821
			91,088
		Biotechnology: 1.9%
860	@	Genzyme Corp.	41,125
			41,125
		Commercial Services: 4.2%
200	@	Apollo Group, Inc.	59,100
1,080		Moody’s Corp.	32,778
			91,878
		Computers: 2.6%
300	@	Dell, Inc.	32,862
380	@,@@	Research In Motion Ltd.	22,652
			55,514
		Cosmetics/Personal Care: 1.5%
430		Procter & Gamble Co.	31,713
			31,713
		Distribution/Wholesale: 1.0%
750		CDW Corp.	22,463
			22,463
		Diversified Financial Services: 8.7%
3,112		Capital One Financial Corp.	$120,153
290		Chicago Mercantile Exchange Holdings, Inc.	20,518
670		Countrywide Financial Corp.	22,117
570		Legg Mason, Inc.	25,627
			188,415
		Healthcare-Products: 2.6%
850		Medtronic, Inc.	55,369
			55,369
		Healthcare-Services: 8.3%
560		Aetna, Inc.	44,806
1,820	@	Coventry Health Care, Inc.	103,029
540	@	WellPoint, Inc.	31,628
			179,463
		Home Builders: 1.7%
460		Lennar Corp.-Class A	36,736
			36,736
		Insurance: 1.4%
750		Progressive Corp.	30,743
			30,743
		Internet: 12.2%
2,420	@	eBay, Inc.	83,853
1,640	@	Google, Inc.	84,936
2,820	@	Yahoo!, Inc.	94,920
			263,709
		Lodging: 4.8%
3,010		Starwood Hotels & Resorts Worldwide, Inc.	104,297
			104,297
		Media: 5.3%
2,385	@	Comcast Corp.	94,231
280	@	XM Satellite Radio Holdings, Inc.	19,499
			113,730
		Miscellaneous Manufacturing: 4.7%
720		Danaher Corp.	27,972
250		General Electric Co.	73,538
			101,510
		Oil and Gas: 4.5%
530	@@	Petro-Canada	43,895
1,110	@@	Petroleo Brasileiro SA-Petrobras ADR	54,401
			98,296
		Oil and Gas Services: 2.3%
2,025		Halliburton Co.	50,301
			50,301
		Pharmaceuticals: 12.6%
890		Abbott Laboratories	58,739
380	@@	AstraZeneca PLC ADR	26,106
630	@	Forest Laboratories, Inc.	27,714
200	@	Gilead Sciences, Inc.	20,822
1,175	@@	Sanofi-Aventis ADR	91,908
2,520		Schering-Plough Corp.	48,031
			273,320

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING VP LARGECAP GROWTH PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares				Value
		Retail: 3.4%
540		Abercrombie & Fitch Co.		$30,829
820		PETsMART, Inc.		43,255
				74,084
		Savings and Loans: 1.3%
450		Golden West Financial Corp.		28,553
				28,553
		Software: 3.1%
330	@	Electronic Arts, Inc.		19,830
430		Microsoft Corp.		22,416
250	@	Pixar, Inc.		24,702
				66,948
		Telecommunications: 6.8%
2,235	@@	America Movil SA de CV ADR		92,216
1,060	@	Cisco Systems, Inc.		55,480
				147,696
		Total Investments In Securities (Cost $1,880,075)*	100.0%	$2,165,970
		Other Assets and Liabilities-Net	(0.0)	(677)
		Net Assets	100.0%	$2,165,293

@	Non-income producing security
@@	Foreign issuer
ADR	American Depositary Receipt
*	Cost for federal income tax purposes is $1,890,285. Net unrealized Appreciation consists of:
	Gross Unrealized Appreciation	$303,523
	Gross Unrealized Depreciation	(27,838)
	Net Unrealized Appreciation	$275,685

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING VP MIDCAP OPPORTUNITIES PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED)

Industry Allocation*

as of June 30, 2005

(as a percent of net assets)

*      Excludes other assets and liabilities of (23.4)% of net assets and 23.3% of net assets for short-term investments related to securities lending.

(1)   Includes three industries, which each represent 2 - 3% of net assets.

(2)   Includes eighteen industries, which each represent 1 - 2% of net assets.

(3)   Includes five industries, which each represent 1% or less of net assets.

Portfolio holdings are subject to change daily.

Shares			Value
COMMON STOCK: 96.9%
		Advertising: 0.7%
11,200	@,L	Getty Images, Inc.	$831,712
			831,712
		Apparel: 3.2%
75,000	@	Coach, Inc.	2,517,750
30,400		Polo Ralph Lauren Corp.	1,310,544
			3,828,294
		Auto Parts and Equipment: 1.7%
38,300		BorgWarner, Inc.	2,055,561
			2,055,561
		Banks: 1.0%
16,670		Zions Bancorporation	1,225,745
			1,225,745
		Biotechnology: 2.1%
33,700	@,L	Celgene Corp.	1,373,949
13,009	@,L	Charles River Laboratories Intl., Inc.	627,684
17,100	@,L	Integra LifeSciences Holdings Corp.	499,320
			2,500,953
		Building Materials: 1.4%
40,000		American Standard Cos., Inc.	1,676,800
			1,676,800
		Chemicals: 1.2%
56,300	L	Lyondell Chemical Co.	$1,487,446
			1,487,446
		Coal: 1.8%
40,400		Peabody Energy Corp.	2,102,416
			2,102,416
		Commercial Services: 1.3%
18,700	@	Education Management Corp.	630,751
18,766	@,L	Laureate Education, Inc.	898,141
			1,528,892
		Computers: 4.7%
31,800	@,L	Anteon Intl. Corp.	1,450,716
40,900	@,L	CACI Intl., Inc.	2,583,244
34,856	@	Micros Systems, Inc.	1,559,806
			5,593,766
		Distribution/Wholesale: 0.9%
36,880		Hughes Supply, Inc.	1,036,328
			1,036,328
		Electrical Components and Equipment: 1.3%
36,600		Ametek, Inc.	1,531,710
			1,531,710
		Entertainment: 1.1%
22,400		International Speedway Corp.	1,260,224
			1,260,224
		Hand/Machine Tools: 1.0%
26,000	L	Stanley Works	1,184,040
			1,184,040
		Healthcare-Products: 8.8%
18,600		Beckman Coulter, Inc.	1,182,402
18,000		C.R. Bard, Inc.	1,197,180
43,100	@	Gen-Probe, Inc.	1,561,513
18,950	@,L	Inamed Corp.	1,269,082
19,900	@	Kinetic Concepts, Inc.	1,194,000
49,000	@,L	Patterson Cos., Inc.	2,208,920
43,600	@	St. Jude Medical, Inc.	1,901,396
			10,514,493
		Healthcare-Services: 5.2%
20,850	@,L	Amsurg Corp.	577,337
48,000	@	Community Health Systems, Inc.	1,813,920
31,600		Quest Diagnostics, Inc.	1,683,332
30,800	@	WellChoice, Inc.	2,139,676
			6,214,265
		Home Furnishings: 1.0%
7,100		Harman Intl. Industries, Inc.	577,656
26,000	@,L	Tempur-Pedic Intl., Inc.	576,680
			1,154,336
		Household Products/Wares: 1.7%
7,000		Fortune Brands, Inc.	621,600
42,200	L	Yankee Candle Co., Inc.	1,354,620
			1,976,220

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING VP MIDCAP OPPORTUNITIES PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value
		Insurance: 0.9%
25,600	@,L	Proassurance Corp.	$1,069,056
			1,069,056
		Investment Companies: 2.8%
4,510	L	Biotech Holders Trust	754,523
12,064	L	Internet Holders Trust	653,507
10,480	L	Midcap SPDR Trust Series 1	1,312,620
19,200	L	Semiconductor Holders Trust	646,464
			3,367,114
		Iron/Steel: 1.1%
28,100		Nucor Corp.	1,281,922
			1,281,922
		Leisure Time: 0.8%
17,300	L	Polaris Industries, Inc.	934,200
			934,200
		Lodging: 3.4%
29,200	L	Harrah’s Entertainment, Inc.	2,104,444
53,900		Hilton Hotels Corp.	1,285,515
9,700	L	Station Casinos, Inc.	644,080
			4,034,039
		Machinery-Diversified: 2.6%
34,300		Graco, Inc.	1,168,601
40,700		Rockwell Automation, Inc.	1,982,497
			3,151,098
		Miscellaneous Manufacturing: 5.9%
27,200		Danaher Corp.	1,423,648
39,900		Donaldson Co., Inc.	1,210,167
15,500		ITT Industries, Inc.	1,513,265
32,500		Pentair, Inc.	1,391,325
21,000		Roper Industries, Inc.	1,498,770
			7,037,175
		Office/Business Equipment: 0.7%
64,300	@,L	Xerox Corp.	886,697
			886,697
		Oil and Gas: 8.3%
103,400		Chesapeake Energy Corp.	2,357,520
35,000	L	ENSCO Intl., Inc.	1,251,250
31,600	L	Murphy Oil Corp.	1,650,468
90,400		Patterson-UTI Energy, Inc.	2,515,832
61,900		XTO Energy, Inc.	2,103,981
			9,879,051
		Oil and Gas Services: 1.6%
13,100	@,L	National-Oilwell Varco, Inc.	622,774
21,000	L	Smith Intl., Inc.	1,337,700
			1,960,474
		Packaging and Containers: 1.5%
71,100	@	Owens-Illinois, Inc.	1,781,055
			1,781,055
		Retail: 13.0%
27,900	@,L	Advance Auto Parts, Inc.	1,800,945
69,550		Applebees Intl., Inc.	1,842,380
85,900	@,L	Chico’s FAS, Inc.	$2,944,651
51,700	@,L	Copart, Inc.	1,230,460
72,500		Foot Locker, Inc.	1,973,450
63,000		Michaels Stores, Inc.	2,606,309
57,250	@	Pacific Sunwear of California, Inc.	1,316,178
60,600	@	Sonic Corp.	1,850,118
			15,564,491
		Savings and Loans: 1.4%
75,300		Sovereign Bancorp, Inc.	1,682,202
			1,682,202
		Semiconductors: 1.3%
28,700	@,L	Advanced Micro Devices, Inc.	497,658
27,500	L	Linear Technology Corp.	1,008,975
			1,506,633
		Software: 4.9%
38,600	L	Adobe Systems, Inc.	1,104,732
41,100	@,L	Avid Technology, Inc.	2,189,808
24,100	@	Dun & Bradstreet Corp.	1,485,765
13,800	@	Fiserv, Inc.	592,710
13,700	@,L	Mercury Interactive Corp.	525,532
			5,898,547
		Telecommunications: 1.5%
77,600	@,L	Comverse Technology, Inc.	1,835,240
			1,835,240
		Textiles: 1.9%
26,800	@,L	Mohawk Industries, Inc.	2,211,000
			2,211,000
		Transportation: 3.2%
25,100		CH Robinson Worldwide, Inc.	1,460,820
43,500	L	Forward Air Corp.	1,229,745
57,700	L	J.B. Hunt Transport Services, Inc.	1,113,610
			3,804,175
		Total Common Stock (Cost $90,463,752)	115,587,370

Principal Amount			Value

SHORT-TERM INVESTMENTS: 26.5%
		Repurchase Agreement: 3.2%
$3,866,000		Goldman Sachs Repurchase Agreement dated 06/31/05, 3.340%, due 07/1/05, $3,886,359 to be received upon repurchase (Collateralized by $3,782,000 Federal Mortgage Acceptance Corporation, 5.500% Market value plus accrued interest $3,943,523, due 07/15/06)	3,866,000
		Total Repurchase Agreement (Cost $3,866,000)	3,866,000

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING VP MIDCAP OPPORTUNITIES PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Principal Amount			Value
	Securities Lending Collateralcc: 23.3%
$27,860,970	The Bank of New York Institutional Cash Reserves Fund		$27,860,970
	Total Securities Lending Collateral (Cost $27,860,970)		27,860,970
	Total Short-Term Investments (Cost $31,726,970)		31,726,970
	Total Investments In Securities (Cost $122,190,722)*	123.4%	$147,314,340
	Other Assets and Liabilities-Net	(23.4)	(27,956,887)
	Net Assets	100.0%	$119,357,453

@	Non-income producing security
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2005.
*	Cost for federal income tax purposes is $122,190,722. Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$25,917,441
	Gross Unrealized Depreciation	(793,823)
	Net Unrealized Appreciation	$25,123,618

See Accompanying Notes to Financial Statements

ING VP SMALLCAP OPPORTUNITIES PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED)

Industry Allocation*

as of June 30, 2005

(as a percent of net assets)

*      Excludes other assets and liabilities of (25.6)% of net assets and 25.9% of net assets for short-term investments related to securities lending.

Portfolio holdings are subject to change daily.

Shares			Value
COMMON STOCK: 94.9%
		Apparel: 0.6%
19,700	@,L	Carter’s Inc.	$1,150,086
			1,150,086
		Banks: 1.2%
53,200		East-West Bancorp, Inc.	1,786,988
9,768	@,L	SVB Financial Group	467,887
			2,254,875
		Biotechnology: 1.7%
112,700	@,L	Integra LifeSciences Holdings Corp.	3,290,840
			3,290,840
		Commercial Services: 3.7%
28,800	@	Education Management Corp.	971,424
88,950		Healthcare Services Group	1,786,116
39,829	@,L	iPayment, Inc.	1,454,555
29,376	@	Laureate Education, Inc.	1,405,935
80,000	@,L	Navigant Consulting, Inc.	1,412,800
			7,030,830
		Computers: 6.5%
46,074	@	Anteon Intl. Corp.	2,101,896
72,100	@	CACI Intl., Inc.	4,553,835
89,700		Jack Henry & Associates, Inc.	1,642,407
53,258	@	Micros Systems, Inc.	2,383,296
83,600	@,L	Synaptics, Inc.	1,785,696
			12,467,130
		Distribution/Wholesale: 3.9%
30,700		Hughes Supply, Inc.	$862,670
76,127	@,L	Nuco2, Inc.	1,954,180
131,523		SCP Pool Corp.	4,615,142
			7,431,992
		Electrical Components and Equipment: 2.1%
128,977	@,L	Intermagnetics General Corp.	3,967,333
			3,967,333
		Electronics: 2.0%
26,600	@,L	Dionex Corp.	1,160,026
117,663	@,L	Measurement Specialties, Inc.	2,730,958
			3,890,984
		Entertainment: 6.1%
120,400	@	Penn National Gaming, Inc.	4,394,600
120,900	@,L	Scientific Games Corp.	3,255,837
139,725	@,L	Shuffle Master, Inc.	3,916,492
			11,566,929
		Healthcare-Products: 10.8%
120,700	@,L	Arthrocare Corp.	4,217,258
69,900	@	Gen-Probe, Inc.	2,532,477
28,750	@	Inamed Corp.	1,925,388
51,547	@	Intuitive Surgical, Inc.	2,404,152
99,404	@,L	Kyphon, Inc.	3,458,265
118,432	@,L	Laserscope	4,907,822
53,309	@	Viasys Healthcare, Inc.	1,204,250
			20,649,612
		Healthcare-Services: 6.5%
157,462	@,L	Amsurg Corp.	4,360,123
53,200	@	Pediatrix Medical Group, Inc.	3,912,328
80,230	@	United Surgical Partners Intl., Inc.	4,178,378
			12,450,829
		Home Builders: 0.5%
29,289		Thor Industries, Inc.	920,553
			920,553
		Household Products/Wares: 1.5%
88,400		Yankee Candle Co., Inc.	2,837,640
			2,837,640
		Insurance: 3.0%
47,332	@	Philadelphia Consolidated Holding Co.	4,011,860
39,814	@	Proassurance Corp.	1,662,633
			5,674,493
		Internet: 5.5%
62,400	@	Digital Insight Corp.	1,492,608
49,800	@	Equinix, Inc.	2,158,332
20,600	@	F5 Networks, Inc.	973,041
151,900	@,L	Openwave Systems, Inc.	2,491,160
207,400	@,L	ValueClick, Inc.	2,557,242
17,000	@	Websense, Inc.	816,850
			10,489,233
		Investment Companies: 4.9%
80,130	L	Ishares Russell 2000 Growth Index Fund	5,194,828
63,800	L	Ishares Russell 2000 Index Fund	4,064,060
			9,258,888

See Accompanying Notes to Financial Statements

ING VP SMALLCAP OPPORTUNITIES PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value
		Leisure Time: 0.5%
18,200		Polaris Industries, Inc.	$982,800
			982,800
		Lodging: 1.5%
42,953		Station Casinos, Inc.	2,852,079
			2,852,079
		Miscellaneous Manufacturing: 1.1%
34,194	@,L	Ceradyne, Inc.	823,050
17,900	@	Cuno, Inc.	1,278,776
			2,101,826
		Oil and Gas: 5.0%
110,700	@,L	Southwestern Energy Co.	5,200,686
98,200	@	Unit Corp.	4,321,782
			9,522,468
		Pharmaceuticals: 2.5%
99,500	@,L	HealthExtras, Inc.	1,996,965
113,800	@	VCA Antech, Inc.	2,759,650
			4,756,615
		Retail: 12.0%
106,267		Applebees Intl., Inc.	2,815,013
62,476	@,L	Copart, Inc.	1,486,929
70,200	@,L	Dave & Buster’s, Inc.	1,294,488
99,500	@,L	Dick’s Sporting Goods, Inc.	3,839,705
61,100	@,L	GameStop Corp.	1,998,581
175,743	@	Pacific Sunwear of California, Inc.	4,040,332
59,900	@	Petco Animal Supplies, Inc.	1,756,268
34,700	@,L	Red Robin Gourmet Burgers, Inc.	2,150,706
115,685	@	Sonic Corp.	3,531,863
			22,913,885
		Semiconductors: 2.3%
39,200	@	Formfactor, Inc.	1,035,664
59,800	@	Microsemi Corp.	1,124,240
67,100	@,L	Tessera Technologies, Inc.	2,241,811
			4,401,715
		Software: 5.1%
70,700	@,L	Avid Technology, Inc.	3,766,896
33,000		Global Payments, Inc.	2,237,400
27,100	@	Verint Systems, Inc.	871,536
156,219	@,L	Witness Systems, Inc.	2,847,872
			9,723,704
		Storage/Warehousing: 1.2%
67,000	@,L	Mobile Mini, Inc.	2,310,160
			2,310,160
		Telecommunications: 1.5%
275,580	@,L	Powerwave Technologies, Inc.	2,816,428
			2,816,428
		Transportation: 1.6%
73,860		Forward Air Corp.	2,088,022
37,100		Knight Transportation, Inc.	902,643
			2,990,665
		Total Common Stock (Cost $134,914,205)	180,704,592

Principal Amount			Value
SHORT-TERM INVESTMENTS: 30.7%
	Repurchase Agreement: 4.8%
$9,234,000	Goldman Sachs Repurchase Agreement dated 06/31/05, 3.340%, due 07/01/05, $9,234,857 to be received upon repurchase (Collateralized by $9,380,000 Various U.S. Government Obligations, 2.280%-4.500% Market Value plus accrued interest $9,423,301, due 09/30/05-11/15/12)		$9,234,000
	Total Repurchase Agreement (Cost $9,234,000)		9,234,000

	Securities Lending Collateralcc: 25.9%
49,247,786	The Bank of New York Institutional Cash Reserves Fund		49,247,786
	Total Securities Lending Collateral (Cost $49,247,786)		49,247,786
	Total Short-Term Investments (Cost $58,481,786)		58,481,786
	Total Investments In Securities (Cost $193,395,991)*	125.6%	$239,186,378
	Other Assets and Liabilities-Net	(25.6)	(48,721,569)
	Net Assets	100.0%	$190,464,809

@	Non-income producing security
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2005.
*	Cost for federal income tax purposes is $193,423,235. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$47,997,104
Gross Unrealized Depreciation	(2,233,961)
Net Unrealized Appreciation	$45,763,143

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING VP FINANCIAL SERVICES PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED)

Industry Allocation*

as of June 30, 2005

(as a percent of net assets)

* Excludes other assets and liabilities of 0.6% of net assets.

Portfolio holdings are subject to change daily.

Shares			Value
COMMON STOCK: 93.3%
		Banks: 25.2%
22,659		Bank of America Corp.	$1,033,478
9,865		City National Corp.	707,419
8,017		Cullen/Frost Bankers, Inc.	382,010
17,568		Prosperity Bancshares, Inc.	502,620
22,981		The Bank of New York Co., Inc.	661,393
27,432		U.S. Bancorp	801,014
8,154		Wachovia Corp.	404,438
21,465		Wells Fargo & Co.	1,321,816
7,140		Zions Bancorporation	525,004
			6,339,192
		Diversified Financial Services: 40.8%
11,367	@	Affiliated Managers Group, Inc.	776,707
7,059		American Express Co.	375,751
7,940		Capital One Financial Corp.	635,279
12,314		CIT Group, Inc.	529,133
33,600		Citigroup, Inc.	1,553,327
17,925		Countrywide Financial Corp.	692,084
19,250	@	E*TRADE Financial Corp.	269,308
9,873		Fannie Mae	576,583
3,463		Franklin Resources, Inc.	266,582
11,170		Freddie Mac	728,619
7,188		Goldman Sachs Group, Inc.	733,320
25,674		JPMorgan Chase & Co.	906,806
6,470		Lehman Brothers Holdings, Inc.	642,342
10,032		MBNA Corp.	262,437
12,523		Merrill Lynch & Co., Inc.	688,890
12,393		Morgan Stanley	650,261
			10,287,429
		Home Builders: 2.5%
16,974		DR Horton, Inc.	$638,392
			638,392
		Insurance: 21.0%
11,304	@@	ACE Ltd.	506,984
9,904		AFLAC, Inc.	428,645
4,167		Allstate Corp.	248,978
15,106		American Intl. Group, Inc.	877,660
10,018		Genworth Financial, Inc.	302,844
6,541		Hartford Financial Services Group, Inc.	489,136
7,889		Lincoln National Corp.	370,152
10,836		PMI Group, Inc.	422,387
5,924		Prudential Financial, Inc.	388,970
4,934		Radian Group, Inc.	232,983
7,697	@@	RenaissanceRe Holdings Ltd.	379,000
16,108		St. Paul Travelers Cos., Inc.	636,749
			5,284,488
		Real Estate Investment Trust: 0.9%
9,390		KKR Financial Corp.	234,750
			234,750
		Software: 2.9%
18,486		First Data Corp.	742,028
			742,028
		Total Common Stock (Cost $22,573,677)	23,526,279
Principal Amount			Value
SHORT-TERM INVESTMENTS: 6.1%
		Repurchase Agreement: 6.1%
$1,525,000		Morgan Stanley Repurchase Agreement dated 06/30/05, 3.350%, due 07/01/05, $1,525,142 to be received upon repurchase (Collateralized by $1,605,000 Federal National Mortgage Association, 2.875% Market Value plus accrued interest $1,564,609, due 05/19/08)	1,525,000
		Total Short-Term Investments (Cost $1,525,000)	1,525,000
	Total Investments In Securities (Cost $24,098,677)*	99.4%	$25,051,279
	Other Assets and Liabilities-Net	0.6	143,810
	Net Assets	100.0%	$25,195,089

@	Non-income producing security
@@	Foreign issuer
*	Cost for federal income tax purposes is $24,264,313. Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$1,081,738
	Gross Unrealized Depreciation	(294,772)
	Net Unrealized Appreciation	$786,966

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING VP MAGNACAP PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED)

Industry Allocation*

as of June 30, 2005

(as a percent of net assets)

* Excludes other assets and liabilities of 0.4% of net assets.

Portfolio holdings are subject to change daily.

Shares			Value
COMMON STOCK: 99.3%
		Aerospace/Defense: 1.9%
6,500		General Dynamics Corp.	$712,010
			712,010
		Agriculture: 2.9%
16,600		Altria Group, Inc.	1,073,356
			1,073,356
		Apparel: 1.2%
5,200		Nike, Inc.	450,320
			450,320
		Banks: 9.0%
32,300		Bank of America Corp.	1,473,203
11,700		The Bank of New York Co., Inc.	336,726
21,900		Wells Fargo & Co.	1,348,602
2,600		Zions Bancorporation	191,178
			3,349,709
		Beverages: 1.8%
9,000		Coca-Cola Co.	375,750
4,600		Molson Coors Brewing Co.	285,200
			660,950
		Building Materials: 1.4%
17,000		Masco Corp.	539,920
			539,920
		Chemicals: 4.1%
15,100		Dow Chemical Co.	672,403
11,600		Lyondell Chemical Co.	306,472
12,000		Praxair, Inc.	$559,200
			1,538,075
		Coal: 1.5%
10,600		Peabody Energy Corp.	551,624
			551,624
		Computers: 2.8%
13,900		International Business Machines Corp.	1,031,380
			1,031,380
		Diversified Financial Services: 15.5%
7,100		Capital One Financial Corp.	568,071
20,000		Citigroup, Inc.	924,600
22,000		Countrywide Financial Corp.	849,420
12,900		Freddie Mac	841,467
25,100		JPMorgan Chase & Co.	886,532
2,100		Lehman Brothers Holdings, Inc.	208,488
12,600		Merrill Lynch & Co., Inc.	693,126
15,100		Morgan Stanley	792,297
			5,764,001
		Electric: 2.8%
6,700		Entergy Corp.	506,185
14,000		PG&E Corp.	525,560
			1,031,745
		Electrical Components and Equipment: 1.6%
9,600		Emerson Electric Co.	601,248
			601,248
		Electronics: 0.9%
13,900	@@	Koninklijke Philips Electronics NV	350,141
			350,141
		Entertainment: 0.5%
10,100		Regal Entertainment Group	190,688
			190,688
		Food: 2.8%
5,600		McCormick & Co., Inc.	183,008
7,600	@@	Nestle SA ADR	486,457
13,700	@	Smithfield Foods, Inc.	373,599
			1,043,064
		Forest Products and Paper: 0.5%
5,800		International Paper Co.	175,218
			175,218
		Gas: 1.4%
12,300		Sempra Energy	508,113
			508,113
		Healthcare-Services: 1.9%
13,000		Quest Diagnostics, Inc.	692,510
			692,510
		Household Products/Wares: 1.7%
10,100		Kimberly-Clark Corp.	632,159
			632,159
		Insurance: 4.3%
10,200		American Intl. Group, Inc.	592,620

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING VP MAGNACAP PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value
		Insurance (continued)
17,800		MetLife, Inc.	$799,932
4,900		St. Paul Travelers Cos., Inc.	193,697
			1,586,249
		Leisure Time: 1.2%
9,300	@@	Royal Caribbean Cruises Ltd.	449,748
			449,748
		Lodging: 1.0%
6,600	@,@@	Kerzner Intl. Ltd.	375,870
			375,870
		Media: 3.2%
11,800		Gannett Co., Inc.	839,334
10,300		Tribune Co.	362,354
			1,201,688
		Mining: 0.7%
9,800		Alcoa, Inc.	256,074
			256,074
		Miscellaneous Manufacturing: 5.5%
7,700		Danaher Corp.	403,018
27,000		General Electric Co.	935,550
24,900	@@	Tyco Intl. Ltd.	727,080
			2,065,648
		Office/Business Equipment: 0.8%
20,800	@	Xerox Corp.	286,832
			286,832
		Oil and Gas: 11.5%
6,800		Apache Corp.	439,280
3,100	@@	BP PLC ADR	193,378
12,400		Cabot Oil & Gas Corp.	430,280
9,400		ConocoPhillips	540,406
8,100		EOG Resources, Inc.	460,080
22,200		Exxon Mobil Corp.	1,275,834
18,300	@	Plains Exploration & Production Co.	650,199
9,000		XTO Energy, Inc.	305,910
			4,295,367
		Oil and Gas Services: 2.8%
7,900		BJ Services Co.	414,592
13,000		Halliburton Co.	621,660
			1,036,252
		Pharmaceuticals: 4.3%
38,200		Pfizer, Inc.	1,053,556
17,000	@@	Teva Pharmaceutical Industries Ltd. ADR	529,380
			1,582,936
		Real Estate Investment Trusts: 0.8%
11,300		KKR Financial Corp.	282,500
			282,500
		Retail: 1.2%
16,400		McDonald’s Corp.	455,100
			455,100
		Savings and Loans: 2.2%
37,500		Sovereign Bancorp, Inc.	837,750
			837,750
		Software: 1.5%
22,900		Microsoft Corp.	$568,836
			568,836
		Telecommunications: 2.1%
32,700		SBC Communications, Inc.	776,625
			776,625
		Total Common Stock (Cost $33,256,435)	36,953,706

Principal Amount			Value

SHORT-TERM INVESTMENTS: 0.3%
		Repurchase Agreement: 0.3%
$98,000		Goldman Sachs Repurchase Agreement dated 06/30/05, 3.340%, due 07/01/05, $98,009 to be received upon repurchase (Collateralized by $100,000 Federal National Mortgage Association, 4.010%, Market Value plus accrued interest $100,175, due 10/07/09)	98,000
		Total Short-Term Investments (Cost $98,000)	98,000
	Total Investments In Securities (Cost $33,354,435)*	99.6%	$37,051,706
	Other Assets and Liabilities-Net	0.4	138,483
	Net Assets	100.0%	$37,190,189

@	Non-income producing security
@@	Foreign issuer
ADR	American Depositary Receipt
*	Cost for federal income tax purposes is $33,383,346. Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$4,369,475
	Gross Unrealized Depreciation	(701,115)
	Net Unrealized Appreciation	$3,668,360

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING VP HIGH YIELD BOND PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED)

Industry Allocation*

as of June 30, 2005

(as a percent of net assets)

*      Excludes other assets and liabilities of (1.3)% of net assets.

(1)   Includes four industries, which each represent 2 - 3% of net assets.

(2)   Includes seven industries, which each represent 1 - 2% of net assets.

(3)   Includes nineteen industries, which each represent 1% or less of net assets.

Portfolio holdings are subject to change daily.

Principal
Amount			Value
CORPORATE BONDS/NOTES: 90.9%
		Advertising: 0.6%
$310,000	#,C	R.H. Donnelley Corp., 6.875%, due 01/15/13	$317,750
75,000	#,C	Vertis, Inc., 13.500%, due 12/07/09	56,438
			374,188
		Aerospace/Defense: 1.4%
375,000	#,C	DRS Technologies, Inc., 6.875%, due 11/01/13	390,000
25,000	C	L-3 Communications Corp., 6.125%, due 07/15/13	25,250
285,000	C	L-3 Communications Corp., 7.625%, due 06/15/12	304,950
25,000	C	Sequa Corp., 8.875%, due 04/01/08	27,125
55,000	C	Sequa Corp., 9.000%, due 08/01/09	60,913
			808,238
		Airlines: 0.0%
20,000		American Airlines, Inc., 6.817%, due 05/23/11	19,057
			19,057
		Apparel: 1.7%
135,000	#,C	Levi Strauss & Co., 7.730%, due 04/01/12	128,250
180,000	#,C	Levi Strauss & Co., 9.750%, due 01/15/15	179,550
$300,000	C	Phillips-Van Heusen, 8.125%, due 05/01/13	$326,250
365,000	C	Russell Corp., 9.250%, due 05/01/10	386,900
			1,020,950
		Auto Manufacturers: 0.2%
160,000		General Motors Corp., 8.375%, due 07/15/33	134,400
			134,400
		Auto Parts and Equipment: 0.6%
30,000	#,C	Accuride Corp., 8.500%, due 02/01/15	29,475
75,000	#	Commercial Vehicle Group, Inc., 8.000%, due 07/01/13	76,688
10,000	C	Tenneco Automotive, Inc., 10.250%, due 07/15/13	11,350
50,000	C	TRW Automotive, Inc., 11.000%, due 02/15/13	57,750
165,000		Visteon Corp., 8.250%, due 08/01/10	153,450
			328,713
		Building Materials: 0.7%
355,000	@@,C	Ainsworth Lumber Co. Ltd., 6.750%, due 03/15/14	324,825
35,000	C	Ply Gem Industries, Inc., 9.000%, due 02/15/12	29,750
35,000	C	U.S. Concrete, Inc., 8.375%, due 04/01/14	33,075
			387,650
		Chemicals: 4.2%
40,000	C	Equistar Funding Corp., 10.625%, due 05/01/11	44,350
250,000		IMC Global, Inc., 10.875%, due 06/01/08	282,500
1,045,000	C	Lyondell Chemical Co., 9.625%, due 05/01/07	1,120,762
260,000	C	Nalco Co., 7.750%, due 11/15/11	278,200
305,000	C	PolyOne Corp., 8.875%, due 05/01/12	302,713
85,000	#,C	Rockwood Specialties Group, Inc., 7.500%, due 11/15/14	84,788
335,000	C	Rockwood Specialties Group, Inc., 10.625%, due 05/15/11	371,012
			2,484,325
		Commercial Services: 0.8%
445,000	C	Corrections Corp. of America, 7.500%, due 05/01/11	465,581
			465,581
		Distribution/Wholesale: 0.1%
55,000	C	Aviall, Inc., 7.625%, due 07/01/11	58,300
			58,300
		Diversified Financial Services: 2.7%
15,000	C	Alamosa Delaware, Inc., 8.500%, due 01/31/12	15,806
140,000		Ford Motor Credit Co., 4.950%, due 01/15/08	133,626

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING VP HIGH YIELD BOND PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Principal
Amount			Value
		Diversified Financial Services (continued)
$85,000		Ford Motor Credit Co., 6.625%, due 06/16/08	$84,005
55,000		General Motors Acceptance Corp., 5.125%, due 05/09/08	52,181
140,000		General Motors Acceptance Corp., 6.125%, due 02/01/07	139,091
230,000		General Motors Acceptance Corp., 6.875%, due 09/15/11	212,570
90,000		General Motors Acceptance Corp., 8.000%, due 11/01/31	80,515
115,000	C	Global Cash Finance Corp., 8.750%, due 03/15/12	125,638
145,000	#,C	Rainbow National Services LLC, 8.750%, due 09/01/12	159,138
45,000	C	Universal City Florida Holding Co. I/II, 7.960%, due 05/01/10	46,913
520,000	C	Visant Corp., 7.625%, due 10/01/12	516,100
			1,565,583
		Electric: 9.6%
870,000	#,C	AES Corp., 8.750%, due 05/15/13	976,574
90,000	C	AES Corp., 8.875%, due 02/15/11	100,800
245,000	#,C	Allegheny Energy Supply, 8.250%, due 04/15/12	275,625
540,000		Aquila, Inc., 7.625%, due 11/15/09	560,250
575,000	C	CMS Energy Corp., 7.500%, due 01/15/09	608,063
59,646	C	Homer City Funding LLC, 8.734%, due 10/01/26	70,084
345,000	#,C	Inergy LP, 6.875%, due 12/15/14	337,238
650,000	C	Midwest Generation LLC, 8.300%, due 07/02/09	689,406
355,000	#,C	Nevada Power Co., 5.875%, due 01/15/15	358,550
665,000	C	Nevada Power Co., 10.875%, due 10/15/09	746,462
600,000	C	TECO Energy, Inc., 7.500%, due 06/15/10	657,000
50,000	#,C	Texas Genco Financing Corp., 6.875%, due 12/15/14	52,875
210,000	#,C	TXU Corp., 5.550%, due 11/15/14	204,720
			5,637,647
		Electrical Components and Equipment: 0.0%
25,000	@@,C	Lengrand Holdings SA, 10.500%, due 02/15/13	28,625
			28,625
		Electronics: 0.5%
145,000	@@	Celestica, Inc., 7.625%, due 07/01/13	146,088
60,000	C	Fisher Scientific Intl., Inc., 8.000%, due 09/01/13	68,850
60,000	@@	Flextronics Intl., Ltd., 6.500%, due 05/15/13	62,400
			277,338
		Entertainment: 2.8%
$300,000	C	AMC Entertainment, Inc., 8.625%, due 08/15/12	$309,000
595,000	C	American Casino & Entertainment Properties LLC, 7.850%, due 02/01/12	633,675
40,000	C	Cinemark USA, Inc., 9.000%, due 02/01/13	41,300
50,000	#,C	LCE Acquisition Corp., 9.000%, due 08/01/14	48,625
55,000	C	Pinnacle Entertainment, Inc., 8.250%, due 03/15/12	57,475
555,000	C	Warner Music Group, 7.375%, due 04/15/14	563,325
			1,653,400
		Environmental Control: 1.6%
885,000	C	Allied Waste North America, 8.500%, due 12/01/08	932,569
			932,569
		Food: 4.8%
600,000	C	Delhaize America, Inc., 8.125%, due 04/15/11	675,950
120,000	C	Delhaize America, Inc., 9.000%, due 04/15/31	150,417
290,000	C	Dole Food Co., 8.625%, due 05/01/09	310,300
385,000		Great Atlantic & Pacific Tea Co., 7.750%, due 04/15/07	395,588
75,000		Ingles Markets, Inc., 8.875%, due 12/01/11	76,594
140,000	C	Land O’ Lakes, Inc., 9.000%, due 12/15/10	151,550
265,000		Roundy’s, Inc., 8.875%, due 06/15/12	274,275
300,000	C	Smithfield Foods, Inc., 7.750%, due 05/15/13	328,500
295,000		Stater Brothers Holdings, 8.125%, due 06/15/12	289,100
150,000	C	Swift & Co., 10.125%, due 10/01/09	164,250
25,000	C	Swift & Co., 12.500%, due 01/01/10	28,031
			2,844,555
		Forest Products and Paper: 5.0%
250,000		Abitibi-Consolidated Finance LP, 7.875%, due 08/01/09	256,250
690,000	C	Appleton Papers, Inc., 8.125%, due 06/15/11	676,200
205,000	C	Georgia-Pacific Corp., 7.750%, due 11/15/29	231,394
600,000	C	Georgia-Pacific Corp., 8.875%, due 02/01/10	684,000
520,000	C	Georgia-Pacific Corp., 9.375%, due 02/01/13	590,850
500,000	@@	Norske Skog Canada Ltd., 7.375%, due 03/01/14	492,500
			2,931,194

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING VP HIGH YIELD BOND PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Principal
Amount			Value
		Gas: 1.4%
$815,000	#,C	Colorado Interstate Gas Co., 5.950%, due 03/15/15	$807,570
			807,570
		Healthcare-Products: 0.1%
25,000	C	Medical Device Manufacturing, Inc., 10.000%, due 07/15/12	27,000
60,000	C	VWR Intl., Inc., 8.000%, due 04/15/14	57,450
			84,450
		Healthcare-Services: 3.6%
345,000	#,C	Alliance Imaging, Inc., 7.250%, due 12/15/12	327,750
70,000	C	Ardent Health Services, Inc., 10.000%, due 08/15/13	84,963
60,000	#,C	Community Health Systems, Inc., 6.500%, due 12/15/12	61,350
105,000	C	Genesis HealthCare Corp., 8.000%, due 10/15/13	114,188
1,115,000	C	HCA, Inc., 6.375%, due 01/15/15	1,159,719
140,000	C	Healthsouth Corp., 8.375%, due 10/01/11	139,650
110,000	#	Psychiatric Solutions, Inc., 7.750%, due 07/15/15	110,000
95,000	C	Tenet Healthcare Corp., 9.875%, due 07/01/14	102,363
			2,099,983
		Holding Companies-Diversified: 0.2%
155,000	#,C	Atlantic Broadband Finance LLC, 9.375%, due 01/15/14	146,475
			146,475
		Home Builders: 1.2%
290,000		DR Horton, Inc., 7.875%, due 08/15/11	327,405
40,000	C	KB Home, 6.375%, due 08/15/11	41,826
85,000	C	Technical Olympic USA, Inc., 9.000%, due 07/01/10	87,869
85,000	C	Technical Olympic USA, Inc., 10.375%, due 07/01/12	89,250
30,000	C	WCI Communities, Inc., 9.125%, due 05/01/12	31,650
105,000	C	WCI Communities, Inc., 10.625%, due 02/15/11	113,925
			691,925
		Home Furnishings: 0.1%
45,000	C	Norcraft Finance Corp., 9.000%, due 11/01/11	46,575
			46,575
		Household Products/Wares: 0.8%
65,000	C	American Achievement Corp., 8.250%, due 04/01/12	65,650
380,000	C	Playtex Products, Inc., 8.000%, due 03/01/11	408,025
			473,675
		Iron/Steel: 1.1%
$460,000	C	AK Steel Corp., 7.875%, due 02/15/09	$420,900
40,000	C	California Steel Industries, Inc., 6.125%, due 03/15/14	37,400
160,000	#	Chaparral Steel Co., 10.000%, due 07/15/13	161,600
			619,900
		Leisure Time: 1.5%
25,000	@@,#,C	NCL Corp., 11.625%, due 07/15/14	26,438
40,000	@@	Royal Caribbean Cruises Ltd., 7.500%, due 10/15/27	44,000
715,000	@@	Royal Caribbean Cruises Ltd., 8.000%, due 05/15/10	795,437
			865,875
		Lodging: 7.3%
630,000	C	Aztar Corp., 7.875%, due 06/15/14	669,374
280,000		Caesars Entertainment, Inc., 7.500%, due 09/01/09	310,100
225,000		Caesars Entertainment, Inc., 8.125%, due 05/15/11	259,875
465,000	C	John Q Hammons Hotels LP, 8.875%, due 05/15/12	509,175
115,000	C	MGM Mirage, 5.875%, due 02/27/14	112,269
950,000	C	MGM Mirage, 8.500%, due 09/15/10	1,059,249
380,000		Starwood Hotels & Resorts Worldwide, Inc., 7.875%, due 05/01/12	430,350
500,000		Station Casinos, Inc., 6.500%, due 02/01/14	512,500
425,000	#	Wynn Las Vegas LLC, 6.625%, due 12/01/14	415,438
			4,278,330
		Machinery-Construction and Mining: 0.6%
355,000	C	Terex Corp., 7.375%, due 01/15/14	369,200
			369,200
		Media: 7.4%
20,000	C	Block Communications, Inc., 9.250%, due 04/15/09	21,400
210,000		Cablevision Systems Corp., 8.000%, due 04/15/12	206,850
285,000	@@,C	CanWest Media, Inc, 7.625%, due 04/15/13	306,375
85,196	@@,C	CanWest Media, Inc, 8.000%, due 09/15/12	90,095
35,000	@@,#,C	CanWest Media, Inc., 10.625%, due 05/15/11	38,369
280,000	C	CBD Media, Inc., 8.625%, due 06/01/11	289,800
65,000	C	Charter Communications Holdings II Capital Corp., 10.250%, due 09/15/10	66,056

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING VP HIGH YIELD BOND PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Principal
Amount			Value
		Media (continued)
$340,000	#,C	Charter Communications Operating Capital Corp., 8.000%, due 04/30/12	$339,999
225,000		CSC Holdings, Inc., 7.625%, due 07/15/18	218,250
310,000	C	Dex Media West LLC/Dex Media Finance Co., 9.875%, due	354,949
290,000	C	Dex Media, Inc., 8.000%, due 11/15/13	309,575
430,000	C	Echostar DBS Corp., 6.375%, due 10/01/11	428,387
260,000	#	Emmis Communications Corp., 9.314%, due 06/15/12	265,850
30,000	C	Entravision Communications Corp., 8.125%, due 03/15/09	31,388
290,000	C	Houghton Mifflin Co., 8.250%, due 02/01/11	302,325
165,000	C	Houghton Mifflin Co., 9.875%, due 02/01/13	176,963
15,000	C	Insight Communications Co., Inc., 0.000%, due 02/15/11	15,113
270,000		LIN Television Corp., 6.500%, due 05/15/13	257,850
200,000		Mediacom LLC/Mediacom Capital Corp., 9.500%, due 01/15/13	200,500
15,000	+,C	Nexstar Finance Holdings, Inc., 3.640%, due 04/01/13	11,344
35,000	C	Paxson Communications Corp., 10.750%, due 07/15/08	34,650
35,000	@@,C	Quebecor Media, Inc., 11.125%, due 07/15/11	39,069
320,000	@@,C	Videotron Ltee, 6.875%, due 01/15/14	327,199
30,000	C	Young Broadcasting, Inc., 10.000%, due 03/01/11	28,650
			4,361,006
		Miscellaneous Manufacturing: 0.1%
40,000	@@,#	Bombardier, Inc., 6.750%, due 05/01/12	38,200
			38,200
		Office/Business Equipment: 0.6%
280,000	C	Xerox Corp., 6.875%, due 08/15/11	298,200
25,000	C	Xerox Corp., 9.750%, due 01/15/09	28,531
			326,731
		Oil and Gas: 4.6%
425,000	#,C	Chesapeake Energy Corp., 6.375%, due 06/15/15	437,750
845,000	C	Chesapeake Energy Corp., 7.500%, due 09/15/13	918,937
120,000	C	Energy Partners Ltd., 8.750%, due 08/01/10	126,600
340,000	C	Newfield Exploration Co., 6.625%, due 09/01/14	357,850
65,000	C	Parker Drilling Co., 8.080%, due 09/01/10	67,925
600,000	C	Swift Energy Co., 7.625%, due 07/15/11	627,000
$95,000	C	Swift Energy Co., 9.375%, due 05/01/12	$102,838
55,000	@@,C	Western Oil Sands, Inc., 8.375%, due 05/01/12	62,906
			2,701,806
		Oil and Gas Services: 0.3%
55,000	C	Hanover Compressor Co., 9.000%, due 06/01/14	58,850
120,000	C	Hanover Equipment Trust, 8.750%, due 09/01/11	128,100
			186,950
		Packaging and Containers: 3.7%
610,000	@@,C	Crown European Holdings SA, 10.875%, due 03/01/13	719,800
30,000	#,C	Graham Packaging Co., Inc., 8.500%, due 10/15/12	30,450
500,000		Jefferson Smurfit Corp., 8.250%, due 10/01/12	505,000
850,000	C	Owens-Brockway, 8.250%, due 05/15/13	927,563
			2,182,813
		Pipelines: 2.4%
260,000	C	El Paso Corp., 6.950%, due 12/15/07	264,125
70,000	C	El Paso Corp., 7.875%, due 06/15/12	72,450
80,000	C	El Paso Natural Gas Co., 7.625%, due 08/01/10	84,856
110,000	C	Southern Natural Gas Co., 8.000%, due 03/01/32	125,652
130,000	C	Transcontinental Gas Pipe LN, 7.250%, due 12/01/26	143,813
590,000	C	Transcontinental Gas Pipe LN, 8.875%, due 07/15/12	705,050
			1,395,946
		Real Estate Investment Trusts: 2.4%
340,000		Felcor Lodging LP, 7.780%, due 06/01/11	351,900
750,000		Host Marriott LP, 7.125%, due 11/01/13	785,625
285,000		Meristar Hospitality Corp., 9.000%, due 01/15/08	299,250
			1,436,775
		Retail: 3.3%
150,000	#	Carrols Corp., 9.000%, due 01/15/13	152,625
60,000	C	CSK Auto, Inc., 7.000%, due 01/15/14	57,600
320,000	#,C	Denny’s Corp., 10.000%, due 10/01/12	334,400
100,000	#,C	General Nutrition Centers, Inc., 8.625%, due 01/15/11	93,000
45,000	C	JC Penney Co., Inc., 8.000%, due 03/01/10	49,725
345,000		JC Penney Co., Inc., 9.000%, due 08/01/12	409,688
350,000	@@,C	Jean Coutu Group, Inc., 7.625%, due 08/01/12	363,125

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING VP HIGH YIELD BOND PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Principal
Amount			Value
		Retail (continued)
$80,000	@@,C	Jean Coutu Group, Inc., 8.500%, due 08/01/14	$79,400
250,000	C	Rite Aid Corp., 7.500%, due 01/15/15	241,250
175,000		Saks, Inc., 7.000%, due 12/01/13	175,875
			1,956,688
		Semiconductors: 0.5%
290,000	@@,#,C	MagnaChip Semiconductor Finance Co., 6.875%, due 12/15/11	285,650
			285,650
		Telecommunications: 10.4%
315,000	C	American Tower Corp., 7.125%, due 10/15/12	334,687
24,000	C	American Tower Corp., 9.375%, due 02/01/09	25,290
305,000	C	American Towers, Inc., 7.250%, due 12/01/11	323,300
35,000	C	AT&T Corp., 9.750%, due 11/15/31	45,719
285,000	C	Cellular Operating Co. LLC, 8.125%, due 02/01/14	304,950
40,000	C	Centennial Communications Corp., 10.125%, due 06/15/13	45,400
15,000	C	Cincinnati Bell, Inc., 7.250%, due 07/15/13	15,825
95,000	C	Citizens Communications Co., 7.625%, due 08/15/08	100,938
285,000	C	Citizens Communications Co., 9.250%, due 05/15/11	319,556
195,000	#	Hawaiian Telcom Communications, Inc., 12.500%, due 05/01/15	208,650
180,000	@@,C,+	Inmarsat Finance PLC, 0.000%, due 11/15/12	142,200
40,000	@@,C	Inmarsat Finance PLC, 7.625%, due 06/30/12	42,400
35,000	C	Insight Capital, Inc., 10.500%, due 11/01/10	37,275
250,000	@@,#,C	Intelsat Bermuda Ltd., 8.250%, due 01/15/13	259,375
305,000	@@,#,C	Intelsat Bermuda Ltd., 8.625%, due 01/15/15	323,299
180,000	@@,C	Intelsat Ltd., 6.500%, due 11/01/13	146,700
10,000	#,C	IWO Escrow Co., 6.891%, due 01/15/12	9,975
150,000		Lucent Technologies, Inc., 5.500%, due 11/15/08	149,625
15,000		Lucent Technologies, Inc., 6.450%, due 03/15/29	13,500
25,000	C	MCI, Inc., 6.908%, due 05/01/07	25,406
85,000	C	MCI, Inc., 8.735%, due 05/01/14	95,519
250,000	C	Nextel Communications, Inc., 6.875%, due 10/31/13	268,438
70,000	C	Nextel Communications, Inc., 7.375%, due 08/01/15	75,950
50,000	C	Nextel Partners, Inc., 8.125%, due 07/01/11	54,500
127,000	#,C	PanAmSat Corp, 9.000%, due 08/15/14	139,224
$90,000	C	Qwest Capital Funding, Inc., 6.375%, due 07/15/08	$88,425
100,000	C	Qwest Capital Funding, Inc., 7.750%, due 08/15/06	102,750
100,000	C	Qwest Corp., 6.671%, due 06/15/13	102,875
20,000	C	Qwest Corp., 6.875%, due 09/15/33	17,425
205,000	#,C	Qwest Corp., 7.875%, due 09/01/11	214,738
260,000	#,C	Qwest Corp., 9.125%, due 03/15/12	284,050
295,000	#,C	Qwest Services Corp., 13.500%, due 12/15/10	342,199
255,000	@@,C	Rogers Wireless Communications, Inc., 7.250%, due 12/15/12	276,675
65,000	@@,C	Rogers Wireless Communications, Inc., 8.000%, due 12/15/12	70,363
285,000	C	Rural Cellular Corp., 8.250%, due 03/15/12	299,250
120,000	C	Rural Cellular Corp., 9.875%, due 02/01/10	124,500
20,000	C	SBA Communications Corp., 1.210%, due 12/15/11	18,500
95,000	#,C	SBA Communications Corp., 8.500%, due 12/01/12	102,838
110,000	C	Spectrasite, Inc., 8.250%, due 05/15/10	117,150
25,000	#,C	Telcordia Technologies, Inc., 10.000%, due 03/15/13	23,500
20,000	C	U.S. Unwired, Inc., 10.000%, due 06/15/12	22,350
35,000	#	Valor Telecommunications Enterprises, LLC, 7.750%, due 02/15/15	34,563
295,000	C	Western Wireless Corp., 9.250%, due 07/15/13	337,405
			6,087,257
		Total Corporate Bonds/Notes (Cost $52,504,372)	53,396,093

Shares			Value

COMMON STOCK: 0.0%
		Telecommunications: 0.0%
908	@,I,X	Adelphia Business Solutions	—
150	@,I,X	Jordan Telecommunications	3,636
		Total Common Stock (Cost $-)	3,636

PREFERRED STOCK: 0.0%
		Media: 0.0%
228	@,C	Paxson Communications Corp.	14,735
		Total Preferred Stock (Cost $20,328)	14,735

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING VP HIGH YIELD BOND PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares				Value
WARRANTS: 0.0%
		Building Materials: 0.0%
150	@,#,I,X	Dayton Superior Corp.		$2
		Telecommunications: 0.0%
25	@	American Tower Corp.		7,409
		Total Warrants (Cost $4,869)		7,411
		Total Long-Term Investments (Cost $52,529,569)		53,421,875

Principal Amount				Value
SHORT-TERM INVESTMENTS: 10.4%
		Repurchase Agreement: 10.4%
$6,094,000		Goldman Sachs Repurchase Agreement dated 06/30/05, 3.340%, due 07/01/05, $6,094.565 to be received upon repurchase (Collateralized by $6,015,000 Federal Home Loan Bank, 4.875%, Market Value plus accrued interest $6,220,841due 02/15/07)		6,094,000
		Total Short-Term Investments (Cost $6,094,000)		6,094,000
		Total Investments In Securities (Cost $58,623,569)*	101.3%	$59,515,875
		Other Assets and Liabilities-Net	(1.3)	(755,731)
		Net Assets	100.0%	$58,760,144

@	Non-income producing security
@@	Foreign issuer
+	Step-up basis bonds. Interest rates shown reflect current coupon rates.
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

C	Bond may be called prior to maturity date.
I	Illiquid security
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
*	Cost for federal income tax purposes is $58,635,050. Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$1,030,869
	Gross Unrealized Depreciation	(150,044)
	Net Unrealized Appreciation	$880,825

See Accompanying Notes to Financial Statements

ING VP	PORTFOLIO OF INVESTMENTS
INTERNATIONAL VALUE PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED)

Country Allocation*

as of June 30, 2005

(as a percent of net assets)

*    Excludes other assets and liabilities of (6.1)% of net assets and 3.8% of net assets for short-term investments related to securities lending.

Portfolio holdings are subject to change daily.

Shares			Value
COMMON STOCK: 92.0%
		Australia: 1.2%
395,400	@	Santos Ltd.	$3,396,954
			3,396,954
		Belgium: 2.9%
28,000		Barco NV	1,996,070
36,800	@	Belgacom SA	1,254,725
2,981		Electrabel	1,301,926
146,500		Fortis	4,056,297
			8,609,018
		Brazil: 2.0%
362,600		Tele Norte Leste
		Participacoes SA ADR	6,037,290
			6,037,290
		Canada: 1.8%
65,000		EnCana Corp.	2,564,868
171,500		Placer Dome, Inc.	2,625,429
			5,190,297
		China: 0.5%
2,440,000		Aluminum Corp. of China Ltd.	1,344,323
			1,344,323
		Denmark: 3.6%
65,600		H Lundbeck A/S	1,650,854
209,800		TDC A/S	8,985,612
			10,636,466

		Finland: 0.6%
92,900		UPM-Kymmene Oyj	$1,778,785
			1,778,785
		France: 5.7%
56,588		Societe Generale	5,740,572
154,048		Suez SA	4,165,663
20,770		Total SA	4,862,099
17,600		Total SA ADR	2,056,560
			16,824,894
		Germany: 5.4%
120,150		RWE AG	7,721,582
48,650		Schering AG	2,997,399
69,651		Siemens AG	5,067,885
			15,786,866
		Greece: 0.8%
84,288		Alpha Bank AE	2,243,257
			2,243,257
		Hong Kong: 6.2%
235,500	L	China Mobile Hong Kong Ltd.	4,377,945
754,000		Hang Lung Properties Ltd.	1,105,324
466,000		Henderson Land Development	2,219,644
726,000		Hong Kong Exchanges and Clearing Ltd.	1,872,068
1,258,000		HongKong Electric Holdings	5,734,524
2,736,000	L	Sino Land Co.	2,904,352
			18,213,857
		Ireland: 0.6%
94,000		Irish Life & Permanent PLC	1,644,694
			1,644,694
		Italy: 0.8%
255,800	L	Enel S.p.A.	2,233,214
			2,233,214
		Japan: 23.1%
163,000		Ajinomoto Co., Inc.	1,810,692
269,000		Amano Corp.	3,198,883
91,900		Aruze Corp.	1,939,087
254,100		Chubu Electric Power Co., Inc.	6,094,743
483,000		Hino Motors Ltd.	2,796,182
384		Japan Retail Fund Investment Corp.	3,297,262
196,000		Koyo Seiko Co., Ltd.	2,621,252
31,600		Kyocera Corp.	2,410,970
550		Mitsubishi Tokyo Financial
		Group, Inc.	4,640,472
286,000		Nomura Holdings, Inc.	3,400,925
50,000		Promise Co., Ltd.	3,194,964
1,351,000	@	Resona Holdings, Inc.	2,502,464
228,200		Sekisui House Ltd.	2,295,528
94,000		Sharp Corp.	1,463,974
307,000		Sumitomo Trust & Banking Co., Ltd.	1,859,520
33,000		T&D Holdings, Inc.	1,546,571
147,200		Takeda Pharmaceutical Co., Ltd.	7,285,287
109,000		Tokushima Bank Ltd.	919,879
193,000		Tokuyama Corp.	1,368,817
248,200		Tokyo Electric Power Co., Inc.	5,917,314

See Accompanying Notes to Financial Statements

ING VP	PORTFOLIO OF INVESTMENTS
INTERNATIONAL VALUE PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares	Value
Japan (continued)
311,000	Toto Ltd.	$2,453,622
137,400	Toyota Motor Corp.	4,907,652
67,926,060
Luxembourg: 0.5%
78,553	Arcelor	1,533,103
1,533,103
Malaysia: 1.9%
2,002,900	Tenaga Nasional Bhd	5,534,329
5,534,329
Netherlands: 7.9%
110,600	@	ASML Holding NV	1,735,105
253,294	@	BE Semiconductor Industries NV	1,252,258
88,854	European Aeronautic Defense and Space Co.	2,820,346
162,942	Heineken NV	5,028,910
99,270	Royal Dutch Petroleum Co.	6,456,098
91,700	Unilever NV	5,941,344
23,234,061
South Korea: 1.7%
64,710	Kookmin Bank	2,923,279
25,790	S-Oil Corp.	2,055,808
4,979,087
Spain: 1.4%
89,421	Banco Bilbao Vizcaya Argentaria SA	1,374,501
169,520	@	Telefonica SA	2,766,629
4,141,130
Sweden: 0.8%
216,079	Swedish Match AB	2,451,814
2,451,814
Switzerland: 7.5%
11,269	@	Barry Callebaut AG	2,859,737
31,610	Nestle SA	8,077,699
46,906	Novartis AG	2,227,635
27,500	Novartis AG ADR	1,304,600
26,554	Roche Holding AG	3,351,552
87,200	L	STMicroelectronics NV	1,390,295
34,752	UBS AG	2,709,943
21,921,461
United Kingdom: 14.2%
46,570	AstraZeneca PLC	1,920,776
190,248	Barclays PLC	1,886,577
653,487	BP PLC	6,798,915
359,699	GlaxoSmithKline PLC	8,695,230
126,601	HBOS PLC	1,947,258
3,141,183	Legal & General Group PLC	6,450,901
128,000	Royal Bank of Scotland Group PLC	3,855,549
133,257	Severn Trent PLC	2,423,426
3,206,958	Vodafone Group PLC	7,800,212
41,778,844
United States: 0.9%
63,900	L	Southern Peru Copper Corp.	$2,737,475
2,737,475
Total Common Stock (Cost $258,316,047)	270,177,279
PREFERRED STOCK: 2.3%
Germany: 2.3%
75,800	Henkel KGaA	6,768,530
6,768,530
Total Preferred Stock (Cost $7,046,070)	6,768,530
Total Long-Term Investments (Cost $265,362,117)	276,945,809

Principal
Amount	Value

SHORT-TERM INVESTMENTS: 11.8%
Repurchase Agreement: 8.0%
$23,565,000	Goldman Sachs Repurchase Agreement dated 06/30/05, 3.340%, due 07/01/05, $23,567,186 to be received upon repurchase (Collateralized by 24,135,000 various U.S. Agencies, 2.600%- 4.950% Market Value plus accrued interest $24,036,581, due 08/01/05-03/12/13)	23,565,000
Total Repurchase Agreement (Cost $23,565,000)	23,565,000
Securities Lending Collateralcc: 3.8%
11,213,000	The Bank of New York Institutional Cash Reserves Fund	11,213,000
Total Securities Lending Collateral (Cost $11,213,000)	11,213,000
Total Short-Term Investments (Cost $34,778,000)	34,778,000
Total Investments In Securities (Cost $300,140,117)*	106.1%	$311,723,809
Other Assets and Liabilities-Net	(6.1)	(17,967,056)
Net Assets	100.0%	$293,756,753

Certain foreign securities have been fair valued in accordance with procedures approved by the Board of Directors/Trustees (Note 2A).

@	Non-income producing security
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2005.
*	Cost for federal income tax purposes $302,479,879. Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$18,938,815
	Gross Unrealized Depreciation	(9,694,885)
	Net Unrealized Appreciation	$9,243,930

See Accompanying Notes to Financial Statements

ING VP	PORTFOLIO OF INVESTMENTS
INTERNATIONAL VALUE PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Industry	Percentage of Net Assets
Aerospace/Defense	1.0%
Agriculture	0.8
Auto Manufacturers	2.6
Auto Parts and Equipment	0.9
Banks	12.5
Beverages	1.7
Chemicals	0.5
Diversified Financial Services	3.4
Electric	11.8
Electrical Components and Equipment	0.5
Electronics	1.5
Food	6.4
Forest Products and Paper	0.6
Home Builders	0.8
Housewares	3.1
Insurance	2.7
Iron/Steel	0.5
Leisure Time	0.7
Mining	2.3
Miscellaneous Manufacturing	2.8
Oil and Gas	9.6
Pharmaceuticals	10.0
Real Estate	2.1
Real Estate Investment Trusts	1.1
Semiconductors	1.5
Telecommunications	10.7
Water	2.2
Repurchase Agreement	8.0
Securities Lending Collateral	3.8
Other Assets and Liabilities, Net	(6.1)
Net Assets	100.0%

See Accompanying Notes to Financial Statements

(THIS PAGE INTENTIONALLY LEFT BLANK)

Investment Manager	Transfer Agent
ING Investments, LLC	DST Systems, Inc.
7337 E. Doubletree Ranch Road	P.O. Box 419368
Scottsdale, Arizona 85258	Kansas City, Missouri 64141

Administrator	Custodian
ING Funds Services, LLC	The Bank of New York
7337 E. Doubletree Ranch Road	100 Colonial Center Parkway, Suite 300
Scottsdale, Arizona 85258	Lake Mary, Florida 32746

Distributor	Legal Counsel
ING Funds Distributor, LLC	Dechert LLP
7337 E. Doubletree Ranch Road	1775 I Street, N.W.
Scottsdale, Arizona 85258	Washington, D.C. 20006
1-800-334-3444

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPSAR-UVPTS	(0605-081605)

ITEM 2.                             CODE OF ETHICS.

Not required for semi-annual filing.

ITEM 3.                             AUDIT COMMITTEE FINANCIAL EXPERT.

Not required for semi-annual filing.

ITEM 4.                             PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for semi-annual filing.

ITEM 5.                             AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required for semi-annual filing.

ITEM 6.                             SCHEDULE OF INVESTMENTS.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.                             DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.                             PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.                             PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.                       SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board has a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board.  The Committee currently consists of all Independent Trustees of the Board (6 individuals).  The Nominating Committee operates pursuant to a Charter approved by the Board. The primary purpose of the Nominating Committee is to consider and present to the Board the candidates it proposes for nomination to fill vacancies on the Board. In evaluating candidates, the Nominating Committee may consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met.  Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination.

The Nominating Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees.  A shareholder nominee for director should be submitted in writing to the Fund’s Secretary. Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nomination as trustee: such individual’s written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of trustees, or is otherwise required, in each case under applicable federal securities laws, rules and regulations.

The Secretary shall submit all nominations received in a timely manner to the Nominating Committee.  To be timely, any such submission must be delivered to the Fund’s Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either disclosure in a press release or in a document publicly filed by the Fund with the Securities and Exchange Commission.

ITEM 11.                       CONTROLS AND PROCEDURES.

(a)                                  Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)                                 There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.                       EXHIBITS.

(a)(1)                    The Code of Ethics is not required for the semi-annual filing.

(a)(2)                    A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)                    Not required for semi-annual filing.

(b)                                 The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Variable Products Trust

By	/s/	James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	August 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/	James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	August 25, 2005

By	/s/	Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	August 25, 2005